UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
--------

FORM N-CSR
--------

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBERS 811-6618

FIRST INVESTORS EQUITY FUNDS
(Exact name of registrant as specified in charter)

110 Wall Street
New York, NY 10005
(Address of principal executive offices) (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837-3620
1-732-855-2712
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END: SEPTEMBER 30, 2009

DATE OF REPORTING PERIOD: MARCH 31, 2009

Item 1.	Reports to Stockholders
The semi-annual report to stockholders follows

First Investors

SEMI-ANNUAL REPORT

INCOME FUNDS

- Cash Management
- Government
- Investment Grade
- Fund For Income

EQUITY FUNDS

- Total Return
- Value
- Blue Chip
- Growth & Income
- Global
- Select Growth
- Opportunity
- Special Situations
- International

March 31, 2009

FOREWORD

This report is for the information of the shareholders of the Funds. It is the Funds’ practice to mail only one copy of their annual and semi-annual reports to all family members who reside in the same household. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 1-800-423-4026. The Funds will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

The views expressed in the Market Overview letter reflect those views of the Director of Equities and Director of Fixed Income of First Investors Management Company, Inc. through the end of the period covered. Any such views are subject to change at any time based upon market or other conditions and we disclaim any responsibility to update such views. These views may not be relied on as investment advice.

You may obtain a free prospectus for any of the Funds by contacting your representative, calling 1-800-423-4026, writing to us at the following address: First Investors Corporation, 110 Wall Street, New York, NY 10005, or by visiting our website at www.firstinvestors.com. You should consider the investment objectives, risks, charges and expenses of a Fund carefully before investing. The prospectus contains this and other information about the Fund, and should be read carefully before investing.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Cash Management Fund seeks to preserve a net asset value at $1.00 per share, it is possible to lose money by investing in it, just as it is possible to lose money by investing in any of the other Funds. See Note 9 in the Notes to Financial Statements for information regarding the Cash Management Fund’s participation in the U.S. Department of the Treasury Temporary Guarantee Program for Money Market Funds. Past performance is no guarantee of future results.

A Statement of Additional Information (“SAI”) for any of the Funds may also be obtained, without charge, upon request by calling 1-800-423-4026, writing to us at our address or by visiting our website listed above. The SAI contains more detailed information about the Funds, including information about its Trustees.

Market Overview
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS

Dear Investor:

The reporting period was defined by the global economic crisis. Policymakers responded in force, and as such, events in Washington, D.C. drove much of the market’s movement during the period. Under the Bush administration, the $700 billion Troubled Asset Relief Program (“TARP”) was signed into law, becoming one of the largest economic interventions in the country’s history. The Obama administration followed up with a fiscal stimulus plan and the announcement and implementation of its Financial Stability Plan. The Federal Reserve (the “Fed”) also entered unprecedented territory, cutting its target federal funds rate to historic lows — between zero and 25 basis points — and announcing a plan to pump more than $1 trillion into the economy.

Despite these actions, economic woes persisted, and in some cases, intensified during the period. Consumers were fearful, and pulled back sharply on spending. The U.S. economy shrank at a 6.3% pace in the fourth quarter of 2008, and 6.1% in the first quarter of this year. In March, the unemployment rate rose to 8.5%, the highest level in over 25 years.

Bond market returns in the aggregate were positive: the Merrill Lynch Broad Market Index was up 4.2% for the two quarters. But returns by sector varied, from 7.4% in the Treasury sector to –13.5% in the high yield (i.e., below investment grade) bond market. High quality bonds benefited from the substantial decline in benchmark U.S. Treasury rates. Specifically, the two-year U.S. Treasury note yield fell from 2.0% to 0.8%, and the ten-year note yield fell from 3.8% to 2.7%.

High quality mortgage-backed bonds returned 6.6%. The market benefited from the ongoing purchases of Fannie Mae, Freddie Mac, and Ginnie Mae mortgage-backed securities by the Fed and the Treasury. The government’s commitment to support the mortgage-backed market was underlined by the Fed’s announcement in March that it would increase its purchase program from $500 billion to $1.25 trillion and extend the program through 2009. The investment grade corporate bond market returned 0.1% as the slowing economy and concern about financial issuers affected performance. High yield corporate bonds (sometimes referred to as “high risk” or “junk” bonds) returned –13.5%, reflecting the very weak economy.

1

Market Overview (continued)
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS

The tax-exempt bond market returned 4.3%. Virtually all of the return occurred in January, which was the best month in the thirty-year history of Merrill Lynch’s Municipal Master Index. The market benefited from substantial demand from individuals, both through direct purchases and mutual funds, as well as from total return investors who viewed municipal bonds as attractive relative to other sectors of the bond market.

In the money markets, the actions by the Fed and the Treasury Department to restore liquidity following the Lehman bankruptcy were successful. As the period ended, the money markets were functioning normally, with yields at very low levels as a result of the Fed’s rate cuts.

In the equities markets, the reporting period was marked by record-setting lows and continued extreme volatility. In the U.S., all segments of the market posted steep losses: large-cap stocks, as measured by the S&P 500 Index, were down 30.5%; mid-cap stocks, as measured by the S&P MidCap 400 Index, fell 32.8%; and small-cap stocks, as measured by the Russell 2000 Index, lost 37.8%. Performance was not much better in international markets, as the MSCI EAFE Index, an index that measures performance in developed markets, excluding the U.S., was down 32.0% in U.S. dollars.

There were some reasons for cautious optimism by equity investors during the period. March saw a sharp turnaround in the form of a 20% rally in the Dow Jones Industrial Average (the “Dow”) over a span of three weeks. This sharp rebound marked the Dow’s fastest rise from a bear market low since 1938. Signs of an economic bottom may be beginning to appear. There was an unexpected lift in home sales during the period, as prices became more affordable to families and renters who had previously been priced out of the market. More unexpected, yet positive, news came from a few heavyweights in the financial sector when Citigroup, JP Morgan Chase, and Bank of America all announced that they were profitable in January and February 2009. However, overall the sector continued to struggle: financials fell 24% worldwide during the period. It remains to be seen if this rally will be the one to break the current bear market trend. There may be several such rebounds before a final capitulation marks the end of a bear market.

2

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Edwin D. Miska
Director of Equities
First Investors Management Company, Inc.

Clark D. Wagner
Director of Fixed Income
First Investors Management Company, Inc.

May 1, 2009

This Market Overview is not part of the Funds’ financial report and is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus. The Market Overview reflects conditions through the end of the period as stated on the cover. Market conditions are subject to change. This Market Overview may not be relied upon as investment advice or an indication of current or future trading intent on behalf of any Fund.

There are a variety of risks associated with investing in mutual funds. For stock funds, the risks include market risk (the risk that the entire stock market will decline because of an event such as a deterioration in the economy or a rise in interest rates), as well as special risks associated with investing in certain types of stock funds, such as small-cap, global and international funds. For bond funds, the risks include interest rate risk and credit risk. Interest rate risk is the risk that bonds will decrease in value as interest rates rise. As a general matter, longer-term bonds fluctuate more than shorter-term bonds in reaction to changes in interest rates. Credit risk is the risk that bonds will decline in value as the result of a decline in the credit rating of the bonds or the economy as a whole, or that the issuer will be unable to pay interest and/or principal when due. You should consult your prospectus for a precise explanation of the risks associated with your fund.

3

Understanding Your Fund’s Expenses (unaudited)
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS

As a mutual fund shareholder, you incur two types of costs: (1) transaction costs, including a sales charge (load) on purchase payments (on Class A shares only), a contingent deferred sales charge on redemptions (on Class B shares only); and (2) ongoing costs, including advisory fees; distribution and service fees (12b-1); and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 in each Fund at the beginning of the period, October 1, 2008, and held for the entire six-month period ended March 31, 2009. The calculations assume that no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Actual Expenses Example:

These amounts help you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To estimate the expenses you paid on your account during this period, simply divide your ending account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period”.

Hypothetical Expenses Example:

These amounts provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for Class A and Class B shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transaction costs, such as front-end or contingent deferred sales charges (loads). Therefore, the hypothetical expenses example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

4

Fund Expenses (unaudited)
CASH MANAGEMENT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(10/1/08)	(3/31/09)	(10/1/08–3/31/09)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,004.61	$3.90
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,021.04	$3.93
Expense Example – Class B Shares
Actual	$1,000.00	$1,001.40	$7.09
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,017.80	$7.14

* Expenses are equal to the annualized expense ratio of .78% for Class A shares and 1.42% for Class B shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2009, and are based on the total value of investments.

5

Portfolio of Investments
CASH MANAGEMENT FUND
March 31, 2009

Principal		Interest
Amount	Security	Rate	*	Value
	CORPORATE NOTES—71.7%
$ 1,200M	3M Co., 11/6/09	1.07%		$1,228,737
	Abbott Laboratories:
7,000M	4/7/09 (a)	0.35		6,999,591
2,000M	5/15/09	2.86		2,006,020
800M	5/15/09	2.80		802,399
585M	Atlantic Richfield Co., 4/15/09	1.07		586,053
6,000M	Becton Dickinson & Co., 4/6/09	0.25		5,999,792
4,400M	BP Capital Markets PLC, 3/15/10	1.55		4,537,307
2,000M	Chevron Funding Corp., 4/24/09	0.28		1,999,642
3,000M	Citigroup Funding Inc., 5/6/09	0.30		2,999,125
8,000M	Coca-Cola Co., 4/14/09 (a)	0.37		7,998,931
2,605M	DuPont (E.I.) de Nemours & Co., 10/15/09	1.55		2,678,903
2,350M	Electric Data Systems Corp., 10/15/09	1.41		2,421,832
8,000M	Emerson Electric Co., 6/18/09 (a)	0.28		7,995,146
8,500M	Fannie Mae, 4/3/09	0.33		8,499,844
	Freddie Mac:
5,000M	4/24/09	0.32		4,998,977
1,500M	5/11/09	0.26		1,499,567
6,700M	5/11/09	0.37		6,697,244
9,500M	5/13/09	0.40		9,495,563
	General Electric Capital Corp.:
2,276M	4/1/09	2.80		2,276,000
1,000M	9/1/09	2.25		1,007,705
2,000M	9/15/09	2.59		2,018,237
	Illinois Tool Works, Inc.:
2,500M	4/6/09 (a)	0.38		2,499,868
8,000M	5/8/09 (a)	0.42		7,996,544
	International Business Machines Corp.:
500M	6/1/09	1.50		502,386
2,675M	9/15/09	1.46		2,709,624
3,095M	John Deere Capital Corp., 7/15/09	1.40		3,121,638
2,900M	Johnson & Johnson, 6/8/09 (a)	0.33		2,898,192
7,000M	Kimberly-Clark Worldwide, 5/1/09 (a)	0.32		6,998,133
3,700M	Northwest Natural Gas Co., 5/14/09 (a)	0.65		3,697,124
7,000M	PepsiCo, Inc., 4/16/09 (a)	0.19		6,999,446
4,000M	Pfizer, Inc., 6/5/09 (a)	0.35		3,997,472
	Pitney Bowes Credit Corp.:
5,000M	9/15/09	1.80		1,622,937
1,585M	9/15/09	3.17		5,151,401
800M	9/15/09	1.27		826,084

6

Principal		Interest
Amount	Security	Rate	*	Value
	CORPORATE NOTES (continued)
	Procter & Gamble Co.:
$ 345M	8/10/09	2.50%		$ 352,363
1,500M	9/15/09	0.99		1,539,774
2,000M	Procter & Gamble International Finance, 7/6/09	5.30		2,016,717
4,500M	SBC Communications, Inc., 9/15/09	1.70		4,548,671
4,000M	Toyota Motor Credit Corp., 4/23/09	0.40		3,999,022
2,000M	United Technologies Corp., 6/1/09	1.13		2,017,930
960M	Vastar Resources, Inc., 4/1/09	0.90		960,000
	Wal-Mart Stores, Inc.:
3,000M	8/10/09	2.27		3,049,423
2,500M	8/10/09	2.50		2,538,879
2,000M	8/10/09	1.46		2,038,802
1,500M	8/10/09	1.90		1,526,593
Total Value of Corporate Notes (cost $158,355,638)				158,355,638
	FLOATING RATE NOTES—19.7%
1,500M	AstraZeneca PLC, 9/11/09	1.61		1,502,909
1,500M	BP Capital Markets PLC, 3/17/10	1.53		1,502,005
5,000M	Federal Home Loan Bank, 10/13/09	1.19		5,004,400
	Freddie Mac:
2,250M	10/8/09	0.46		2,247,943
4,000M	1/8/10	0.61		4,001,533
6,750M	IBM International Group Capital, LLC, 7/29/09	1.52		6,752,019
4,210M	Monongallia Health Systems, 7/1/40	1.00		4,210,000
700M	Port Blakely Community WA Rev., 2/15/21	0.95		700,000
2,880M	Procter & Gamble Co., 3/9/10	1.46		2,886,422
3,500M	Procter & Gamble International Finance, 7/6/09 (b)	1.42		3,501,205
3,000M	Toyota Motor Credit Corp., 1/29/10	2.43		3,000,000
3,175M	University of Oklahoma Hospital Rev., 8/15/21	0.85		3,175,000
5,000M	Walt Disney Co., 9/10/09	1.39		5,001,294
Total Value of Floating Rate Notes (cost $43,484,730)				43,484,730

7

Portfolio of Investments (continued)
CASH MANAGEMENT FUND
March 31, 2009

Principal		Interest
Amount	Security	Rate	*	Value
	U.S. GOVERNMENT AGENCY
	OBLIGATIONS—4.7%
	Federal Home Loan Bank:
$ 3,500M	4/30/09	2.63%		$ 3,500,000
1,250M	12/15/09 (c)	1.55		1,250,000
1,500M	1/6/10	0.93		1,529,186
2,000M	1/26/10	1.00		1,997,866
2,000M	Freddie Mac, 2/5/10	1.05		2,000,000
Total Value of U.S. Government Agency Obligations (cost $10,277,052)				10,277,052
	BANKERS’ ACCEPTANCES—2.3%
5,000M	Bank of America NA, 4/20/09 (cost $4,998,468)	0.58		4,998,468
	U.S. GOVERNMENT OBLIGATIONS—.9%
2,000M	U.S. Treasury Bills, 6/25/09 (cost $1,998,963)	0.22		1,998,963
Total Value of Investments (cost $219,114,851)**	99.3%			219,114,851
Other Assets, Less Liabilities	.7			1,642,554
Net Assets	100.0%			$220,757,405

* The interest rates shown are the effective rates at the time of purchase by the Fund. The interest rates shown on floating rate notes are adjusted periodically; the rates shown are the rates in effect at March 31, 2009.

** Aggregate cost for federal income tax purposes is the same.

(a) Security exempt from registration under Secton 4(2) of the Securities Act of 1933 (see Note 4).

(b) Security exempt from registration under Rule 144A of Securities Act of 1933 (see Note 4).

(c) Denotes a step bond (a zero coupon bond that converts to a fixed interest rate at a designated date).

8	See notes to financial statements

Fund Expenses (unaudited)
GOVERNMENT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(10/1/08)	(3/31/09)	(10/1/08–3/31/09)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,058.36	$5.64
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,019.45	$5.54

Expense Example – Class B Shares
Actual	$1,000.00	$1,054.70	$9.22
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,015.95	$9.05

* Expenses are equal to the annualized expense ratio of 1.10% for Class A shares and 1.80% for Class B shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2009, and are based on the total value of investments.

9

Portfolio of Investments
GOVERNMENT FUND
March 31, 2009

Principal
Amount	Security	Value
	MORTGAGE-BACKED CERTIFICATES—100.7%
	Fannie Mae—7.6%
$ 9,675M	5.5%, 7/1/2033 – 12/1/2035	$ 10,082,044
10,722M	6%, 1/1/2036 – 12/1/2037	11,214,226
		21,296,270
	Government National Mortgage Association I
	Program—93.1%
8,500M	4.5%, 4/20/2039	8,696,562
53,858M	5%, 5/15/2033 – 4/20/2039	56,008,153
85,028M	5.5%, 3/15/2033 – 2/15/2039	88,791,398
73,554M	6%, 3/15/2031 – 12/15/2038	77,231,054
23,443M	6.5%, 10/15/2028 – 12/15/2038	24,936,312
3,849M	7%, 4/15/2032 – 4/15/2034	4,125,360
1,346M	7.5%, 7/15/2023 – 6/15/2034	1,446,470
		261,235,309
Total Value of Mortgage-Backed Certificates (cost $274,249,504)		282,531,579
	SHORT-TERM INVESTMENTS—2.5%
	Money Market Fund
7,028M	First Investors Cash Reserve Fund, 0.59% (cost $7,028,000)*	7,028,000
Total Value of Investments (cost $281,277,504)	103.2%	289,559,579
Excess of Liabilities Over Other Assets	(3.2)	(8,949,952)
Net Assets	100.0%	$280,609,627

* Affiliated unregistered money market fund available only to First Investors funds and certain accounts managed by First Investors Management Company, Inc. Rate shown is the 7-day yield at March 31, 2009 (see Note 2).

10	See notes to financial statements

Fund Expenses (unaudited)
INVESTMENT GRADE FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	`Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(10/1/08)	(3/31/09)	(10/1/08–3/31/09)*
Expense Example – Class A Shares
Actual	$1,000.00	$989.26	$5.46
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,019.45	$5.54
Expense Example – Class B Shares
Actual	$1,000.00	$985.89	$8.91
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,015.95	$9.05

* Expenses are equal to the annualized expense ratio of 1.10% for Class A shares and 1.80% for Class B shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2009, and are based on the total value of investments.

11

Portfolio of Investments
INVESTMENT GRADE FUND
March 31, 2009

Principal
Amount	Security	Value
	CORPORATE BONDS—80.4%
	Automotive—3.4%
$ 10,301M	Daimler Chrysler NA Holdings Corp., 6.5%, 2013	$ 9,342,255
	Chemicals—1.2%
1,700M	Air Products & Chemicals, Inc., 4.125%, 2010	1,701,511
1,700M	Cabot Corp., 5.25%, 2013 (a)	1,641,986
		3,343,497
	Consumer Durables—.5%
1,650M	Black & Decker Corp., 5.75%, 2016	1,486,600
	Consumer Non-Durables—1.0%
1,600M	Newell Rubbermaid, Inc., 6.75%, 2012	1,533,627
1,060M	Procter & Gamble Co., 4.6%, 2014	1,123,013
		2,656,640
	Energy—12.9%
2,700M	Canadian Natural Resources, Ltd., 5.9%, 2018	2,422,607
2,250M	ConocoPhillips, 5.75%, 2019	2,269,134
800M	Halliburton Co., 7.45%, 2039	803,306
850M	Kinder Morgan Finance Co., 5.35%, 2011	816,000
2,800M	Nabors Industries, Inc., 6.15%, 2018	2,194,130
	Nexen, Inc.:
2,000M	5.05%, 2013	1,843,888
1,800M	6.4%, 2037	1,280,029
2,000M	Northern Border Pipeline Co., 7.1%, 2011	2,005,888
2,150M	Pacific Energy Partners LP, 7.125%, 2014	1,993,906
7,200M	Rockies Express Pipeline, 6.25%, 2013 (a)	7,071,005
5,800M	Spectra Energy Capital, LLC, 6.2%, 2018	5,362,425
4,400M	Suncor Energy, Inc., 6.85%, 2039	3,334,043
3,600M	TransOcean, Inc., 6%, 2018	3,397,367
900M	Valero Energy Corp., 10.5%, 2039	929,786
		35,723,514
	Financial Services—7.7%
5,040M	Amvescap PLC, 5.375%, 2013	3,647,871
2,700M	Citigroup, Inc., 5.5%, 2013	2,374,207
7,460M	CoBank, ACB, 7.875%, 2018 (a)	7,292,240
1,800M	Compass Bank, 6.4%, 2017	1,671,872
625M	Greenpoint Bank, 9.25%, 2010	601,391

12

Principal
Amount	Security	Value
	Financial Services (continued)
$ 2,420M	Hibernia Corp., 5.35%, 2014	$ 1,724,141
2,900M	Royal Bank of Scotland Group PLC, 5%, 2014	1,833,090
	SunTrust Bank, Inc.:
1,600M	7.25%, 2018	1,542,864
3,000M	5.853%, 2049	750,321
		21,437,997
	Financials—8.0%
	American General Finance Corp.:
875M	8.125%, 2009	672,748
1,800M	6.9%, 2017	631,580
1,500M	Bear Stearns Cos., Inc., 7.25%, 2018	1,551,589
1,170M	ERAC USA Finance Enterprise Co., 8%, 2011 (a)	1,060,156
2,363M	Ford Motor Credit Co., 9.75%, 2010	1,944,508
	Goldman Sachs Group, Inc.:
500M	6.15%, 2018	457,472
1,600M	6.45%, 2036	1,014,032
2,750M	6.75%, 2037	1,864,453
3,600M	HSBC Finance Corp., 4.75%, 2010	3,372,422
6,700M	Merrill Lynch & Co., 5.45%, 2013	5,496,908
	Morgan Stanley:
1,425M	5.3%, 2013	1,371,409
1,100M	6.625%, 2018	1,050,595
2,300M	UBS AG, 5.875%, 2016	1,793,809
		22,281,681
	Food/Beverage/Tobacco—5.4%
4,600M	Altria Group, Inc., 10.2%, 2039	4,710,207
1,980M	Bunge Limited Finance Corp., 5.875%, 2013	1,766,105
1,900M	Cargill, Inc., 6%, 2017 (a)	1,788,023
1,949M	ConAgra Foods, Inc., 6.75%, 2011	2,062,227
4,600M	Philip Morris International, Inc., 5.65%, 2018	4,578,642
		14,905,204
	Food/Drug—1.0%
2,000M	Kroger Co., 6.75%, 2012	2,117,506
700M	Safeway, Inc., 6.5%, 2011	734,428
		2,851,934

13

Portfolio of Investments (continued)
INVESTMENT GRADE FUND
March 31, 2009

Principal
Amount	Security	Value
	Health Care—2.4%
$ 2,400M	Novartis, 5.125%, 2019	$ 2,441,462
4,000M	Pfizer, Inc., 5.35%, 2015	4,225,556
		6,667,018
	Industrials—.6%
2,365M	Harley-Davidson Funding Corp., 6.8%, 2018 (a)	1,536,777
	Information Technology—1.2%
1,600M	Cisco Systems, Inc., 4.95%, 2019	1,577,221
1,750M	Xerox Corp., 6.875%, 2011	1,670,858
		3,248,079
	Manufacturing—2.9%
1,750M	Briggs & Stratton Corp., 8.875%, 2011	1,723,750
2,500M	Crane Co., 6.55%, 2036	1,869,987
	John Deere Capital Corp.:
2,800M	5.5%, 2017	2,657,586
272M	5.35%, 2018	252,767
1,550M	United Technologies Corp., 6.125%, 2019	1,671,715
		8,175,805
	Media-Broadcasting—2.7%
2,600M	Comcast Cable Communications, Inc., 7.125%, 2013	2,708,519
	Cox Communications, Inc.:
2,000M	4.625%, 2013	1,820,460
3,100M	8.375%, 2039 (a)	2,916,185
		7,445,164
	Media-Diversified—11.5%
3,208M	Dun & Bradstreet Corp., 6%, 2013	3,275,743
	McGraw-Hill Cos., Inc.:
1,800M	5.9%, 2017	1,576,519
2,300M	6.55%, 2037	1,611,451
6,900M	News America, Inc., 5.3%, 2014	6,493,666
4,500M	Thomson Reuters Corp., 5.95%, 2013	4,399,542
	Time Warner Cable, Inc.:
4,430M	6.2%, 2013	4,316,503
2,700M	6.75%, 2018	2,538,743

14

Principal
Amount	Security	Value
	Media-Diversified (continued)
	Time Warner, Inc.:
$ 3,550M	6.875%, 2012	$ 3,615,671
1,000M	9.125%, 2013	1,051,367
2,800M	Walt Disney Co., 4.5%, 2013	2,864,739
		31,743,944
	Metals/Mining—.5%
1,300M	Alcoa, Inc., 6%, 2012	1,133,834
803M	ArcelorMittal, 6.125%, 2018	581,859
		1,715,693
	Real Estate Investment Trusts—.6%
200M	AvalonBay Communities, Inc., 6.625%, 2011	194,551
1,350M	Duke Weeks Realty Corp., 7.75%, 2009	1,329,256
		1,523,807
	Retail—.4%
1,000M	McDonald’s Corp., 5%, 2019	1,042,094
	Telecommunications—5.2%
3,000M	AT&T, Inc., 5.8%, 2019	2,942,235
6,100M	Deutsche Telekom International Finance BV, 5.875%, 2013	6,210,556
1,359M	GTE Corp., 6.84%, 2018	1,348,059
2,000M	SBC Communications, Inc., 6.25%, 2011	2,089,946
1,725M	Sprint Capital Corp., 6.375%, 2009	1,725,000
		14,315,796
	Transportation—1.7%
4,397M	Burlington Northern Santa Fe Corp., 4.3%, 2013	4,261,520
300M	Union Pacific Railroad, 7.28%, 2011	310,038
		4,571,558
	Utilities—7.8%
1,800M	Consumers Energy Co., 6.875%, 2018	1,886,992
8,250M	E. ON International Finance BV, 5.8%, 2018 (a)	8,129,146
2,100M	Electricite de France, 6.95%, 2039 (a)	2,087,938
2,650M	Entergy Gulf States, Inc., 5.25%, 2015	2,397,797
655M	Great River Energy Co., 5.829%, 2017 (a)	676,859
1,400M	OGE Energy Corp., 5%, 2014	1,323,710

15

Portfolio of Investments (continued)
INVESTMENT GRADE FUND
March 31, 2009

Principal
Amount	Security	Value
	Utilities (continued)
$ 775M	PSI Energy, Inc., 8.85%, 2022	$ 938,110
1,510M	Public Service Electric & Gas Co., 6.75%, 2016	1,649,539
2,575M	Trans-Canada Pipelines, Ltd., 7.625%, 2039	2,553,594
		21,643,685
	Waste Management—.9%
500M	Allied Waste NA, Inc., 5.75%, 2011	488,337
2,000M	Waste Management, Inc., 6.875%, 2009	2,004,794
		2,493,131
	Wireless Communications—.9%
2,400M	Verizon Wireless Capital, 5.55%, 2014 (a)	2,404,522
Total Value of Corporate Bonds (cost $237,466,925)		222,556,395
	U.S. GOVERNMENT AGENCY
	OBLIGATIONS—5.0%
4,500M	Fannie Mae, 4.02%, 2015	4,633,974
5,500M	Federal Farm Credit Bank, 5.37%, 2018	5,517,930
1,000M	Federal Home Loan Bank, 7.23%, 2015	1,078,521
2,500M	Freddie Mac, 6%, 2017	2,529,545
Total Value of U.S. Government Agency Obligations (cost $13,384,819)		13,759,970
	FLOATING RATE NOTES(b)—4.1%
	Financial Services—1.0%
4,800M	Wachovia Bank, 1.65%, 2016	2,875,930
	Financial—3.1%
2,300M	General Electric Capital Corp., 1.614%, 2026	1,089,137
4,500M	Goldman Sachs Group, Inc., 1.522%, 2015	3,171,641
2,800M	HSBC Finance Corp., 1.691%, 2016	1,531,928
3,800M	Morgan Stanley, 1.574%, 2015	2,703,882
		8,496,588
Total Value of Floating Rate Notes (cost $11,324,055)		11,372,518

16

Principal
Amount	Security	Value
	MORTGAGE-BACKED CERTIFICATES—4.1%
	Fannie Mae
$ 8,764M	5.5%, 8/1/2038 – 10/1/2038	$ 9,106,464
2,144M	6%, 11/1/2038	2,242,184
Total Value of Mortgage-Backed Certificates (cost $11,022,158)		11,348,648
	MUNICIPAL BONDS—2.7%
2,250M	Massachusetts Bay Trans. Auth. MA Rev., 5.25%, 2034	2,301,120
1,800M	Platte Riv. Pwr. Auth. CO, 5%, 2024	1,892,484
1,730M	Tobacco Settlement Fin. Auth. WV, Series “A”, 7.467%, 2047	899,946
2,250M	Triborough Brdg. & Tunl. Auth. NY Rev. Bonds, 5.25%, 2034	2,280,398
Total Value of Municipal Bonds (cost $8,079,375)		7,373,948
	U.S. GOVERNMENT OBLIGATIONS—.4%
953M	FDA Queens LP, 6.99%, 2017 (cost $1,023,770) (a)	1,126,877
	PASS THROUGH CERTIFICATES—.3%
	Transportation
458M	American Airlines, Inc., 7.377%, 2019	219,624
1,161M	Continental Airlines, Inc., 8.388%, 2020	742,961
Total Value of Pass Through Certificates (cost $1,618,846)		962,585
	SHORT-TERM INVESTMENTS—.8%
	Money Market Fund
2,115M	First Investors Cash Reserve Fund, 0.59% (cost $2,115,000) (c)	2,115,000
Total Value of Investments (cost $286,034,948)	97.8%	270,615,941
Other Assets, Less Liabilities	2.2	6,220,342

Net Assets	100.0%	$ 276,836,283

(a) Security exempt from registration under Rule 144A of Securities Act of 1933 (see Note 4).

(b) Interest rates on floating rate notes are determined and reset periodically by the issuer and are the rates in effect on March 31, 2009.

(c) Affiliated unregistered money market fund available only to First Investors funds and certain accounts managed by First Investors Management Company, Inc. Rate shown is the 7-day yield at March 31, 2009 (see Note 2).

See notes to financial statements	17

Fund Expenses (unaudited)
FUND FOR INCOME

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(10/1/08)	(3/31/09)	(10/1/08–3/31/09)*
Expense Example – Class A Shares
Actual	$1,000.00	$826.87	$6.47
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,017.85	$7.14
Expense Example – Class B Shares
Actual	$1,000.00	$822.34	$9.63
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,014.31	$10.65

* Expenses are equal to the annualized expense ratio of 1.42% for Class A shares and 2.12% for Class B shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2009, and are based on the total value of investments.

18

Portfolio of Investments
FUND FOR INCOME
March 31, 2009

Principal
Amount	Security	Value
	CORPORATE BONDS—87.9%
	Aerospace/Defense—4.3%
$ 4,775M	Alliant Techsystems, Inc., 6.75%, 2016	$ 4,560,125
5,508M	DynCorp International, LLC, 9.5%, 2013	5,191,290
1,747M	GenCorp, Inc., 9.5%, 2013	1,266,575
4,375M	L-3 Communications Corp., 7.625%, 2012	4,402,344
		15,420,334
	Automotive—3.2%
2,700M	Accuride Corp., 8.5%, 2015 (a)	587,250
	Asbury Automotive Group, Inc.:
5,400M	8%, 2014	2,646,000
2,000M	7.625%, 2017	950,000
6,975M	Avis Budget Car Rental, LLC, 7.75%, 2016	1,778,625
	General Motors Corp.:
3,500M	7.7%, 2016 (a)	437,500
3,500M	8.375%, 2033 (a)	437,500
500M	Tenneco Automotive, Inc., 8.625%, 2014	95,000
6,575M	United Auto Group, Inc., 7.75%, 2016	3,320,375
3,600M	United Components, Inc., 9.375%, 2013	1,422,000
		11,674,250
	Chemicals—4.2%
	Huntsman, LLC:
1,636M	11.625%, 2010	1,623,730
4,515M	11.5%, 2012	3,544,275
4,800M	Newmarket Corp., 7.125%, 2016	3,828,000
4,500M	Terra Capital, Inc., 7%, 2017	4,162,500
3,075M	Westlake Chemical Corp., 6.625%, 2016	2,167,875
		15,326,380
	Consumer Non-Durables—1.5%
3,815M	GFSI, Inc., 10.5%, 2011 (b)(c)	2,880,325
3,125M	Levi Strauss & Co., 9.75%, 2015	2,703,125
		5,583,450

19

Portfolio of Investments (continued)
FUND FOR INCOME
March 31, 2009

Principal
Amount	Security	Value
	Energy—12.9%
$ 5,275M	Basic Energy Services, Inc., 7.125%, 2016	$ 3,085,875
3,600M	Calfrac Holdings, 7.75%, 2015 (b)	1,728,000
	Chesapeake Energy Corp.:
1,800M	7.5%, 2014	1,633,500
8,850M	6.625%, 2016	7,411,875
4,500M	Cimarex Energy Co., 7.125%, 2017	3,645,000
	Compagnie Generale de Geophysique:
4,350M	7.5%, 2015	3,458,250
2,900M	7.75%, 2017	2,233,000
4,375M	Complete Production Services, Inc., 8%, 2016	2,800,000
4,400M	Connacher Oil & Gas, Ltd., 10.25%, 2015 (b)	1,408,000
5,900M	Delta Petroleum Corp., 7%, 2015	1,917,500
3,100M	Hilcorp Energy I, LP, 9%, 2016 (b)	2,309,500
3,501M	National Oilwell Varco, Inc., 6.125%, 2015	3,059,883
950M	Pacific Energy Partners LP, 7.125%, 2014	881,028
	Petroplus Finance, Ltd.:
900M	6.75%, 2014 (b)	670,500
3,950M	7%, 2017 (b)	2,863,750
2,625M	Plains Exploration & Production Co., 7.625%, 2018	2,139,375
3,600M	Stallion Oilfield Services, Ltd., 9.75%, 2015 (b)	468,000
2,600M	Stewart & Stevenson, LLC, 10%, 2014	1,976,000
3,490M	Tesoro Corp., 6.25%, 2012	3,062,475
		46,751,511
	Food/Beverage/Tobacco—4.1%
9,000M	Constellation Brands, Inc. , 7.25%, 2016	8,595,000
	Land O’Lakes, Inc.:
1,800M	9%, 2010	1,811,250
775M	8.75%, 2011	771,125
4,125M	Southern States Cooperative, Inc., 10.5%, 2010 (b)	3,691,875
		14,869,250

20

Principal
Amount	Security	Value
	Food/Drug—2.2%
$ 8,300M	Ingles Markets, Inc., 8.875%, 2011	$ 8,134,000
	Forest Products/Containers—1.3%
2,150M	Jefferson Smurfit Corp., 8.25%, 2012 (d)	279,500
4,400M	Sappi Papier Holding, AG, 6.75%, 2012 (b)	2,474,393
2,000M	Tekni-Plex, Inc., 8.75%, 2013 (a)	990,000
3,275M	Verso Paper Holdings, LLC, 4.92%, 2014 (c)	966,125
		4,710,018
	Gaming/Leisure—4.7%
4,250M	Circus & Eldorado/Silver Legacy, 10.125%, 2012	2,783,750
2,513M	Isle of Capri Casinos, Inc., 7%, 2014	1,495,235
5,220M	Mandalay Resort Group, 6.375%, 2011	1,853,100
6,960M	MGM Mirage, Inc., 6.625%, 2015	2,505,600
1,800M	Pinnacle Entertainment, Inc., 7.5%, 2015	1,125,000
8,445M	Speedway Motorsports, Inc., 6.75%, 2013	7,114,913
		16,877,598
	Health Care—9.7%
	Alliance Imaging, Inc.:
900M	7.25%, 2012	868,500
3,150M	7.25%, 2012	3,039,750
4,375M	Community Health Systems, 8.875%, 2015	4,156,250
1,000M	Cooper Companies, Inc., 7.125%, 2015	907,500
4,350M	DaVita, Inc., 7.25%, 2015	4,203,187
3,480M	Fisher Scientific International, Inc., 6.125%, 2015	3,460,749
4,400M	Genesis Health Ventures, Inc., 9.75%, 2011 (d)(e)	2,750
5,700M	HCA, Inc., 6.75%, 2013	4,289,250
4,000M	Omnicare, Inc., 6.875%, 2015	3,600,000
3,025M	Res-Care, Inc., 7.75%, 2013	2,684,687
	Tenet Healthcare Corp.:
3,450M	7.375%, 2013	2,760,000
2,250M	9.25%, 2015	1,743,750
4,500M	Universal Hospital Services, Inc., 5.943%, 2015 (c)	3,285,000
		35,001,373

21

Portfolio of Investments (continued)
FUND FOR INCOME
March 31, 2009

Principal
Amount	Security	Value
	Housing—.9%
$ 2,180M	Beazer Homes USA, Inc., 6.875%, 2015	$ 479,600
6,100M	Builders FirstSource, Inc., 5.484%, 2012 (c)	884,500
900M	NTK Holdings, Inc., 0%—10.75%, 2014 (a)(f)	58,500
3,500M	Realogy Corp., 12.375%, 2015	612,500
	William Lyon Homes, Inc.:
4,500M	7.625%, 2012	787,500
2,700M	10.75%, 2013	472,500
		3,295,100
	Information Technology—3.4%
7,650M	Belden CDT, Inc., 7%, 2017	6,311,250
3,000M	Exodus Communications, Inc., 10.75%, 2009 (d)(e)	1,875
5,250M	Freescale Semiconductor, Inc., 9.125%, 2014	420,000
	Iron Mountain, Inc.:
1,000M	8.625%, 2013	1,005,000
1,000M	6.625%, 2016	930,000
1,500M	8%, 2020	1,402,500
	Sanmina – SCI Corp.:
875M	4.07%, 2014 (b)(c)	485,625
1,300M	8.125%, 2016	461,500
	Xerox Corp.:
500M	6.4%, 2016	381,728
1,000M	6.75%, 2017	764,821
		12,164,299
	Investment/Finance Companies—1.8%
7,300M	LaBranche & Co., Inc., 11%, 2012	6,615,625
	Manufacturing—2.7%
2,740M	Case New Holland, Inc., 7.125%, 2014	2,027,600
	ESCO Corp.:
250M	5.195%, 2013 (b)(c)	158,750
2,000M	8.625%, 2013 (b)	1,530,000
2,500M	Itron, Inc., 7.75%, 2012	2,253,125
4,500M	Terex Corp., 8%, 2017	3,667,500
		9,636,975

22

Principal
Amount	Security	Value
	Media-Broadcasting—1.9%
$ 5,250M	Block Communications, Inc., 8.25%, 2015 (b)	$ 3,924,375
4,400M	LBI Media, Inc., 8.5%, 2017 (b)	1,210,000
3,196M	Nexstar Finance Holding, LLC, 11.375%, 2013	1,166,505
1,357M	Sinclair Broadcasting Group, Inc., 8%, 2012	742,958
	Young Broadcasting, Inc.:
2,920M	10%, 2011 (d)	321
4,900M	8.75%, 2014 (d)	539
		7,044,698
	Media-Cable TV—8.1%
6,250M	Atlantic Broadband Finance, LLC, 9.375%, 2014	4,968,750
6,900M	Cablevision Systems Corp., 8%, 2012	6,744,750
	Charter Communications Holdings, LLC:
8,250M	11.75%, 2011 (d)	92,812
2,000M	8%, 2012 (b)(d)	1,840,000
5,444M	10%, 2015 (d)	61,245
1,875M	CSC Holdings, Inc., 8.5%, 2014 (b)	1,856,250
6,940M	Echostar DBS Corp., 6.375%, 2011	6,714,450
	Mediacom LLC/Mediacom Capital Corp.:
4,000M	7.875%, 2011	3,820,000
2,000M	9.5%, 2013	1,880,000
	Quebecor Media, Inc.:
800M	7.75%, 2016	612,000
1,000M	7.75%, 2016	765,000
		29,355,257
	Media-Diversified—2.6%
	Cenveo, Inc.:
5,200M	7.875%, 2013	2,730,000
500M	10.5%, 2016 (b)	283,125
2,000M	Deluxe Corp., 7.375%, 2015	1,490,000
7,875M	Idearc, Inc., 8%, 2016 (d)	246,094
	MediaNews Group, Inc.:
2,625M	6.875%, 2013	72,187
3,100M	6.375%, 2014	85,250
6,450M	R.H. Donnelley Corp., 8.875%, 2017	387,000
4,700M	Universal City Development Partners, Ltd., 11.75%, 2010	4,042,000
250M	Universal City Florida Holding Co., 5.92%, 2010 (c)	88,750
		9,424,406

23

Portfolio of Investments (continued)
FUND FOR INCOME
March 31, 2009

Principal
Amount	Security	Value
	Metals/Mining—1.8%
$ 500M	Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017	$ 468,159
1,750M	Metals USA, Inc., 11.125%, 2015	1,058,750
6,010M	Russell Metals, Inc., 6.375%, 2014	4,868,100
		6,395,009
	Retail-General Merchandise—1.4%
2,900M	GSC Holdings Corp., 8%, 2012	2,943,500
6,100M	Neiman Marcus Group, Inc., 10.375%, 2015 (a)	1,982,500
		4,926,000
	Services—6.0%
	Allied Waste NA, Inc.:
1,800M	7.875%, 2013	1,792,528
6,000M	7.375%, 2014	5,690,844
5,250M	6.875%, 2017	4,784,708
4,700M	Ashtead Capital, Inc., 9%, 2016 (b)	2,702,500
3,950M	First Data Corp., 9.875%, 2015	2,330,500
	United Rentals, Inc.:
2,863M	6.5%, 2012	2,304,715
4,350M	7%, 2014	2,218,500
		21,824,295
	Telecommunications—2.9%
5,250M	Citizens Communications Co., 7.125%, 2019	4,147,500
3,500M	Qwest Communications International, Inc., 7.5%, 2014	3,045,000
3,500M	Windstream Corp., 8.625%, 2016	3,456,250
		10,648,750
	Transportation—.0%
500M	Titan Petrochemicals Group, Ltd., 8.5%, 2012 (b)	62,500
	Utilities—2.7%
5,250M	Dynergy Holdings, Inc., 7.75%, 2019	3,438,750
500M	El Paso Corp., 8.25%, 2016	470,000
2,600M	Energy Future Holdings Corp., 10.875%, 2017	1,690,000
4,625M	NRG Energy, Inc., 7.375%, 2017	4,312,813
		9,911,563

24

Principal
Amount
or Shares		Security	Value
		Wireless Communications—3.6%
$ 3,500M		Metro PCS Wireless, Inc., 9.25%, 2014 (b)	$ 3,395,000
8,000M		Nextel Communications, Inc., 5.95%, 2014	4,480,000
5,200M		Rogers Wireless, Inc., 6.375%, 2014	5,269,867
			13,144,867
Total Value of Corporate Bonds (cost $493,106,177)			318,797,508
		COMMON STOCKS—1.0%
		Automotive—.0%
37,387	*	Safelite Glass Corporation – Class “B” (b)(e)	23,180
2,523	*	Safelite Realty Corporation (e)	25
			23,205
		Chemicals—.2%
182,350	*	Texas Petrochemicals Corporation (e)	638,225
		Consumer Staples—.4%
60,249		Time Warner Cable, Inc.	1,494,175
		Media-Broadcasting—.1%
325,000		Sinclair Broadcasting Group, Inc.	334,750
		Telecommunications—.3%
175,000		Frontier Communications Corporation	1,256,500
8	*	Viatel Holding (Bermuda), Ltd. (e)	29
18,224	*	World Access, Inc.	15
			1,256,544
Total Value of Common Stocks (cost $18,420,986)			3,746,899

25

Portfolio of Investments (continued)
FUND FOR INCOME
March 31, 2009

Principal
Amount
or Warrants		Security	Value
		AUCTION RATE SECURITIES (g)—1.0%
$2,300M		New York State Twy. Auth. Svc. Contract Rev., 0.838%, 2021 (e)	$2,131,341
1,725M		Winter Park, FL Elec. Rev., 0.891%, 2034 (e)	1,425,747
Total Value of Auction Rate Securities (cost $4,025,000)			3,557,088
		WARRANTS—.0%
		Telecommunication Services
3,500	*	GT Group Telecom, Inc. (expiring 2/1/10) (cost $316,222) (b)(e)	—
		SHORT-TERM INVESTMENTS—7.0%
		Money Market Fund
$25,360M		First Investors Cash Reserve Fund, 0.59% (cost $25,360,000) (h)	25,360,000
		REPURCHASE AGREEMENT (i)—1.1%
3,828M		Barclays Bank PLC, .2%, dated 3/31/09, to be repurchased
		at $3,828,021 on 4/1/09 (collateralized by Fannie Mae,
		5.125%, 4/15/11, valued at $3,926,501) (cost $3,828,000)	3,828,000
Total Value of Investments (cost $545,056,385)		98.0%	355,289,495
Other Assets, Less Liabilities		2.0	7,033,443
Net Assets		100.0%	$362,322,938

* Non-income producing

(a) Loaned security; a portion or all of the security is on loan as of March 31, 2009 (see Note 1G).

(b) Security exempt from registration under Rule 144A of Securities Act of 1933 (see Note 4).

(c) Interest rates on adjustable rate bonds are determined and reset periodically by the indentures. The interest rates shown are the rated in effect on March 31, 2009.

(d) In default as to principal and/or interest payment

(e) Securities valued at fair value (see Note 1A).

(f) Denotes a step bond (a zero coupon bond that converts to a fixed interest rate at a designated date).

(g) The interest rates shown are the rates that were in effect on March 31, 2009. While interest rates on auction rate securities are normally determined and reset periodically by the issuer, the auctions on these securities have failed. Therefore, the rates are those that are stipulated under the auction procedures when there are no sufficient clearing bids on an auction date.

(h) Affiliated unregistered money market fund available only to First Investors funds and certain accounts managed by First Investors Management Company, Inc. Rate shown is the 7-day yield at March 31, 2009 (see Note 2).

(i) Collateral for securities on loan.

26	See notes to financial statements

Fund Expenses (unaudited)
TOTAL RETURN FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(10/1/08)	(3/31/09)	(10/1/08–3/31/09)*
Expense Example – Class A Shares
Actual	$1,000.00	$839.80	$6.70
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,017.65	$7.34
Expense Example – Class B Shares
Actual	$1,000.00	$837.29	$9.89
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,014.16	$10.85

* Expenses are equal to the annualized expense ratio of 1.46% for Class A shares and 2.16% for Class B shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2009, and are based on the total market value of investments.

27

Portfolio of Investments
TOTAL RETURN FUND
March 31, 2009

Shares		Security	Value
		COMMON STOCKS—52.8%
		Consumer Discretionary—6.1%
29,800		BorgWarner, Inc.	$ 604,940
69,000		Brown Shoe Company, Inc.	258,750
53,100		CBS Corporation – Class “B”	203,904
61,600	*	CEC Entertainment, Inc.	1,594,208
45,200	*	Coach, Inc.	754,840
26,800	*	Eddie Bauer Holdings, Inc.	11,524
23,500		Genuine Parts Company	701,710
65,700		H&R Block, Inc.	1,195,083
66,400		Home Depot, Inc.	1,564,384
74,800	*	Jack in the Box, Inc.	1,742,092
82,500	*	Lincoln Educational Services Corporation	1,511,400
29,800		Luxottica Group SpA (ADR)	458,920
34,900		McDonald’s Corporation	1,904,493
135,300	*	Morgans Hotel Group Company	420,783
27,400		Newell Rubbermaid, Inc.	174,812
13,200		Polo Ralph Lauren Corporation – Class “A”	557,700
67,500	*	Ruby Tuesday, Inc.	197,100
49,700		Staples, Inc.	900,067
31,700	*	Steiner Leisure, Ltd.	773,797
198,300		Stewart Enterprises, Inc – Class “A”	642,492
71,660		Wyndham Worldwide Corporation	300,972
			16,473,971
		Consumer Staples—9.8%
128,500		Altria Group, Inc.	2,058,570
33,900		Avon Products, Inc.	651,897
30,500	*	Chattem, Inc.	1,709,525
27,400		Coca-Cola Company	1,204,230
101,700		CVS Caremark Corporation	2,795,733
46,900	*	Dean Foods Company	847,952
35,449		Kraft Foods, Inc. – Class “A”	790,158
55,200		McCormick & Company, Inc.	1,632,264
188,100		Nu Skin Enterprises, Inc. – Class “A”	1,973,169
34,200		PepsiCo, Inc.	1,760,616
76,300		Philip Morris International, Inc.	2,714,754
25,600		Procter & Gamble Company	1,205,504
97,100		Safeway, Inc.	1,960,449

28

Shares		Security	Value
		Consumer Staples (continued)
14,541		Tootsie Roll Industries, Inc.	$ 315,820
84,700		Walgreen Company	2,198,812
48,700		Wal-Mart Stores, Inc.	2,537,270
			26,356,723
		Energy—4.4%
19,700		Anadarko Petroleum Corporation	766,133
67,500	*	Cal Dive International, Inc.	456,975
29,900		ConocoPhillips	1,170,884
34,000		ExxonMobil Corporation	2,315,400
1,897		Hugoton Royalty Trust	18,135
25,986		Marathon Oil Corporation	683,172
48,800		Noble Corporation	1,175,592
24,300		Sasol, Ltd. (ADR)	703,485
67,400		Suncor Energy, Inc.	1,496,954
14,470	*	Transocean, Inc.	851,415
21,000		World Fuel Services Corporation	664,230
52,500		XTO Energy, Inc.	1,607,550
			11,909,925
		Financials—4.1%
17,200		American Express Company	234,436
29,100		Astoria Financial Corporation	267,429
16,797		Bank of America Corporation	114,556
48,600		Brookline Bancorp, Inc.	461,700
20,692		Capital One Financial Corporation	253,270
16,400		Citigroup, Inc.	41,492
26,550		Discover Financial Services	167,530
181,500		Financial Select Sector SPDR Fund (ETF)	1,599,015
53,750	*	First Mercury Financial Corporation	776,150
13,324		Hartford Financial Services Group, Inc.	104,593
48,200		Hudson City Bancorp, Inc.	563,458
57,900		JPMorgan Chase & Company	1,538,982
24,499		KeyCorp	192,807
46,100		Morgan Stanley	1,049,697
67,800		New York Community Bancorp, Inc.	757,326
88,200		NewAlliance Bancshares, Inc.	1,035,468
39,400		SPDR KBW Regional Banking ETF	757,268
99,272		Sunstone Hotel Investors, Inc. (REIT)	261,085

29

Portfolio of Investments (continued)
TOTAL RETURN FUND
March 31, 2009

Shares		Security	Value
		Financials (continued)
33,300		U.S. Bancorp	$ 486,513
16,700		Webster Financial Corporation	70,975
28,700		Wells Fargo & Company	408,688
			11,142,438
		Health Care—8.9%
47,500		Abbott Laboratories	2,265,750
15,100	*	Amgen, Inc.	747,752
18,500		Baxter International, Inc.	947,570
28,800		Becton, Dickinson & Company	1,936,512
17,500	*	Cephalon, Inc.	1,191,750
23,700	*	Genzyme Corporation	1,407,543
57,800		Johnson & Johnson	3,040,280
15,500	*	Laboratory Corporation of America Holdings	906,595
45,100		Medtronic, Inc.	1,329,097
33,600		Merck & Company, Inc.	898,800
45,800		Perrigo Company	1,137,214
134,680		Pfizer, Inc.	1,834,342
72,900	*	PSS World Medical, Inc.	1,046,115
33,700		Sanofi-Aventis (ADR)	941,241
16,200	*	St. Jude Medical, Inc.	588,546
27,500	*	Thermo Fisher Scientific, Inc.	980,925
62,900		Wyeth	2,707,216
			23,907,248
		Industrials—6.2%
26,400		3M Company	1,312,608
69,300	*	AAR Corporation	869,022
27,600		Alexander & Baldwin, Inc.	525,228
35,504	*	Altra Holdings, Inc.	137,756
50,000	*	Armstrong World Industries, Inc.	550,500
12,600		Barnes Group, Inc.	134,694
25,450	*	BE Aerospace, Inc.	220,652
9,500		Burlington Northern Santa Fe Corporation	571,425
55,600		Chicago Bridge & Iron Company NV – NY Shares	348,612
39,000	*	Esterline Technologies Corporation	787,410
77,200		General Electric Company	780,492
25,500		Harsco Corporation	565,335
46,100		Honeywell International, Inc.	1,284,346
41,300		IDEX Corporation	903,231
20,300		Lockheed Martin Corporation	1,401,309

30

Shares		Security	Value
		Industrials (continued)
59,700	*	Mobile Mini, Inc.	$ 687,744
25,400		Northrop Grumman Corporation	1,108,456
39,230	*	PGT, Inc.	54,530
27,000	*	Pinnacle Airlines Corporation	37,530
25,400		Raytheon Company	989,076
18,510		Republic Services, Inc.	317,446
93,300		TAL International Group, Inc.	682,956
59,200		Textainer Group Holdings, Ltd.	399,600
32,975		Tyco International, Ltd.	644,991
28,700		United Technologies Corporation	1,233,526
			16,548,475
		Information Technology—9.1%
25,400	*	CACI International, Inc. – Class “A”	926,846
64,600	*	Cisco Systems, Inc.	1,083,342
37,400	*	Electronics for Imaging, Inc.	366,520
116,600	*	EMC Corporation	1,329,240
79,400	*	Entrust, Inc.	119,894
62,500		Harris Corporation	1,808,750
43,900		Hewlett-Packard Company	1,407,434
58,400		Intel Corporation	878,920
36,000		International Business Machines Corporation	3,488,040
91,500	*	Macrovision Solutions Corporation	1,627,785
132,200		Microsoft Corporation	2,428,514
21,950	*	NCI, Inc. – Class “A”	570,700
90,900		Nokia Corporation – Class “A” (ADR)	1,060,803
69,500	*	Parametric Technology Corporation	693,610
52,900		QUALCOMM, Inc.	2,058,339
52,675	*	SRA International, Inc. – Class “A”	774,322
134,400	*	Symantec Corporation	2,007,936
115,200	*	TIBCO Software, Inc.	676,224
66,076		Western Union Company	830,575
17,600		Xilinx, Inc.	337,216
			24,475,010

31

Portfolio of Investments (continued)
TOTAL RETURN FUND
March 31, 2009

Shares or
Principal
Amount	Security	Value
	Materials—1.9%
18,500	Agrium, Inc.	$ 662,115
58,100	Celanese Corporation – Series “A”	776,797
23,100	Freeport-McMoRan Copper & Gold, Inc.	880,341
12,600	PPG Industries, Inc.	464,940
17,000	Praxair, Inc.	1,143,930
73,700	RPM International, Inc.	938,201
41,550	Temple-Inland, Inc.	223,124
		5,089,448
	Telecommunication Services—1.7%
79,300	AT&T, Inc.	1,998,360
87,600	Verizon Communications, Inc.	2,645,520
		4,643,880
	Utilities—.6%
38,100	Atmos Energy Corporation	880,872
15,700	Consolidated Edison, Inc.	621,877
		1,502,749
Total Value of Common Stocks (cost $178,285,302)		142,049,867
	MORTGAGE-BACKED CERTIFICATES—17.3%
	Fannie Mae—16.4%
$ 1,729M	5%, 7/1/2033	1,789,839
13,772M	5.5%, 4/1/2033 – 5/1/2037	14,345,261
20,481M	6%, 5/1/2036 – 7/1/2038	21,426,364
4,630M	6.5%, 11/1/2033 – 7/1/2037	4,894,006
1,559M	7%, 3/1/2032 – 8/1/2032	1,692,466
		44,147,936
	Freddie Mac—.9%
2,293M	6%, 9/1/2032 – 9/1/2037	2,403,185
Total Value of Mortgage-Backed Certificates (cost $44,667,831)		46,551,121
	CORPORATE BONDS—16.2%
	Consumer Non-Durables—.2%
700M	Newell Rubbermaid, Inc., 6.75%, 2012	670,962

32

Principal
Amount	Security	Value
	Energy—1.9%
$ 1,000M	Canadian Natural Resources, Ltd., 5.9%, 2018	$ 897,262
500M	ConocoPhillips, 5.75%, 2019	504,252
130M	Halliburton Co., 7.45%, 2039	130,537
500M	Kinder Morgan Finance Co., 5.35%, 2011	480,000
1,000M	Nexen, Inc., 6.4%, 2037	711,127
1,000M	Northern Border Pipeline Co., 7.1%, 2011	1,002,944
1,000M	Pacific Energy Partners LP, 7.125%, 2014	927,398
500M	Spectra Energy Capital, LLC, 6.2%, 2018	462,278
		5,115,798
	Financial Services—1.3%
1,000M	CoBank, ACB, 7.875%, 2018 (a)	977,512
1,000M	Fifth Third Bancorp, 5.45%, 2017	745,829
500M	Hibernia Corp., 5.35%, 2014	356,227
1,000M	Nationsbank Corp., 7.8%, 2016	643,054
1,000M	Prudential Financial, Inc., 6%, 2017	661,401
		3,384,023
	Financials—2.3%
1,000M	American General Finance Corp., 6.9%, 2017	350,878
1,000M	Bear Stearns Cos., Inc., 7.25%, 2018	1,034,393
1,000M	Caterpillar Financial Services Corp., 5.85%, 2017	870,225
927M	Ford Motor Credit Co., 9.75%, 2010	762,826
850M	General Motors Acceptance Corp., LLC, 7.75%, 2010 (a)	714,221
1,000M	Goldman Sachs Group, Inc., 6.45%, 2036	633,770
1,000M	HSBC Finance Corp., 4.75%, 2010	936,784
1,000M	Merrill Lynch & Co., 5.45%, 2013	820,434
		6,123,531
	Food/Beverage/Tobacco—1.9%
1,000M	Altria Group, Inc., 10.2%, 2039	1,023,958
1,170M	Bunge Limited Finance Corp., 5.875%, 2013	1,043,607
900M	Cargill, Inc., 6%, 2017 (a)	846,959
1,000M	Coca-Cola Enterprises, Inc., 7.125%, 2017	1,094,371
1,000M	Philip Morris International, Inc., 5.65%, 2018	995,357
		5,004,252
	Food/Drug—.3%
700M	Kroger Co., 6.75%, 2012	741,127

33

Portfolio of Investments (continued)
TOTAL RETURN FUND
March 31, 2009

Principal
Amount	Security	Value
	Health Care—.4%
$ 400M	Novartis, 5.125%, 2019	$ 406,910
650M	Pfizer, Inc., 5.35%, 2015	686,653
		1,093,563
	Information Technology—.1%
275M	Cisco Systems, Inc., 4.95%, 2019	271,085
	Manufacturing—1.0%
1,000M	Crane Co., 6.55%, 2036	747,995
1,000M	John Deere Capital Corp., 5.35%, 2018	929,289
1,000M	United Technologies Corp., 6.125%, 2019	1,078,526
		2,755,810
	Manufacturing-Diversified—.4%
1,200M	General Electric Co., 5.25%, 2017	1,111,657
	Media-Broadcasting—.7%
750M	Comcast Cable Communications, Inc., 7.125%, 2013	781,303
	Cox Communications, Inc.:
800M	5.5%, 2015	709,821
500M	8.375%, 2039 (a)	470,353
		1,961,477
	Media-Diversified—1.2%
	AOL Time Warner, Inc.:
750M	6.75%, 2011	761,553
1,000M	6.875%, 2012	1,018,499
1,000M	McGraw-Hill Cos., Inc., 5.9%, 2017	875,844
500M	News America, Inc., 5.3%, 2014	470,556
		3,126,452
	Metals/Mining—.5%
1,000M	Alcoa, Inc., 6%, 2012	872,180
500M	ArcelorMittal, 6.125%, 2018	362,303
		1,234,483

34

Principal
Amount	Security	Value
	Telecommunications—.9%
$ 500M	AT&T, Inc., 5.8%, 2019	$ 490,372
800M	GTE Corp., 6.84%, 2018	793,559
600M	SBC Communications, Inc., 6.25%, 2011	626,984
400M	Verizon Wireless Capital, 5.55%, 2014 (a)	400,754
		2,311,669
	Transportation—.2%
500M	Burlington Northern Santa Fe Corp., 4.3%, 2013	484,594
	Utilities—2.5%
1,000M	Consolidated Edison Co. of New York, 7.125%, 2018	1,065,540
2,000M	E. ON International Finance BV, 5.8%, 2018 (a)	1,970,702
600M	Electricite de France, 6.95%, 2039 (a)	596,554
350M	Entergy Gulf States, Inc., 5.25%, 2015	316,690
873M	Great River Energy, 5.829%, 2017 (a)	902,478
900M	Public Service Electric & Gas Co., 6.75%, 2016	983,169
1,000M	Trans-Canada Pipelines, Ltd., 7.625%, 2039	991,687
		6,826,820
	Waste Management—.4%
1,000M	Waste Management, Inc., 6.875%, 2009	1,002,397
Total Value of Corporate Bonds (cost $47,505,413)		43,219,700
	U.S. GOVERNMENT AGENCY
	OBLIGATIONS—2.8%
1,000M	Fannie Mae, 5.5%, 2018	1,001,100
2,000M	Federal Farm Credit Bank, 5.37%, 2018	2,006,520
1,000M	Freddie Mac, 6%, 2017	1,011,818
	Tennessee Valley Authority:
1,450M	4.375%, 2015	1,544,816
2,000M	4.5%, 2018	2,074,764
Total Value of U.S. Government Agency Obligations (cost $7,548,651)		7,639,018
	MUNICIPAL BONDS—2.5%
3,000M	Kentucky State Ppty. & Bldgs, 5.375%, 2023	3,162,960
2,500M	Massachusetts Bay Trans. Auth. MA Rev., 5.25%, 2034	2,556,800
1,965M	Tobacco Settlement Fin. Auth., WV, Series “A”, 7.467%, 2047	1,022,193
Total Value of Municipal Bonds (cost $7,376,767)		6,741,953

35

Portfolio of Investments (continued)
TOTAL RETURN FUND
March 31, 2009

Principal
Amount
or Shares	Security	Value
	U.S. GOVERNMENT FDIC GUARANTEED
	DEBT—1.9%
	Financials
$ 1,500M	Bank of America NA, 1.361%, 2010	$ 1,502,073
1,000M	JPMorgan Chase & Co., 1.331%, 2011	1,002,107
2,500M	Regions Bank, 2.75%, 2010	2,558,333
Total Value of U.S. Government FDIC Guaranteed Debt (cost $5,028,684)		5,062,513
	PASS THROUGH CERTIFICATES—.1%
	Transportation
578M	Continental Airlines, Inc., 8.388%, 2020 (cost $596,102)	369,972
	PREFERRED STOCKS—.0%
	Financials
150,000	Preferred Blocker, Inc., 9%, 2011 (cost $146,737) (a)	29,873
	SHORT-TERM CORPORATE NOTES—5.9%
	Money Market Fund
$15,840M	First Investors Cash Reserve Fund, .59% (cost $15,840,000) (b)	15,840,000
Total Value of Investments (cost $306,995,487)	99.5%	267,504,017
Other Assets, Less Liabilities	.5	1,466,595
Net Assets	100.0%	$268,970,612

* Non-income producing

(a) Security exempt from registration under Rule 144A of Securities Act of 1933 (see Note 4).

(b) Affiliated unregistered money market fund available only to First Investors funds and certain accounts managed by First Investors Management Company, Inc. Rate shown is the 7-day yield at March 31, 2009 (see Note 2).

Summary of Abbreviations:

ADR American Depositary Receipts

ETF Exchange Traded Fund

REIT Real Estate Investment Trust

36	See notes to financial statements

Fund Expenses (unaudited)
VALUE FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(10/1/08)	(3/31/09)	(10/1/08–3/31/09)*
Expense Example – Class A Shares
Actual	$1,000.00	$716.53	$6.46
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,017,40	$7.59
Expense Example – Class B Shares
Actual	$1,000.00	$714.21	$9.45
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,013.91	$11.10

* Expenses are equal to the annualized expense ratio of 1.51% for Class A shares and 2.21% for Class B shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2009, and are based on the total value of investments.

37

Portfolio of Investments
VALUE FUND
March 31, 2009

Shares		Security	Value
		COMMON STOCKS—92.3%
		Consumer Discretionary—11.5%
24,500		Best Buy Company, Inc.	$ 930,020
46,700		Bob Evans Farms, Inc.	1,047,014
55,800		Carnival Corporation	1,205,280
56,100		CBS Corporation – Class “B”	215,424
78,900		Cinemark Holdings, Inc.	740,871
95,500		Family Dollar Stores, Inc.	3,186,835
62,200		Genuine Parts Company	1,857,292
60,600		H&R Block, Inc.	1,102,314
80,900		Home Depot, Inc.	1,906,004
29,700		J.C. Penney Company, Inc.	596,079
93,100		Leggett & Platt, Inc.	1,209,369
96,400		Lowe’s Companies, Inc.	1,759,300
32,800		Marine Products Corporation	139,072
56,400		McDonald’s Corporation	3,077,748
55,700		Newell Rubbermaid, Inc.	355,366
125,800		Pearson PLC (ADR)	1,259,258
112,400	*	Ruby Tuesday, Inc.	328,208
78,000		Staples, Inc.	1,412,580
72,800		Tiffany & Company	1,569,568
16,701		Time Warner Cable, Inc.	414,173
66,533		Time Warner, Inc.	1,284,093
131,500		Walt Disney Company	2,388,040
39,220		Wyndham Worldwide Corporation	164,724
			28,148,632
		Consumer Staples—18.0%
77,200		Avon Products, Inc.	1,484,556
95,700		Coca-Cola Company	4,206,015
15,800		Colgate-Palmolive Company	931,884
65,400		ConAgra Foods, Inc.	1,103,298
35,700		Costco Wholesale Corporation	1,653,624
53,100		CVS Caremark Corporation	1,459,719
48,200		Diageo PLC (ADR)	2,156,950
33,000		Estee Lauder Companies, Inc. – Class “A”	813,450
58,600		H.J. Heinz Company	1,937,316
91,100		Hershey Corporation	3,165,725
63,600		Kimberly-Clark Corporation	2,932,596
169,700		Kraft Foods, Inc. – Class “A”	3,782,613
54,000		McCormick & Company, Inc.	1,596,780
71,000		PepsiAmericas, Inc.	1,224,750

38

Shares	Security	Value
	Consumer Staples (continued)
51,400	PepsiCo, Inc.	$ 2,646,072
81,000	Philip Morris International, Inc.	2,881,980
37,400	Ruddick Corporation	839,630
37,200	Safeway, Inc.	751,068
176,700	Sara Lee Corporation	1,427,736
78,300	Walgreen Company	2,032,668
97,400	Wal-Mart Stores, Inc.	5,074,540
		44,102,970
	Energy—9.3%
54,400	Anadarko Petroleum Corporation	2,115,616
53,800	BP PLC (ADR)	2,157,380
60,417	Chevron Corporation	4,062,439
64,700	ConocoPhillips	2,533,652
30,800	Diamond Offshore Drilling, Inc.	1,936,088
23,200	ExxonMobil Corporation	1,579,920
23,200	Hess Corporation	1,257,440
106,600	Marathon Oil Corporation	2,802,514
56,100	Royal Dutch Shell PLC – Class “A” (ADR)	2,485,230
53,900	Tidewater, Inc.	2,001,307
		22,931,586
	Financials—14.4%
21,700	ACE, Ltd.	876,680
39,500	Allstate Corporation	756,425
44,300	Aon Corporation	1,808,326
29,000	Aspen Insurance Holdings, Ltd.	651,340
157,200	Bank Mutual Corporation	1,424,232
130,887	Bank of America Corporation	892,649
93,028	Bank of New York Mellon Corporation	2,628,041
51,521	Brookfield Asset Management, Inc. – Class “A”	709,959
25,903	Capital One Financial Corporation	317,053
46,456	Chubb Corporation	1,966,018
54,047	Cincinnati Financial Corporation	1,236,055
89,600	Citigroup, Inc.	226,688
44,800	Comerica, Inc.	820,288
32,700	EMC Insurance Group, Inc.	688,989
39,149	Erie Indemnity Company – Class “A”	1,338,113
58,700	Financial Select Sector SPDR Fund (ETF)	517,147
85,900	First Potomac Realty Trust (REIT)	631,365
88,900	Hudson City Bancorp, Inc.	1,039,241

39

Portfolio of Investments (continued)
VALUE FUND
March 31, 2009

Shares		Security	Value
		Financials (continued)
68,300		Invesco, Ltd.	$ 946,638
196,700		Investors Real Estate Trust (REIT)	1,939,462
100,300		JPMorgan Chase & Company	2,665,974
58,600		KeyCorp	461,182
41,074		Lincoln National Corporation	274,785
53,600		Morgan Stanley	1,220,472
118,300		NewAlliance Bancshares, Inc.	1,388,842
116,200		People’s United Financial, Inc.	2,088,114
47,300		Plum Creek Timber Company, Inc. (REIT)	1,375,011
43,300		PNC Financial Services Group, Inc.	1,268,257
49,300		Protective Life Corporation	258,825
16,800		SunTrust Banks, Inc.	197,232
34,600		Waddell & Reed Financial, Inc. – Class “A”	625,222
87,200		Wells Fargo & Company	1,241,728
107,400		Westfield Financial, Inc.	945,120
			35,425,473
		Health Care—8.5%
71,400		Abbott Laboratories	3,405,780
20,700		Becton, Dickinson & Company	1,391,868
44,775		Covidien, Ltd.	1,488,321
58,600		GlaxoSmithKline PLC (ADR)	1,820,702
98,800		Johnson & Johnson	5,196,880
48,900		Medtronic, Inc.	1,441,083
52,700		Novartis AG (ADR)	1,993,641
179,500		Pfizer, Inc.	2,444,790
67,300		Schering-Plough Corporation	1,584,915
			20,767,980
		Industrials—9.6%
39,600		3M Company	1,968,912
8,700		Alexander & Baldwin, Inc.	165,561
30,600	*	Armstrong World Industries, Inc.	336,906
57,300		Avery Dennison Corporation	1,280,082
73,300		Dover Corporation	1,933,654
31,400		Emerson Electric Company	897,412
43,100		General Dynamics Corporation	1,792,529
149,800		General Electric Company	1,514,478
71,900		Honeywell International, Inc.	2,003,134
23,900		Hubbell, Inc. – Class “B”	644,344
60,600		Illinois Tool Works, Inc.	1,869,510

40

Shares		Security	Value
		Industrials (continued)
33,000		ITT Corporation	$ 1,269,510
38,430		Lawson Products, Inc.	467,693
37,400		Norfolk Southern Corporation	1,262,250
51,600		Pitney Bowes, Inc.	1,204,860
47,800		Textainer Group Holdings, Ltd.	322,650
38,175		Tyco International, Ltd.	746,703
49,000		United Parcel Service, Inc. – Class “B”	2,411,780
106,500		Werner Enterprises, Inc.	1,610,280
			23,702,248
		Information Technology—7.1%
5,300	*	Adobe Systems, Inc.	113,367
79,700		Automatic Data Processing, Inc.	2,802,252
110,900		AVX Corporation	1,006,972
43,365		Bel Fuse, Inc. – Class “B”	582,826
85,300		Hewlett-Packard Company	2,734,718
59,300		Intel Corporation	892,465
15,700		International Business Machines Corporation	1,521,173
171,200		Methode Electronics, Inc.	612,896
144,900		Microsoft Corporation	2,661,813
80,900		Molex, Inc.	1,111,566
122,300		Nokia Corporation – Class “A” (ADR)	1,427,241
53,600		Texas Instruments, Inc.	884,936
47,875		Tyco Electronics, Ltd.	528,540
35,500		Xilinx, Inc.	680,180
			17,560,945
		Materials—5.3%
36,700		Air Products & Chemicals, Inc.	2,064,375
70,200		Alcoa, Inc.	515,268
39,000		Bemis Company, Inc.	817,830
27,100		Compass Minerals International, Inc.	1,527,627
106,700		Dow Chemical Company	899,481
105,100		DuPont (E.I.) de Nemours & Company	2,346,883
72,300		Glatfelter	451,152
39,800		Lubrizol Corporation	1,353,598
31,600		PPG Industries, Inc.	1,166,040
89,200		Sonoco Products Company	1,871,416
			13,013,670

41

Portfolio of Investments (continued)
VALUE FUND
March 31, 2009

Shares	Security	Value
	Telecommunication Services—3.9%
155,430	AT&T, Inc.	$ 3,916,836
60,200	D&E Communications, Inc.	323,274
21,420	Embarq Corporation	810,747
24,000	Telephone & Data Systems, Inc.	636,240
30,000	Telephone & Data Systems, Inc. – Special Shares	709,500
108,128	Verizon Communications, Inc.	3,265,465
		9,662,062
	Utilities—4.7%
20,150	American States Water Company	731,848
61,100	Duke Energy Corporation	874,952
33,200	FPL Group, Inc.	1,684,236
18,200	Integrys Energy Group, Inc.	473,928
80,050	MDU Resources Group, Inc.	1,292,007
130,600	NiSource, Inc.	1,279,880
36,800	ONEOK, Inc.	832,784
67,500	Portland General Electric Company	1,187,325
56,700	Southwest Gas Corporation	1,194,669
6,831	United Utilites Group PLC (ADR)	94,268
59,700	Vectren Corporation	1,259,073
15,000	Wisconsin Energy Corporation	617,550
		11,522,520
Total Value of Common Stocks (cost $289,756,160)		226,838,086
	PREFERRED STOCKS—.8%
	Telecommunication Services—.5%
49,800	AT&T, Inc., 6.375%, 2056	1,246,992
	Utilities—.3%
31,600	Entergy Louisiana, LLC., 7.6%, 2032	789,368
Total Value of Preferred Stocks (cost $2,045,426)		2,036,360

42

Principal
Amount	Security	Value
	SHORT-TERM INVESTMENTS—6.6%
	Money Market Fund
$16,200M	First Investors Cash Reserve Fund, .59% (cost $16,200,000)**	$ 16,200,000
Total Value of Investments (cost $308,001,586)	99.7%	245,074,446
Other Assets, Less Liabilities	.3	736,691
Net Assets	100.0%	$245,811,137

* Non-income producing

** Affiliated unregistered money market fund available only to First Investors funds and certain accounts managed by First Investors Management Company, Inc. Rate shown is the 7-day yield at March 31, 2009 (see Note 2).

Summary of Abbreviations:

ADR American Depositary Receipts

ETF Exchange Traded Fund

REIT Real Estate Investment Trust

See notes to financial statements	43

Fund Expenses (unaudited)
BLUE CHIP FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(10/1/08)	(3/31/09)	(10/1/08–3/31/09)*
Expense Example – Class A Shares
Actual	$1,000.00	$714.67	$6.84
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.95	$8.05
Expense Example – Class B Shares
Actual	$1,000.00	$711.98	$9.82
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,013.46	$11.55

* Expenses are equal to the annualized expense ratio of 1.60% for Class A shares and 2.30% for Class B shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2009, and are based on the total value of investments.

44

Portfolio of Investments
BLUE CHIP FUND
March 31, 2009

Shares		Security	Value
		COMMON STOCKS—97.0%
		Consumer Discretionary—8.9%
20,900		Best Buy Company, Inc.	$ 793,364
45,100		Carnival Corporation	974,160
47,394		Comcast Corporation – Class “A”	646,454
84,350		Comcast Corporation – Special Class “A”	1,085,584
58,400		H&R Block, Inc.	1,062,296
127,700		Home Depot, Inc.	3,008,612
35,600	*	Kohl’s Corporation	1,506,592
157,000		Lowe’s Companies, Inc.	2,865,250
51,200		McDonald’s Corporation	2,793,984
162,400		News Corporation – Class “A”	1,075,088
29,500		NIKE, Inc. – Class “B”	1,383,255
64,100		Staples, Inc.	1,160,851
46,200		Target Corporation	1,588,818
23,704		Time Warner Cable, Inc.	587,852
94,433		Time Warner, Inc.	1,822,563
70,600	*	Viacom, Inc. – Class “B”	1,227,028
143,400		Walt Disney Company	2,604,144
			26,185,895
		Consumer Staples—16.4%
81,600		Altria Group, Inc.	1,307,232
78,600		Avon Products, Inc.	1,511,478
143,700		Coca-Cola Company	6,315,615
34,800		Colgate-Palmolive Company	2,052,504
33,800		Costco Wholesale Corporation	1,565,616
116,000		CVS Caremark Corporation	3,188,840
34,100		Hershey Company	1,184,975
61,800		Kimberly-Clark Corporation	2,849,598
123,724		Kraft Foods, Inc. – Class “A”	2,757,808
109,900		PepsiCo, Inc.	5,657,652
94,900		Philip Morris International, Inc.	3,376,542
125,940		Procter & Gamble Company	5,930,515
44,600		Safeway, Inc.	900,474
108,200		Walgreen Company	2,808,872
128,330		Wal-Mart Stores, Inc.	6,685,993
			48,093,714

45

Portfolio of Investments (continued)
BLUE CHIP FUND
March 31, 2009

Shares		Security	Value
		Energy—12.0%
650		Apache Corporation	$ 41,659
39,300		BP PLC (ADR)	1,575,930
108,600		Chevron Corporation	7,302,264
89,870		ConocoPhillips	3,519,309
33,200		Devon Energy Corporation	1,483,708
161,700		ExxonMobil Corporation	11,011,770
105,790		Halliburton Company	1,636,571
17,500		Hess Corporation	948,500
61,000		Marathon Oil Corporation	1,603,690
75,200		Schlumberger, Ltd.	3,054,624
78,450		Spectra Energy Corporation	1,109,283
23,251	*	Transocean, Ltd.	1,368,089
39,470		Valero Energy Corporation	706,513
			35,361,910
		Financials—9.5%
42,600		ACE, Ltd.	1,721,040
48,700		Allstate Corporation	932,605
98,500		American Express Company	1,342,555
170,236		Bank of America Corporation	1,161,010
141,787		Bank of New York Mellon Corporation	4,005,483
850	*	Berkshire Hathaway, Inc. – Class “B”	2,397,000
43,000		Capital One Financial Corporation	526,320
55,000		Chubb Corporation	2,327,600
92,000		Citigroup, Inc.	232,760
135,100		Financial Select Sector SPDR Fund (ETF)	1,190,231
174,068		JPMorgan Chase & Company	4,626,727
56,900		Marsh & McLennan Companies, Inc.	1,152,225
65,300		Morgan Stanley	1,486,881
20,000		PNC Financial Services Group, Inc.	585,800
48,700		Travelers Companies, Inc.	1,979,168
64,500		U.S. Bancorp	942,345
87,100		Wells Fargo & Company	1,240,304
			27,850,054
		Health Care—15.5%
89,800		Abbott Laboratories	4,283,460
47,000		Aetna, Inc.	1,143,510
70,800	*	Amgen, Inc.	3,506,016
27,300		Baxter International, Inc.	1,398,306
136,300		Bristol-Myers Squibb Company	2,987,696

46

Shares		Security	Value
		Health Care (continued)
48,325		Covidien, Ltd.	$ 1,606,323
17,500	*	Genzyme Corporation	1,039,325
184,800		Johnson & Johnson	9,720,480
42,300		McKesson Corporation	1,482,192
90,700		Medtronic, Inc.	2,672,929
91,800		Merck & Company, Inc.	2,455,650
75,300		Novartis AG (ADR)	2,848,599
322,860		Pfizer, Inc.	4,397,353
25,700	*	St. Jude Medical, Inc.	933,681
44,200		Teva Pharmaceutical Industries, Ltd. (ADR)	1,991,210
35,600		UnitedHealth Group, Inc.	745,108
56,000		Wyeth	2,410,240
			45,622,078
		Industrials—10.4%
56,100		3M Company	2,789,292
21,200		Boeing Company	754,296
25,800		Danaher Corporation	1,398,876
45,600		Dover Corporation	1,202,928
70,700		Emerson Electric Company	2,020,606
434,300		General Electric Company	4,390,773
62,200		Honeywell International, Inc.	1,732,892
38,700		Illinois Tool Works, Inc.	1,193,895
37,800		ITT Corporation	1,454,166
28,500		Lockheed Martin Corporation	1,967,355
30,700		Northrop Grumman Corporation	1,339,748
34,900		Raytheon Company – Class “B”	1,359,006
64,725		Tyco International, Ltd.	1,266,021
34,700		United Parcel Service, Inc. – Class “B”	1,707,934
102,700		United Technologies Corporation	4,414,046
54,600		Waste Management, Inc.	1,397,760
			30,389,594

47

Portfolio of Investments (continued)
BLUE CHIP FUND
March 31, 2009

Shares		Security	Value
		Information Technology—17.6%
49,220		Accenture, Ltd. – Class “A”	$ 1,353,058
69,000	*	Adobe Systems, Inc.	1,475,910
36,000		Analog Devices, Inc.	693,720
17,400	*	Apple, Inc.	1,829,088
72,100		Applied Materials, Inc.	775,075
41,000		Automatic Data Processing, Inc.	1,441,560
272,200	*	Cisco Systems, Inc.	4,564,794
130,200	*	Dell, Inc.	1,234,296
226,625	*	EMC Corporation	2,583,525
134,300		Hewlett-Packard Company	4,305,658
251,400		Intel Corporation	3,783,570
57,600		International Business Machines Corporation	5,580,864
537,545		Microsoft Corporation	9,874,702
139,400		Nokia Corporation – Class “A” (ADR)	1,626,798
183,300	*	Oracle Corporation	3,312,231
52,570		QUALCOMM, Inc.	2,045,499
99,100	*	Symantec Corporation	1,480,554
109,900		Texas Instruments, Inc.	1,814,449
103,200		Western Union Company	1,297,224
56,200	*	Yahoo!, Inc.	719,922
			51,792,497
		Materials—1.6%
58,600		Alcoa, Inc.	430,124
89,900		Dow Chemical Company	757,857
77,600		DuPont (E.I.) de Nemours & Company	1,732,808
28,000		Newmont Mining Corporation	1,253,280
17,500		PPG Industries, Inc.	645,750
			4,819,819
		Telecommunication Services—3.3%
190,000		AT&T, Inc.	4,788,000
160,000		Verizon Communications, Inc.	4,832,000
			9,620,000

48

Shares or
Principal
Amount	Security	Value
	Utilities—1.8%
55,000	American Electric Power Company, Inc.	$ 1,389,300
159,600	Duke Energy Corporation	2,285,472
29,700	FPL Group, Inc.	1,506,681
		5,181,453
Total Value of Common Stocks (cost $313,126,565)		284,917,014
	SHORT-TERM INVESTMENTS—2.8%
	Money Market Fund
$8,202M	First Investors Cash Reserve Fund, .59% (cost $8,202,000)**	8,202,000
Total Value of Investments (cost $321,328,565)	99.8%	293,119,014
Other Assets, Less Liabilities	.2	463,635
Net Assets	100.0%	$293,582,649

* Non-income producing

** Affiliated unregistered money market fund available only to First Investors funds and certain accounts managed by First Investors Management Company, Inc. Rate shown is the 7-day yield at March 31, 2009 (see Note 2).

Summary of Abbreviations:

ADR American Depositary Receipts

ETF Exchange Traded Fund

See notes to financial statements	49

Fund Expenses (unaudited)
GROWTH & INCOME FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(10/1/08)	(3/31/09)	(10/1/08–3/31/09)*
Expense Example – Class A Shares
Actual	$1,000.00	$694.28	$6.56
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,017.20	$7.80
Expense Example – Class B Shares
Actual	$1,000.00	$694.28	$9.50
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,013.71	$11.30

* Expenses are equal to the annualized expense ratio of 1.55% for Class A shares and 2.25% for Class B shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2009, and are based on the total value of investments.

50

Portfolio of Investments
GROWTH & INCOME FUND
March 31, 2009

Shares		Security	Value
		COMMON STOCKS—96.4%
		Consumer Discretionary—11.5%
110,000		BorgWarner, Inc.	$ 2,233,000
248,625		Brown Shoe Company, Inc.	932,344
195,000		CBS Corporation – Class “B”	748,800
181,850	*	CEC Entertainment, Inc.	4,706,278
146,250	*	Coach, Inc.	2,442,375
97,500	*	Eddie Bauer Holdings, Inc.	41,925
68,250		Genuine Parts Company	2,037,945
195,500		H&R Block, Inc.	3,556,145
200,000		Home Depot, Inc.	4,712,000
221,000	*	Jack in the Box, Inc.	5,147,090
250,000	*	Lincoln Educational Services Corporation	4,580,000
87,750		Luxottica Group SpA (ADR)	1,351,350
110,000		McDonald’s Corporation	6,002,700
445,000	*	Morgans Hotel Group Company	1,383,950
97,500		Newell Rubbermaid, Inc.	622,050
48,750		Polo Ralph Lauren Corporation – Class “A”	2,059,687
238,875	*	Ruby Tuesday, Inc.	697,515
175,500		Staples, Inc.	3,178,305
93,502	*	Steiner Leisure, Ltd.	2,282,384
660,000		Stewart Enterprises, Inc. – Class “A”	2,138,400
234,000		Wyndham Worldwide Corporation	982,800

			51,837,043
		Consumer Staples—17.3%
378,900		Altria Group, Inc.	6,069,978
100,000		Avon Products, Inc.	1,923,000
90,000	*	Chattem, Inc.	5,044,500
80,812		Coca-Cola Company	3,551,687
300,000		CVS Caremark Corporation	8,247,000
130,000	*	Dean Foods Company	2,350,400
104,581		Kraft Foods, Inc. – Class “A”	2,331,110
165,000		McCormick & Company, Inc.	4,879,050
555,000		Nu Skin Enterprises, Inc. – Class “A”	5,821,950
100,000		PepsiCo, Inc.	5,148,000
225,000		Philip Morris International, Inc.	8,005,500
75,562		Procter & Gamble Company	3,558,215
288,750		Safeway, Inc.	5,829,862

51

Portfolio of Investments (continued)
GROWTH & INCOME FUND
March 31, 2009

Shares		Security	Value
		Consumer Staples (continued)
50,765		Tootsie Roll Industries, Inc.	$1,102,607
250,000		Walgreen Company	6,490,000
146,250		Wal-Mart Stores, Inc.	7,619,625
			77,972,484
		Energy—8.1%
58,046		Anadarko Petroleum Corporation	2,257,409
248,625	*	Cal Dive International, Inc.	1,683,191
87,750		ConocoPhillips	3,436,290
100,000		ExxonMobil Corporation	6,810,000
6,920		Hugoton Royalty Trust	66,155
76,519		Marathon Oil Corporation	2,011,685
156,000		Noble Corporation	3,758,040
78,000		Sasol, Ltd. (ADR)	2,258,100
198,750		Suncor Energy, Inc.	4,414,237
53,208	*	Transocean, Ltd.	3,130,759
61,400		World Fuel Services Corporation	1,942,082
155,000		XTO Energy, Inc.	4,746,100
			36,514,048
		Financials—8.0%
50,700		American Express Company	691,041
102,625		Astoria Financial Corporation	943,124
64,260		Bank of America Corporation	438,253
182,000		Brookline Bancorp, Inc.	1,729,000
63,745		Capital One Financial Corporation	780,239
61,150		Citigroup, Inc.	154,709
97,500		Discover Financial Services	615,225
550,000		Financial Select Sector SPDR Fund (ETF)	4,845,500
175,500	*	First Mercury Financial Corporation	2,534,220
48,750		Hartford Financial Services Group, Inc.	382,687
155,000		Hudson City Bancorp, Inc.	1,811,950
173,062		JPMorgan Chase & Company	4,599,988
88,725		KeyCorp	698,266
165,750		Morgan Stanley	3,774,127
200,000		New York Community Bancorp, Inc.	2,234,000
265,000		NewAlliance Bancshares, Inc.	3,111,100
125,000		SPDR KBW Regional Banking (ETF)	2,402,500
352,766		Sunstone Hotel Investors, Inc. (REIT)	927,775

52

Shares		Security	Value
		Financials (continued)
100,000		U.S. Bancorp	$ 1,461,000
58,500		Webster Financial Corporation	248,625
107,250		Wells Fargo & Company	1,527,240
			35,910,569
		Health Care—15.9%
140,000		Abbott Laboratories	6,678,000
45,532	*	Amgen, Inc.	2,254,745
55,000		Baxter International, Inc.	2,817,100
85,000		Becton, Dickinson & Company	5,715,400
52,500	*	Cephalon, Inc.	3,575,250
70,000	*	Genzyme Corporation	4,157,300
170,625		Johnson & Johnson	8,974,875
48,750	*	Laboratory Corporation of America Holdings	2,851,387
133,125		Medtronic, Inc.	3,923,194
97,500		Merck & Company, Inc.	2,608,125
135,000		Perrigo Company	3,352,050
414,375		Pfizer, Inc.	5,643,787
215,000	*	PSS World Medical, Inc.	3,085,250
121,875		Sanofi-Aventis (ADR)	3,403,969
50,000	*	St. Jude Medical, Inc.	1,816,500
80,000	*	Thermo Fisher Scientific, Inc.	2,853,600
185,625		Wyeth	7,989,300
			71,699,832
		Industrials—11.5%
78,000		3M Company	3,878,160
204,457	*	AAR Corporation	2,563,891
82,485		Alexander & Baldwin, Inc.	1,569,690
129,382	*	Altra Holdings, Inc.	502,002
185,000	*	Armstrong World Industries, Inc.	2,036,850
50,000		Barnes Group, Inc.	534,500
97,500	*	BE Aerospace, Inc.	845,325
35,000		Burlington Northern Santa Fe Corporation	2,105,250
175,500		Chicago Bridge & Iron Company NV – NY Shares	1,100,385
115,000	*	Esterline Technologies Corporation	2,321,850
219,375		General Electric Company	2,217,881
79,900		Harsco Corporation	1,771,383
136,500		Honeywell International, Inc.	3,802,890
121,875		IDEX Corporation	2,665,406
60,000		Lockheed Martin Corporation	4,141,800

53

Portfolio of Investments (continued)
GROWTH & INCOME FUND
March 31, 2009

Shares		Security	Value
		Industrials (continued)
216,450	*	Mobile Mini, Inc.	$ 2,493,504
77,500		Northrop Grumman Corporation	3,382,100
142,888	*	PGT, Inc.	198,614
96,743	*	Pinnacle Airlines Corporation	134,473
75,000		Raytheon Company — Class “B”	2,920,500
55,000		Republic Services, Inc.	943,250
300,100		TAL International Group, Inc.	2,196,732
175,000		Textainer Group Holdings, Ltd.	1,181,250
97,500		Tyco International, Ltd.	1,907,100
100,000		United Technologies Corporation	4,298,000
			51,712,786
		Information Technology—16.5%
75,000	*	CACI International, Inc. – Class “A”	2,736,750
200,000	*	Cisco Systems, Inc.	3,354,000
135,000	*	Electronics for Imaging, Inc.	1,323,000
361,725	*	EMC Corporation	4,123,665
292,500	*	Entrust, Inc.	441,675
185,250		Harris Corporation	5,361,135
129,500		Hewlett-Packard Company	4,151,770
180,375		Intel Corporation	2,714,644
108,525		International Business Machines Corporation	10,514,987
270,000	*	Macrovision Solutions Corporation	4,803,300
390,000		Microsoft Corporation	7,164,300
65,000	*	NCI, Inc. – Class “A”	1,690,000
268,125		Nokia Corporation – Class “A” (ADR)	3,129,019
248,625	*	Parametric Technology Corporation	2,481,277
156,000		QUALCOMM, Inc.	6,069,960
156,225	*	SRA International, Inc. – Class A	2,296,508
400,625	*	Symantec Corporation	5,985,338
365,625	*	TIBCO Software, Inc.	2,146,219
195,000		Western Union Company	2,451,150
60,000		Xilinx, Inc.	1,149,600
			74,088,297
		Materials—3.6%
50,000		Agrium, Inc.	1,789,500
220,000		Celanese Corporation – Series “A”	2,941,400
68,250		Freeport-McMoRan Copper & Gold, Inc.	2,601,008
45,000		PPG Industries, Inc.	1,660,500

54

Shares or
Principal
Amount	Security	Value
	Materials (continued)
50,000	Praxair, Inc.	$ 3,364,500
229,125	RPM International, Inc.	2,916,761
146,250	Temple-Inland, Inc.	785,363
		16,059,032
	Telecommunication Services—3.0%
234,000	AT&T, Inc.	5,896,800
258,375	Verizon Communications, Inc.	7,802,925
		13,699,725
	Utilities—1.0%
112,515	Atmos Energy Corporation	2,601,347
48,371	Consolidated Edison, Inc.	1,915,975
		4,517,322
Total Value of Common Stocks (cost $567,391,512)		434,011,138
	SHORT-TERM INVESTMENTS—3.5%
	Money Market Fund
$16,010M	First Investors Cash Reserve Fund, .59% (cost $16,010,000)**	16,010,000
Total Value of Investments (cost $583,401,512)	99.9%	450,021,138
Other Assets, Less Liabilities	.1	330,092
Net Assets	100.0%	$450,351,230

* Non-income producing

** Affiliated unregistered money market fund available only to First Investors funds and certain accounts managed by First Investors Management Company, Inc. Rate shown is the 7-day yield at March 31, 2009 (see Note 2).

Summary of Abbreviations:

ADR American Depositary Receipts

ETF Exchange Traded Fund

REIT Real Estate Investment Trust

See notes to financial statements	55

Fund Expenses (unaudited)
GLOBAL FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(10/1/08)	(3/31/09)	(10/1/08–3/31/09)*
Expense Example – Class A Shares
Actual	$1,000.00	$712.27	$8.45
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,015.06	$9.95
Expense Example – Class B Shares
Actual	$1,000.00	$709.11	$11.42
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,011.57	$13.44

* Expenses are equal to the annualized expense ratio of 1.98% for Class A shares and 2.68% for Class B shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2009, and are based on the total value of investments.

56

Portfolio of Investments
GLOBAL FUND
March 31, 2009

Shares		Security	Value
		COMMON STOCKS—94.6%
		United States—44.7%
39,380		Abbott Laboratories	$ 1,878,426
18,900		Accenture, Ltd. – Class “A”	519,561
6,990		ACE, Ltd.	282,396
20,700		Aflac, Inc.	400,752
11,500	*	Akamai Technologies, Inc.	223,100
27,500	*	Alliance Data Systems Corporation	1,016,125
23,600	*	Amdocs, Ltd.	437,072
23,300		American Electric Power Company, Inc.	588,558
17,300		Ameriprise Financial, Inc.	354,477
26,410	*	Amgen, Inc.	1,307,823
37,435		Apache Corporation	2,399,209
1,800	*	Apple, Inc.	189,216
42,000		Assured Guaranty, Ltd.	284,340
104,450		AT&T, Inc.	2,632,140
30,200	*	Atwood Oceanics, Inc.	501,018
5,135	*	BMC Software, Inc.	169,455
10,390		Bristol-Myers Squibb Company	227,749
17,000	*	Broadcom Corporation – Class “A”	339,660
11,255		Caterpillar, Inc.	314,690
5,300	*	Cephalon, Inc.	360,930
148,765	*	Cisco Systems, Inc.	2,494,789
13,300	*	Coach, Inc.	222,110
3,100		Consol Energy, Inc.	78,244
70,480		Corning, Inc.	935,270
21,590	*	Coventry Health Care, Inc.	279,375
23,485		Covidien, Ltd.	780,641
25,400		CVS Caremark Corporation	698,246
15,900		Deere & Company	522,633
146,165	*	EMC Corporation	1,666,281
11,190		EOG Resources, Inc.	612,764
17,470		Exelon Corporation	792,963
28,650		ExxonMobil Corporation	1,951,065
3,900		FedEx Corporation	173,511
9,100		Flowserve Corporation	510,692
10,245		FPL Group, Inc.	519,729
19,060		Freeport-McMoRan Copper & Gold, Inc.	726,377
13,100	*	GameStop Corporation – Class “A”	367,062
102,300		General Electric Company	1,034,253
21,845	*	Genzyme Corporation	1,297,375
12,965		Goldman Sachs Group, Inc.	1,374,549

57

Portfolio of Investments (continued)
GLOBAL FUND
March 31, 2009

Shares		Security	Value
		United States (continued)
4,500	*	Google, Inc. – Class “A”	$1,566,270
18,500	*	Gymboree Corporation	394,975
19,766		Halliburton Company	305,780
8,800		Hartford Financial Services Group, Inc.	69,080
18,760		Hess Corporation	1,016,792
48,455		Hewlett-Packard Company	1,553,467
56,745		Honeywell International, Inc.	1,580,916
52,275		Intel Corporation	786,739
12,295		International Business Machines Corporation	1,191,263
62,275		JPMorgan Chase & Company	1,655,270
53,980	*	Kohl’s Corporation	2,284,434
7,645		Lockheed Martin Corporation	527,734
56,885		Lowe’s Companies, Inc.	1,038,151
57,845		Marathon Oil Corporation	1,520,745
6,315		Marsh & McLennan Companies, Inc.	127,879
29,365		Maxim Integrated Products, Inc.	387,912
41,805		Medtronic, Inc.	1,231,993
17,600	*	Micron Technology, Inc.	71,456
118,910		Microsoft Corporation	2,184,377
16,270		Mosaic Company	683,015
30,500	*	National Oilwell Varco, Inc.	875,655
7,500		NIKE, Inc. – Class “B”	351,675
7,800		Noble Energy, Inc.	420,264
8,600		Nucor Corporation	328,262
122,905	*	Oracle Corporation	2,220,893
29,875		PepsiCo, Inc.	1,537,965
8,600		Pfizer, Inc.	117,132
65,240		Philip Morris International, Inc.	2,321,239
26,135		PNC Financial Services Group, Inc.	765,494
36,740		Precision Castparts Corporation	2,200,726
53,590		Procter & Gamble Company	2,523,553
33,275		QUALCOMM, Inc.	1,294,730
36,740		Schering-Plough Corporation	865,227
10,700	*	St. Jude Medical, Inc.	388,731
68,720		Staples, Inc.	1,244,519
24,490		State Street Corporation	753,802
13,485		Texas Instruments, Inc.	222,637
21,200	*	Thomas & Betts Corporation	530,424
18,883	*	Transocean, Ltd.	1,111,076
19,200		Travelers Companies, Inc.	780,288
24,125	*	Ultra Petroleum Corporation	865,846

58

Shares		Security	Value
		United States (continued)
60,155		UnitedHealth Group, Inc.	$ 1,259,044
36,950		Wal-Mart Stores, Inc.	1,925,095
8,300	*	WellPoint, Inc.	315,151
56,895		Wells Fargo & Company	810,185
60,235		Western Union Company	757,154
14,000	*	Whiting Petroleum Corporation	361,900
39,515		Wyeth	1,700,726
			80,492,267
		United Kingdom—12.5%
51,018		AstraZeneca PLC	1,804,905
16,100		AstraZeneca PLC (ADR)	570,745
121,172		BG Group PLC	1,825,893
41,019		BHP Billiton PLC	808,276
336,868		BP PLC	2,256,456
41,854		British Land Company PLC	216,034
346,100		HSBC Holdings PLC	1,924,914
82,647		Imperial Tobacco Group PLC	1,854,170
291,159		National Grid PLC	2,233,899
91,701		Rio Tinto PLC	3,075,912
110,204		SABMiller PLC	1,636,867
83,859		Standard Chartered PLC	1,040,210
1,686,381		Vodafone Group PLC	2,937,042
90,701	*	Wolseley PLC	299,118
			22,484,441
		Japan—6.2%
19,000		Astellas Pharma, Inc.	589,256
22,600		Daiichi Sankyo Company, Ltd.	380,802
27,700		Denso Corporation	561,184
23,200		East Japan Railway Company	1,212,147
25,600		Eisai Company, Ltd.	755,167
140,000		Fuji Heavy Industries, Ltd.	466,969
11,500		Honda Motor Company, Ltd.	274,362
11,600		Ibiden Company, Ltd.	284,365
163		Japan Tobacco, Inc.	436,678
124,000		Mitsubishi Electric Corporation	564,753
83,000		Mitsubishi Estate Company, Ltd.	943,628
32,000		NGK Spark Plug Company, Ltd.	272,991
14,400		Nidec Corporation	649,623
1,900		Nintendo Company, Ltd.	557,020

59

Portfolio of Investments (continued)
GLOBAL FUND
March 31, 2009

Shares		Security	Value
		Japan (continued)
29,900		Nippon Telegraph & Telephone Corporation	$ 1,143,609
700		Nitori Company, Ltd.	39,264
23,900		Olympus Corporation	390,863
11,400		Secom Company, Ltd.	422,999
42,300		Softbank Corporation	545,955
15,100		Sumitomo Mitsui Banking Corporation, Inc.	532,849
87,000		Toshiba Corporation	227,136
			11,251,620
		France—6.2%
18,994		BNP Paribas SA	783,098
30,305		Compagnie Generale des Etablissement Michelin – Class “B”	1,122,479
116,527		France Telecom SA	2,654,691
41,582		Group Danone	2,022,161
18,520		L’Oreal SA	1,272,304
16,483		Sanofi-Aventis	924,421
49,696		Total SA	2,455,780
			11,234,934
		Canada—4.7%
7,900		Agrium, Inc.	282,741
17,375		Barrick Gold Corporation	563,298
91,200		Brookfield Asset Management, Inc. – Class ‘A’	1,262,730
42,700		Canadian Natural Resources, Ltd.	1,648,064
29,900		EnCana Corporation	1,217,721
5,200		Petro-Canada	138,216
11,300		Potash Corporation of Saskatchewan, Inc.	913,153
67,600		Toronto-Dominion Bank	2,342,077
			8,368,000
		Switzerland—4.5%
49,400		ABB Ltd. (ADR)	688,636
45,595		Julius Baer Holding, Ltd. AG – Registered	1,121,538
90,631		Nestle SA – Registered	3,065,277
4,682		Roche Holding AG – Genusscheine	643,312
9,009		Synthes, Inc.	1,004,702
174,600	*	UBS AG – Registered	1,638,717
			8,162,182

60

Shares		Security	Value
		Germany—3.8%
16,093		Allianz AG	$ 1,353,138
33,213		Deutsche Boerse AG	1,996,566
11,044		Muenchener Rueckversicherungs-Gesellschaft AG – Registered	1,346,804
20,809		SAP AG	732,591
25,702		Siemens AG	1,474,168
			6,903,267
		Ireland—1.8%
90,875		CRH PLC	1,976,330
21,678	*	CRH PLC (FPR)	471,161
36,700	*	Ryanair Holdings PLC (ADR)	848,137
			3,295,628
		Spain—1.6%
62,207		Enagas	880,230
30,454		Industria de Diseno Textil SA	1,185,960
20,601		Red Electrica Corporacion SA	804,235
			2,870,425
		Netherlands—1.5%
79,719		ING Groep NV	436,519
163,851		Koninklijke (Royal) KPN NV	2,186,106
			2,622,625
		Hong Kong—1.4%
300,000		Cathay Pacific Airways, Ltd.	297,613
171,500		Esprit Holdings, Ltd.	875,122
1,140,888		Shangri-La Asia, Ltd.	1,295,787
			2,468,522
		South Africa—.9%
100,188		Impala Platinum Holdings, Ltd.	1,670,067
		Israel—.9%
36,600		Teva Pharmaceutical Industries, Ltd. (ADR)	1,648,830

61

Portfolio of Investments (continued)
GLOBAL FUND
March 31, 2009

Shares		Security	Value
		Taiwan—.8%
166,509		Hon Hai Precision Industry Company, Ltd. – Registered (GDR)	$ 715,989
86,600		Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	775,070
			1,491,059
		Sweden—.7%
73,921		Assa Abloy AB – Class “B”	687,754
14,423		Hennes Mauritz AB – Class “B”	537,587
			1,225,341
		Finland—.5%
15,000		Nokia Corporation – Class “A” (ADR)	175,050
62,901		Nokia OYJ	735,157
			910,207
		South Korea—.5%
2,188		Samsung Electronics Company, Ltd.	903,988
		Brazil—.5%
38,875		Itau Unibanco Banco Multiplo SA (ADR)	422,960
14,300		Petroleo Brasileiro SA (ADR)	435,721
			858,681
		China—.4%
102,000		China Life Insurance Company, Ltd.	335,505
724,000		Industrial and Commercial Bank of China, Ltd.	376,308
			711,813
		Mexico—.2%
66,200	*	Cemex SAB de CV (ADR)	413,750
		Turkey—.2%
201,617	*	Turkiye Garanti Bankasi AS	283,604
		Russia—.1%
7,300		Mobile TeleSystems (ADR)	218,416
Total Value of Common Stocks (cost $197,958,344)			170,489,667

62

Shares or
Principal
Amount		Security	Value
		RIGHTS—.2%
		United Kingdom
144,207	*	HSBC Holdings PLC (expiring 4/3/09) (cost $521,263)	$ 291,443
		SHORT-TERM INVESTMENTS—4.8%
		Money Market Fund
$8,605M		First Investors Cash Reserve Fund, .59% (cost $8,605,000)**	8,605,000
Total Value of Investments (cost $207,084,607)		99.6%	179,386,110
Other Assets, Less Liabilities		.4	791,532
Net Assets		100.0%	$180,177,642

* Non-income producing

** Affiliated unregistered money market fund available only to First Investors funds and certain accounts managed by First Investors Management Company, Inc. Rate shown is the 7-day yield at March 31, 2009 (see Note 2).

Summary of Abbreviations:

ADR American Depositary Receipts

FPR Fully Purchased Rights

GDR Global Depositary Receipts

See notes to financial statements	63

Fund Expenses (unaudited)
SELECT GROWTH FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(10/1/08)	(3/31/09)	(10/1/08–3/31/09)*
Expense Example – Class A Shares
Actual	$1,000.00	$684.60	$7.10
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.50	$8.50
Expense Example – Class B Shares
Actual	$1,000.00	$681.60	$10.02
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,013.01	$11.99

* Expenses are equal to the annualized expense ratio of 1.69% for Class A shares and 2.39% for Class B shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2009, and are based on the total value of investments.

64

Portfolio of Investments
SELECT GROWTH FUND
March 31, 2009

Shares		Security	Value
		COMMON STOCKS—98.1%
		Consumer Discretionary—14.3%
54,700	*	Apollo Group, Inc. – Class “A”	$ 4,284,651
22,300	*	AutoZone, Inc.	3,626,426
115,500		Family Dollar Stores, Inc.	3,854,235
66,400		McDonald’s Corporation	3,623,448
107,200		Ross Stores, Inc.	3,846,336
16,595		Strayer Education, Inc.	2,984,943
			22,220,039
		Consumer Staples—15.2%
124,400	*	BJ’s Wholesale Club, Inc.	3,979,556
84,700		Church & Dwight Company, Inc.	4,423,881
69,080		Colgate-Palmolive Company	4,074,338
194,800	*	Dean Foods Company	3,521,984
70,400		Procter & Gamble Company	3,315,136
82,700		Wal-Mart Stores, Inc.	4,308,670
			23,623,565
		Energy—6.6%
54,400		ExxonMobil Corporation	3,704,640
220,600		Tesoro Corporation	2,971,482
198,800		Valero Energy Corporation	3,558,520
			10,234,642
		Financials—6.6%
88,000		Aon Corporation	3,592,160
33,200		Goldman Sachs Group, Inc.	3,519,864
117,070		JPMorgan Chase & Company	3,111,721
			10,223,745
		Health Care—23.2%
62,085		Becton, Dickinson & Company	4,174,595
80,725	*	Biogen Idec, Inc.	4,231,605
184,500		Bristol-Myers Squibb Company	4,044,240
59,200	*	Cephalon, Inc.	4,031,520
82,000	*	Express Scripts, Inc.	3,785,940
88,000	*	Gen-Probe, Inc.	4,011,040

65

Portfolio of Investments (continued)
SELECT GROWTH FUND
March 31, 2009

Shares or
Principal
Amount		Security	Value
		Health Care (continued)
158,800		Omnicare, Inc.	$ 3,889,012
116,400	*	OSI Pharmaceuticals, Inc.	4,453,464
110,300	*	Varian Medical Systems, Inc.	3,357,532
			35,978,948
		Industrials—7.1%
55,100		L-3 Communications Holdings, Inc.	3,735,780
86,500		Raytheon Company – Class “B”	3,368,310
78,700		Watson Wyatt Worldwide, Inc. – Class “A”	3,885,419
			10,989,509
		Information Technology—23.4%
91,885	*	Affiliated Computer Services, Inc. – Class “A”	4,400,373
131,600	*	BMC Software, Inc.	4,342,800
344,200	*	EMC Corporation	3,923,880
98,600		Harris Corporation	2,853,484
115,200		Hewlett-Packard Company	3,693,312
43,300		International Business Machines Corporation	4,195,337
108,435	*	McAfee, Inc.	3,632,572
267,180	*	Red Hat, Inc.	4,766,491
235,500	*	SAIC, Inc.	4,396,785
			36,205,034
		Materials—1.7%
178,000	*	Pactiv Corporation	2,597,020
Total Value of Common Stocks (cost $165,375,363)			152,072,502
		SHORT-TERM INVESTMENTS—1.8%
		Money Market Fund
$2,745M		First Investors Cash Reserve Fund, .59% (cost $2,745,000)**	2,745,000
Total Value of Investments (cost $168,120,363)		99.9%	154,817,502
Other Assets, Less Liabilities		.1	102,337
Net Assets		100.0%	$154,919,839

* Non-income producing

** Affiliated unregistered money market fund available only to First Investors funds and certain accounts managed by First Investors Management Company, Inc. Rate shown is the 7-day yield at March 31, 2009 (see Note 2).

66	See notes to financial statements

Fund Expenses (unaudited)
OPPORTUNITY FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(10/1/08)	(3/31/09)	(10/1/08–3/31/09)*
Expense Example – Class A Shares
Actual	$1,000.00	$672.03	$6.88
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.70	$8.30
Expense Example – Class B Shares
Actual	$1,000.00	$669.72	$9.78
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,013.21	$11.80

* Expenses are equal to the annualized expense ratio of 1.65% for Class A shares and 2.35% for Class B shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2009, and are based on the total value of investments.

67

Portfolio of Investments
OPPORTUNITY FUND
March 31, 2009

Shares		Security	Value
		COMMON STOCKS—99.9%
		Consumer Discretionary—13.8%
170,000		BorgWarner, Inc.	$ 3,451,000
220,000		Brown Shoe Company, Inc.	825,000
45,000	*	CEC Entertainment, Inc.	1,164,600
159,000		Cinemark Holdings, Inc.	1,493,010
142,500	*	Coach, Inc.	2,379,750
90,000	*	Dreamworks Animation SKG, Inc. – Class “A”	1,947,600
126,900		H&R Block, Inc.	2,308,311
166,000	*	Jack in the Box, Inc.	3,866,140
295,000	*	Morgans Hotel Group Company	917,450
50,000		Nordstrom, Inc.	837,500
65,000		Polo Ralph Lauren Corporation – Class “A”	2,746,250
165,000	*	Red Robin Gourmet Burgers, Inc.	2,908,950
550,900		Stewart Enterprises, Inc. – Class “A”	1,784,916
117,500		Tiffany & Company	2,533,300
235,000	*	Warnaco Group, Inc. – Class “A”	5,640,000
150,000		Wolverine World Wide, Inc.	2,337,000
			37,140,777
		Consumer Staples—10.0%
55,000	*	Chattem, Inc.	3,082,750
280,500	*	Dean Foods Company	5,071,440
117,500		McCormick & Company, Inc.	3,474,475
358,000		Nu Skin Enterprises, Inc. – Class “A”	3,755,420
85,500		Philip Morris International, Inc.	3,042,090
190,000		Safeway, Inc.	3,836,100
375,000		Sara Lee Corporation	3,030,000
75,169		Tootsie Roll Industries, Inc.	1,632,679
			26,924,954
		Energy—8.4%
280,000	*	Cal Dive International, Inc.	1,895,600
47,500		EOG Resources, Inc.	2,601,100
43,000		Hess Corporation	2,330,600
110,000	*	National-Oilwell Varco, Inc.	3,158,100
125,000	*	Plains Exploration & Production Company	2,153,750
275,000		Talisman Energy, Inc.	2,887,500

68

Shares		Security	Value
		Energy (continued)
52,500	*	Transocean, Ltd.	$ 3,089,100
190,000	*	Weatherford International, Ltd.	2,103,300
80,000		XTO Energy, Inc.	2,449,600
			22,668,650
		Financials—10.8%
40,000		City National Corporation	1,350,800
130,000		Discover Financial Services	820,300
150,000		Douglas Emmett, Inc. (REIT)	1,108,500
32,500		Federal Realty Investment Trust (REIT)	1,495,000
450,000		Financial Select Sector SPDR Fund (ETF)	3,964,500
130,000		Hudson City Bancorp, Inc.	1,519,700
175,000		Lazard, Ltd. – Class “A”	5,145,000
165,000	*	Nasdaq OMX Group, Inc.	3,230,700
220,000		NewAlliance Bancshares, Inc.	2,582,800
105,000		Protective Life Corporation	551,250
165,000		SPDR KBW Regional Banking (ETF)	3,171,300
265,705		Sunstone Hotel Investors, Inc. (REIT)	698,804
195,000		Waddell & Reed Financial, Inc. – Class “A”	3,523,650
			29,162,304
		Health Care—14.3%
72,500		Beckman Coulter, Inc.	3,698,225
47,500	*	Cephalon, Inc.	3,234,750
90,000	*	Cubist Pharmaceuticals, Inc.	1,472,400
185,000		DENTSPLY International, Inc.	4,967,250
57,500	*	Gilead Sciences, Inc.	2,663,400
67,500	*	Laboratory Corporation of America Holdings	3,948,075
67,500		McKesson Corporation	2,365,200
125,000		Perrigo Company	3,103,750
255,000	*	PSS World Medical, Inc.	3,659,250
177,800	*	Psychiatric Solutions, Inc.	2,796,794
55,000	*	St. Jude Medical, Inc.	1,998,150
95,000	*	Thermo Fisher Scientific, Inc.	3,388,650
110,000	*	Warner Chilcott, Ltd. – Class “A”	1,157,200
			38,453,094

69

Portfolio of Investments (continued)
OPPORTUNITY FUND
March 31, 2009

Shares		Security	Value
		Industrials—10.4%
176,800	*	AAR Corporation	$ 2,217,072
135,000	*	Armstrong World Industries, Inc.	1,486,350
50,000	*	Axsys Technologies, Inc.	2,102,000
159,500		Baldor Electric Company	2,311,155
140,000		Chicago Bridge & Iron Company NV – NY Shares	877,800
130,200	*	Esterline Technologies Corporation	2,628,738
68,700		Harsco Corporation	1,523,079
170,000		IDEX Corporation	3,717,900
115,000		J.B. Hunt Transport Services, Inc.	2,772,650
240,000	*	Mobile Mini, Inc.	2,764,800
85,000		Republic Services, Inc.	1,457,750
110,000		Rolls-Royce Group PLC (ADR)	2,299,000
40,000		Roper Industries, Inc.	1,698,000
			27,856,294
		Information Technology—17.4%
75,000	*	CACI International, Inc. – Class “A”	2,736,750
90,000	*	Electronics for Imaging, Inc.	882,000
75,400	*	FEI Company	1,163,422
95,000	*	Fiserv, Inc.	3,463,700
145,000		Harris Corporation	4,196,300
210,000	*	Intuit, Inc.	5,670,000
300,000	*	Macrovision Solutions Corporation	5,337,000
65,000	*	Mettler-Toledo International, Inc.	3,336,450
45,000	*	Open Text Corporation	1,549,800
129,200	*	SRA International, Inc. – Class A	1,899,240
280,000	*	Sybase, Inc.	8,481,200
282,725	*	Symantec Corporation	4,223,912
250,000		Technology Select Sector SPDR Fund (ETF)	3,905,000
			46,844,774
		Materials—5.5%
160,000		Agrium, Inc.	5,726,400
72,500		Allegheny Technologies, Inc.	1,589,925
44,000		Freeport-McMoRan Copper & Gold, Inc.	1,676,840
40,000		Praxair, Inc.	2,691,600
80,000		Sigma-Aldrich Corporation	3,023,200
			14,707,965

70

Shares or
Principal
Amount	Security		Value
	Telecommunication Services—1.9%
250,000	Frontier Communications Corporation		$ 1,795,000
190,000	NTELOS Holdings Corporation		3,446,600
			5,241,600
	Utilities—7.4%
111,000	AGL Resources, Inc.		2,944,830
45,000	California Water Service Group		1,883,700
100,000	EQT Corporation		3,133,000
171,700	Portland General Electric Company		3,020,203
125,000	SCANA Corporation		3,861,250
120,000	Wisconsin Energy Corporation		4,940,400
			19,783,383
Total Value of Common Stocks (cost $365,987,831)			268,783,795
	SHORT-TERM INVESTMENTS—.5%
	Money Market Fund
$1,420M	First Investors Cash Reserve Fund, .59% (cost $1,420,000)**		1,420,000
Total Value of Investments (cost $367,407,831)		100.4%	270,203,795
Excess of Liabilities Over Other Assets		(.4)	(1,178,702)
Net Assets		100.0%	$269,025,093

* Non-income producing

** Affiliated unregistered money market fund available only to First Investors funds and certain accounts managed by First Investors Management Company, Inc. Rate shown is the 7-day yield at March 31, 2009 (see Note 2).

Summary of Abbreviations:

ADR American Depositary Receipts

ETF Exchange Traded Fund

REIT Real Estate Investment Trust

See notes to financial statements	71

Fund Expenses (unaudited)
SPECIAL SITUATIONS FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(10/1/08)	(3/31/09)	(10/1/08–3/31/09)*
Expense Example – Class A Shares
Actual	$1,000.00	$706.83	$7.28
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.40	$8.60
Expense Example – Class B Shares
Actual	$1,000.00	$704.65	$10.24
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,012.91	$12.09

* Expenses are equal to the annualized expense ratio of 1.71% for Class A shares and 2.41% for Class B shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2009, and are based on the total value of investments.

72

Portfolio of Investments
SPECIAL SITUATIONS FUND
March 31, 2009

Shares		Security	Value
		COMMON STOCKS—94.2%
		Consumer Discretionary—10.2%
184,900		American Eagle Outfitters, Inc.	$ 2,263,176
270,800		Foot Locker, Inc.	2,837,984
182,500		Interactive Data Corporation	4,536,950
89,500		PetSmart, Inc.	1,875,920
161,400		Phillips Van-Heusen Corporation	3,660,552
298,900		Regal Entertainment Group – Class “A”	4,008,249
			19,182,831
		Consumer Staples—7.1%
62,950		Church & Dwight Company, Inc.	3,287,879
149,100		Flowers Foods, Inc.	3,500,868
99,200		Hormel Foods Corporation	3,145,632
91,100		J. M. Smucker Company	3,395,297
			13,329,676
		Energy—4.6%
85,300	*	Denbury Resources, Inc.	1,267,558
111,600	*	Plains Exploration & Production Company	1,922,868
214,600		St. Mary Land & Exploration Company	2,839,158
99,500	*	Whiting Petroleum Corporation	2,572,075
			8,601,659
		Financials—21.2%
16,232	*	Alleghany Corporation	4,396,188
198,600		American Financial Group, Inc.	3,187,530
789,600		Anworth Mortgage Asset Corporation (REIT)	4,840,248
118,400		Arthur J. Gallagher & Company	2,012,800
59,300		Everest Re Group, Ltd.	4,198,440
173,100	*	EZCORP, Inc. – Class “A”	2,002,767
167,700		Harleysville Group, Inc.	5,334,537
235,000		Jefferies Group, Inc.	3,243,000
9,600	*	Markel Corporation	2,725,248
687,300		MFA Financial, Inc. (REIT)	4,041,324
9,752		National Western Life Insurance Company – Class A	1,101,976
100,700	*	Piper Jaffray Companies, Inc.	2,597,053
			39,681,111

73

Portfolio of Investments (continued)
SPECIAL SITUATIONS FUND
March 31, 2009

Shares		Security	Value
		Health Care—14.5%
237,400	*	Endo Pharmaceuticals Holdings, Inc.	$ 4,197,232
122,600	*	Life Technologies Corporation	3,982,048
139,500	*	Lincare Holdings, Inc.	3,041,100
126,500	*	Magellan Health Services, Inc.	4,609,660
94,300	*	MEDNAX, Inc.	2,779,021
208,552		PerkinElmer, Inc.	2,663,209
173,200		STERIS Corporation	4,032,096
58,700		West Pharmaceutical Services, Inc.	1,925,947
			27,230,313
		Industrials—11.6%
74,600		Alexander & Baldwin, Inc.	1,419,638
43,200	*	Alliant Techsystems, Inc.	2,893,536
109,600		Curtiss-Wright Corporation	3,074,280
72,500	*	EMCOR Group, Inc.	1,244,825
79,527	*	Kansas City Southern, Inc.	1,010,788
28,100		Parker-Hannifin Corporation	954,838
73,000		Pentair, Inc.	1,581,910
54,800		Precision Castparts Corporation	3,282,520
90,800		Robbins & Myers, Inc.	1,377,436
94,900		Rockwell Collins, Inc.	3,097,536
168,900		Woodward Governor Company	1,888,302
			21,825,609
		Information Technology—13.4%
193,750	*	Avnet, Inc.	3,392,562
93,100	*	Cabot Microelectronics Corporation	2,237,193
577,500	*	Compuware Corporation	3,805,725
433,000	*	Convergys Corporation	3,498,640
143,500		Fair Isaac Corporation	2,019,045
144,500	*	MICROS Systems, Inc.	2,709,375
231,000	*	QLogic Corporation	2,568,720
93,400	*	Sybase, Inc.	2,829,086
242,500	*	Verigy, Ltd.	2,000,625
			25,060,971

74

Shares or
Principal
Amount		Security	Value
		Materials—5.6%
109,000		AptarGroup, Inc.	$ 3,394,260
157,100	*	Crown Holdings, Inc.	3,570,883
183,300		Innospec, Inc.	691,041
104,000	*	OM Group, Inc.	2,009,280
164,800		Titanium Metals Corporation	901,456
			10,566,920
		Telecommunication Services—3.5%
465,000	*	Premiere Global Services, Inc.	4,101,300
102,675		Telephone & Data Systems, Inc. – Special Shares	2,428,264
			6,529,564
		Utilities—2.5%
201,800		CMS Energy Corporation	2,389,312
133,700		Portland General Electric Company	2,351,783
			4,741,095
Total Value of Common Stocks (cost $211,799,490)			176,749,749
		SHORT-TERM INVESTMENTS—6.0%
		Money Market Fund
$11,236M		First Investors Cash Reserve Fund, .59% (cost $11,236,000)**	11,236,000
Total Value of Investments (cost $223,035,490)		100.2%	187,985,749
Excess of Liabilities Over Other Assets		(.2)	(450,514)
Net Assets		100.0%	$187,535,235

* Non-income producing

** Affiliated unregistered money market fund available only to First Investors funds and certain accounts managed by First Investors Management Company, Inc. Rate shown is the 7-day yield at March 31, 2009 (see Note 2).

Summary of Abbreviations:

REIT Real Estate Investment Trust

See notes to financial statements	75

Fund Expenses (unaudited)
INTERNATIONAL FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(10/1/08)	(3/31/09)	(10/1/08–3/31/09)*
Expense Example – Class A Shares
Actual	$1,000.00	$711.28	$9.47
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,013.86	$11.15
Expense Example – Class B Shares
Actual	$1,000.00	$709.72	$12.45
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,010.37	$14.64

* Expenses are equal to the annualized expense ratio of 2.22% for Class A shares and 2.92% for Class B shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2009, and are based on the total value of investments.

76

Portfolio of Investments
INTERNATIONAL FUND
March 31, 2009

Shares		Security	Value
		COMMON STOCKS—93.1%
		United Kingdom—21.1%
88,499		BG Group PLC	$ 1,333,557
173,039		British American Tobacco PLC	3,993,153
156,237		Cadbury PLC	1,177,258
38,100		Capita Group PLC	370,167
59,800		De La Rue PLC	831,875
100,218		Diageo PLC	1,117,943
124,612		Imperial Tobacco Group PLC	2,795,647
67,931		Reckitt Benckiser Group PLC	2,546,072
519,968		Tesco PLC	2,481,670
			16,647,342
		Switzerland—13.6%
499		Lindt & Spruengli AG	668,262
98,520		Nestle SA – Registered	3,332,095
47,691		Novartis AG – Registered	1,806,304
23,976		Roche Holding AG – Genusscheine	3,294,327
15,000		Synthes, Inc.	1,672,831
			10,773,819
		India—11.1%
13,582		Bharat Heavy Electricals, Ltd.	405,229
75,729	*	Bharti Airtel, Ltd.	937,202
216,155		Cipla, Ltd.	939,725
28,445		HDFC Bank, Ltd. (ADR)	1,733,154
264,637		Hindustan Unilever, Ltd.	1,238,127
73,056		Housing Development Finance Corporation, Ltd.	2,038,659
287,691		ITC, Ltd.	1,050,072
12,824		Nestle India, Ltd.	394,658
			8,736,826
		France—6.3%
15,352		Air Liquide SA	1,247,558
31,923		Essilor International SA	1,232,591
50,390		Total SA	2,490,074
			4,970,223

77

Portfolio of Investments (continued)
INTERNATIONAL FUND
March 31, 2009

Shares	Security	Value
	Brazil—5.4%
15,200	Companhia de Bebidas das Americas (ADR)	$ 725,800
40,900	Companhia Energetica de Minas Gerais	610,236
23,800	CPFL Energia SA	325,638
16,800	Petroleo Brasileiro SA – Petrobras (ADR)	411,600
89,900	Redecard SA	1,097,661
55,030	Souza Cruz SA	1,060,324
		4,231,259
	Japan—5.3%
17,400	East Japan Railway Company	909,110
4,100	Nintendo Company, Ltd.	1,201,991
25,200	Secom Company, Ltd.	935,049
9,300	Shimano, Inc.	283,751
246,500	Tokyo Gas Company, Ltd.	866,647
		4,196,548
	Spain—5.1%
142,070	Enagas	2,010,292
51,200	Red Electrica Corporacion SA	1,998,778
		4,009,070
	United States—4.9%
108,400	Philip Morris International, Inc.	3,856,872
	Australia—4.3%
133,000	Coca-Cola Amatil, Ltd.	800,872
43,985	QBE Insurance Group, Ltd.	589,591
116,058	Woolworths, Ltd.	2,012,783
		3,403,246
	Netherlands—3.7%
39,761	Core Laboratories NV	2,908,915
	Denmark—3.1%
51,301	Novo Nordisk A/S – Series “B”	2,458,137
	Germany—2.4%
20,178	Fresenius Medical Care AG & Company	781,667
16,029	RWE AG	1,128,134
		1,909,801

78

Shares or
Principal
Amount	Security	Value
	Canada—1.5%
17,612	Canadian Natural Resources, Ltd.	$ 679,759
16,100	Shoppers Drug Mart Corporation	554,603
		1,234,362
	Italy—1.4%
355,500	Terna-Rete Elettrica Nationale SpA	1,105,891
	China—1.2%
54,590	China Mobile, Ltd.	475,566
10,400	China Mobile, Ltd. (ADR)	452,608
		928,174
	South Korea—.9%
13,563	KT&G Corporation	748,636
	Norway—.7%
81,860	Orkla ASA	558,907
	Hong Kong—.6%
110,666	Cheung Kong Infrastructure Holdings, Ltd.	442,777
	Belgium—.5%
1,587	Colruyt SA	363,702
Total Value of Common Stocks (cost $92,196,805)		73,484,507
	SHORT-TERM INVESTMENTS—2.8%
	Money Market Fund
$2,190M	First Investors Cash Reserve Fund, .59% (cost $2,190,000)**	2,190,000
Total Value of Investments (cost $94,386,805)	95.9%	75,674,507
Other Assets, Less Liabilities	4.1	3,264,923
Net Assets	100.0%	$78,939,430

* Non-income producing

** Affiliated unregistered money market fund available only to First Investors funds and certain accounts managed by First Investors Management Company, Inc. Rate shown is the 7-day yield at March 31, 2009 (see Note 2).

Summary of Abbreviations:

ADR American Depositary Receipts

See notes to financial statements	79

Statements of Assets and Liabilities
FIRST INVESTORS INCOME FUNDS
March 31, 2009

	CASH			INVESTMENT
	MANAGEMENT		GOVERNMENT	GRADE	INCOME
Assets
Investments in securities:
Cost – Unaffiliated issuers	$219,114,851		$274,249,504	$283,919,948	$519,696,385	**
Cost – Affiliated money market fund (Note 2)	—		7,028,000	2,115,000	25,360,000
Total cost of investments	$219,114,851		$281,277,504	$286,034,948	$545,056,385

Value – Unaffiliated issuers (Note 1A)	$219,114,851		$282,531,579	$268,500,941	$329,929,495	**
Value – Affiliated money market fund (Note 2)	—		7,028,000	2,115,000	25,360,000
Total value of investments	219,114,851		289,559,579	270,615,941	355,289,495
Cash	1,775,566		58,108	50,627	90,681
Receivables:
Investment securities sold	—		2,432,736	2,658,946	2,002,228
Interest and dividends	723,686		1,255,681	4,460,416	10,158,524
Shares sold	—		1,576,995	1,080,246	677,415
Other assets	61,553		56,030	34,830	293,242

Total Assets	221,675,656		294,939,129	278,901,006	368,511,585

Liabilities
Payables:
Investment securities purchased	—		12,678,850	1,326,470	845,793
Collateral for securities loaned (Note 1G)	—		—	—	3,828,000
Shares redeemed.	737,135		1,358,135	409,604	483,418
Dividends payable	51,058		101,029	158,359	670,242
Accrued advisory fees	7,059		101,913	101,068	217,844
Accrued shareholder servicing costs.	87,262		58,621	60,930	114,544
Accrued expenses	35,737		30,954	8,292	28,806
Total Liabilities	918,251		14,329,502	2,064,723	6,188,647
Net Assets	$220,757,405		$280,609,627	$276,836,283	$362,322,938

Net Assets Consist of:
Capital paid in	$220,757,405		$281,725,014	$342,407,926	$750,708,316
Undistributed net investment income (loss)	—		(217,746)	(2,207,783)	1,638,894
Accumulated net realized loss on investments.	—		(9,179,716)	(47,944,853)	(200,257,382)
Net unrealized appreciation (depreciation) in value of investments	—		8,282,075	(15,419,007)	(189,766,890)
Total	$220,757,405		$280,609,627	$276,836,283	$362,322,938

Net Assets:
Class A	$215,765,936		$267,736,818	$261,911,056	$351,778,239
Class B	$4,991,469		$12,872,809	14,925,227	$10,544,699
Shares outstanding (Note 7):
Class A	215,765,936		24,034,847	33,155,860	183,255,211
Class B	4,991,469		1,155,815	1,889,355	5,487,053
Net asset value and redemption price per share — Class A	$1.00	#	$11.14	$7.90	$1.92
Maximum offering price per share — Class A
(Net asset value/.9425)*	N/A		$11.82	$8.38	$2.04
Net asset value and offering price per share — Class B (Note 7)	1.00		11.14	7.90	1.92

# Also maximum offering price per share.
* On purchases of $100,000 or more, the sales charge is reduced.
** Investments at cost and value include $3,828,000 of collateral for securities loaned (Note 1G).

80	See notes to financial statements	81

Statements of Assets and Liabilities
FIRST INVESTORS EQUITY FUNDS
March 31, 2009

	TOTAL			GROWTH &
	RETURN	VALUE	BLUE CHIP	INCOME	GLOBAL
Assets
Investments in securities:
Cost – Unaffiliated issuers.	$291,155,487	$291,801,586	$313,126,565	$567,391,512	$198,479,607
Cost – Affiliated money market fund (Note 2)	15,840,000	16,200,000	8,202,000	16,010,000	8,605,000
Total cost of investments	$306,995,487	$308,001,586	$321,328,565	$583,401,512	$207,084,607
Value – Unaffiliated issuers (Note 1A)	$251,664,017	$228,874,446	$284,917,014	$434,011,138	$170,781,110
Value – Affiliated money market fund (Note 2)	15,840,000	16,200,000	8,202,000	16,010,000	8,605,000
Total value of investments	267,504,017	245,074,446	293,119,014	450,021,138	179,386,110
Cash	68,284	73,423	56,485	135,886	75,932
Receivables:
Investment securities sold	422,055	426,945	1,492,271	41	1,646,116
Dividends and interest	1,591,283	795,254	709,950	729,633	590,835
Shares sold	913,954	488,643	756,191	1,248,225	284,915
Other assets	38,749	41,703	50,507	78,904	50,953
Total Assets	270,538,342	246,900,414	296,184,418	452,213,827	182,034,861

Liabilities
Payables:
Investment securities purchased	892,268	496,452	1,752,439	495,820	1,293,489
Shares redeemed.	390,831	314,114	522,603	876,632	289,515
Dividends payable	9,429	20,288	7,961	—	—
Forward currency contracts (Note 6)	—	—	—	—	17,083
Accrued advisory fees	171,217	152,733	182,904	277,337	142,657
Accrued shareholder servicing costs.	74,272	84,992	132,276	183,499	86,482
Accrued expenses	29,713	20,698	3,586	29,309	27,993
Total Liabilities	1,567,730	1,089,277	2,601,769	1,862,597	1,857,219
Net Assets	$268,970,612	$245,811,137	$293,582,649	$450,351,230	$180,177,642

Net Assets Consist of:
Capital paid in	$321,256,932	$349,971,629	$428,491,503	$607,719,152	$282,772,009
Undistributed net investment income (loss)	(725,056)	1,329,908	1,485,891	(431,008)	(1,647,557)
Accumulated net realized loss on investments
and foreign currency transactions	(12,069,794)	(42,563,260)	(108,185,194)	(23,556,540)	(73,247,799)
Net unrealized depreciation in value of investments
and foreign currency transactions	(39,491,470)	(62,927,140)	(28,209,551)	(133,380,374)	(27,699,011)
Total	$268,970,612	$245,811,137	$293,582,649	$450,351,230	$180,177,642

Net Assets:
Class A	$250,201,119	$234,816,663	$277,088,182	$424,923,942	$174,477,497
Class B	$18,769,493	$10,994,474	$16,494,467	$25,427,288	$5,700,145
Shares outstanding (Note 7):
Class A	22,898,885	49,831,781	19,071,934	47,588,971	42,975,335
Class B	1,745,043	2,370,773	1,219,612	3,016,326	1,592,583
Net asset value and redemption price
per share – Class A.	$10.93	$4.71	$14.53	$8.93	$4.06
Maximum offering price per share – Class A
(Net asset value/.9425)*	$11.60	$5.00	$15.42	$9.47	$4.31
Net asset value and offering price per share –
Class B (Note 7)	$10.76	$4.64	$13.52	$8.43	$3.58

*	On purchases of $100,000 or more, the sales charge is reduced.

82	See notes to financial statements	83

Statements of Assets and Liabilities
FIRST INVESTORS EQUITY FUNDS
March 31, 2009

	SELECT		SPECIAL
	GROWTH	OPPORTUNITY	SITUATIONS	INTERNATIONAL
Assets
Investments in securities:
Cost – Unaffiliated issuers.	$165,375,363	$365,987,831	$211,799,490	$92,196,805
Cost – Affiliated money market fund (Note 2)	2,745,000	1,420,000	11,236,000	2,190,000
Total cost of investments	$168,120,363	$367,407,831	$223,035,490	$94,386,805
Value – Unaffiliated issuers (Note 1A)	$152,072,502	$268,783,795	$176,749,749	$73,484,507
Value – Affiliated money market fund (Note 2)	2,745,000	1,420,000	11,236,000	2,190,000
Total value of investments	154,817,502	270,203,795	187,985,749	75,674,507
Cash	54,045	88,553	72,292	42,685
Receivables:
Investment securities sold	—	436	883,344	831,458
Dividends and interest	53,247	500,273	102,587	666,874
Shares sold	325,638	547,455	468,350	285,014
Foreign exchange contracts (Note 6)	—	—	—	1,853,023
Other assets	27,740	48,668	31,933	13,224
Total Assets	155,278,172	271,389,180	189,544,255	79,366,785

Liabilities
Payables:
Investment securities purchased	—	1,446,570	1,406,630	136,059
Shares redeemed.	168,893	597,321	369,450	156,659
Forward currency contracts (Note 6)	—	—	—	3,768
Accrued advisory fees	97,616	168,008	123,358	66,301
Accrued shareholder servicing costs.	76,417	122,814	84,492	45,959
Accrued expenses	15,407	29,374	25,090	18,609
Total Liabilities	358,333	2,364,087	2,009,020	427,355
Net Assets	$154,919,839	$269,025,093	$187,535,235	$78,939,430

Net Assets Consist of:
Capital paid in	$267,555,211	$380,077,578	$264,152,498	$139,536,560
Undistributed net investment income (loss)	(478,171)	376,987	382,661	(2,220,944)
Accumulated net realized loss on investments
and foreign currency transactions	(98,854,340)	(14,225,436)	(41,950,183)	(41,513,910)
Net unrealized depreciation in value of investments
and foreign currency transactions	(13,302,861)	(97,204,036)	(35,049,741)	(16,862,276)
Total	$154,919,839	$269,025,093	$187,535,235	$78,939,430

Net Assets:
Class A	$144,719,163	$250,522,881	$180,118,230	$76,327,835
Class B	$10,200,676	$18,502,212	$7,417,005	$2,611,595
Shares outstanding (Note 7):
Class A	31,617,581	16,834,955	13,114,704	11,505,651
Class B	2,393,556	1,412,296	615,098	400,776
Net asset value and redemption price
per share – Class A.	$4.58	$14.88	$13.73	$6.63
Maximum offering price per share – Class A
(Net asset value/.9425)*	$4.86	$15.79	$14.57	$7.03
Net asset value and offering price per share –
Class B (Note 7)	$4.26	$13.10	$12.06	$6.52

*	On purchases of $100,000 or more, the sales charge is reduced.

84	See notes to financial statements	85

Statements of Operations
FIRST INVESTORS INCOME FUNDS
Six Months Ended March 31, 2009

	CASH		INVESTMENT
	MANAGEMENT	GOVERNMENT	GRADE	INCOME
Investment Income
Income:
Interest.	$1,968,708	$6,726,372	$8,298,686	$20,050,594
Dividends	—	—	446,936	2,045,718
Dividends from affiliate (Note 2)	—	63,492	44,355	134,021
Securities lending income	—	—	—	74,280
Total income	1,968,708	6,789,864	8,789,977	22,304,613
Expenses (Notes 1 and 3):
Advisory fees	571,041	850,123	893,452	1,383,471
Distribution plan expenses – Class A	—	368,426	382,978	543,932
Distribution plan expenses – Class B	17,302	59,980	77,121	56,441
Shareholder servicing costs	400,540	298,743	335,376	607,201
U.S. Treasury Guarantee Program fees (Note 9)	50,721	—	—	—
Professional fees.	45,476	30,082	26,076	45,605
Registration fees	40,069	26,243	31,092	26,724
Custodian fees	13,721	21,588	12,227	18,643
Reports to shareholders	12,587	10,538	13,674	23,724
Trustees’ fees	7,371	8,641	9,356	13,387
Other expenses	17,730	33,968	30,700	53,546
Total expenses	1,176,558	1,708,332	1,812,052	2,772,674
Less: Expenses waived	(266,794)	(248,912)	(268,499)	(74,788)
Expenses paid indirectly.	(1,453)	(645)	(724)	(1,532)
Net expenses	908,311	1,458,775	1,542,829	2,696,354
Net investment income.	1,060,397	5,331,089	7,247,148	19,608,259

Realized and Unrealized Gain (Loss) on Investments (Note 2):
Net realized gain (loss) on investments	—	454,868	(16,495,016)	(18,829,260)
Net unrealized appreciation (depreciation) of investments	—	8,895,594	5,890,488	(83,226,853)
Net gain (loss) on investments	—	9,350,462	(10,604,528)	(102,056,113)

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,060,397	$14,681,551	$(3,357,380)	$(82,447,854)

86	See notes to financial statements	87

Statements of Operations
FIRST INVESTORS EQUITY FUNDS
Six Months Ended March 31, 2009

	TOTAL			GROWTH &
	RETURN	VALUE	BLUE CHIP	INCOME	GLOBAL
Investment Income
Dividends	$2,105,304 (a)	$5,340,450 (b)	$5,025,721 (c)	$6,576,008 (d)	$2,016,877 (e)
Dividends from affiliate (Note 2)	129,104	117,494	49,232	113,844	88,232
Interest.	3,492,740	—	—	—	1,216
Total income	5,727,148	5,457,944	5,074,953	6,689,852	2,106,325
Expenses (Notes 1 and 3):
Advisory fees	1,036,756	997,831	1,191,024	1,783,749	939,145
Distribution plan expenses – Class A	384,385	380,449	449,562	682,426	278,181
Distribution plan expenses – Class B	101,214	62,597	94,301	142,476	31,040
Shareholder servicing costs	421,714	467,928	709,725	1,007,140	470,027
Professional fees.	24,234	25,383	36,167	40,947	31,635
Custodian fees	18,652	11,742	13,145	20,296	82,854
Registration fees	26,022	33,321	29,183	26,660	22,889
Reports to shareholders	25,810	20,636	30,569	43,016	21,795
Trustees’ fees	9,805	9,674	11,585	17,671	6,962
Other expenses	37,499	37,822	43,731	67,464	52,028
Total expenses	2,086,091	2,047,383	2,608,992	3,831,845	1,936,556
Less: Expenses waived	—	—	—	—	(28,750)
Expenses paid indirectly.	(1,027)	(1,087)	(1,310)	(2,104)	(818)
Net expenses	2,085,064	2,046,296	2,607,682	3,829,741	1,906,988
Net investment income.	3,642,084	3,411,648	2,467,271	2,860,111	199,337
Realized and Unrealized Gain (Loss) on Investments
(Note 2):
Net realized loss on:
Investments	(8,451,460)	(10,835,677)	(6,808,574)	(19,332,013)	(66,227,124)
Foreign currency transactions	—	—	—	—	(44,406)
Net realized loss on investments
and foreign currency transactions	(8,451,460)	(10,835,677)	(6,808,574)	(19,332,013)	(66,271,530)
Net unrealized appreciation (depreciation) of:
Investments	(47,987,436)	(91,872,733)	(115,721,855)	(184,685,623)	(8,155,763)
Foreign currency transactions	—	—	—	—	12,963
Net unrealized depreciation of investments
and foreign currency transactions	(47,987,436)	(91,872,733)	(115,721,855)	(184,685,623)	(8,142,800)
Net loss on investments and foreign currency transactions.	(56,438,896)	(102,708,410)	(122,530,429)	(204,017,636)	(74,414,330)
Net Decrease in Net Assets Resulting from Operations	$(52,796,812)	$(99,296,762)	$(120,063,158)	$(201,157,525)	$(74,214,993)

(a)	Net of $1,148 foreign taxes withheld
(b)	Net of $28,972 foreign taxes withheld
(c)	Net of $19,754 foreign taxes withheld
(d)	Net of $3,804 foreign taxes withheld
(e)	Net of $113,934 foreign taxes withheld

88	See notes to financial statements	89

Statements of Operations
FIRST INVESTORS EQUITY FUNDS
Six Months Ended March 31, 2009

	SELECT		SPECIAL
	GROWTH	OPPORTUNITY	SITUATIONS	INTERNATIONAL
Investment Income
Dividends	$936,510	$2,709,572 (f)	$1,936,089	$1,121,322 (g)
Dividends from affiliate (Note 2)	26,260	87,221	149,491	21,215
Interest.	—	—	—	2,763
Total income	962,770	2,796,793	2,085,580	1,145,300
Expenses (Notes 1 and 3):
Advisory fees	623,009	1,074,977	977,554	413,117
Distribution plan expenses – Class A	231,418	398,913	282,916	122,184
Distribution plan expenses – Class B	59,284	104,758	41,506	14,266
Shareholder servicing costs	429,904	697,824	475,868	277,534
Professional fees.	14,790	21,092	25,956	14,200
Custodian fees	10,140	13,282	10,727	52,621
Registration fees	19,941	25,372	22,205	14,288
Reports to shareholders	20,223	28,658	21,395	12,916
Trustees’ fees	6,041	10,527	7,173	3,032
Other expenses	26,896	45,708	28,326	19,656
Total expenses	1,441,646	2,421,111	1,893,626	943,814
Less: Expenses waived	—	—	(189,908)	—
Expenses paid indirectly.	(705)	(1,305)	(847)	(335)
Net expenses	1,440,941	2,419,806	1,702,871	943,479
Net investment income (loss)	(478,171)	376,987	382,709	201,821

Realized and Unrealized Gain (Loss) on Investments
and Foreign Currency Transactions (Note 2):
Net realized gain (loss) on:
Investments	(65,520,464)	(14,285,900)	(41,903,457)	(25,224,119)
Foreign currency transactions	—	—	—	985,108
Net realized loss on investments
and foreign currency transactions	(65,520,464)	(14,285,900)	(41,903,457)	(24,239,011)
Net unrealized appreciation (depreciation) of:
Investments	(5,436,487)	(120,033,800)	(37,616,469)	(8,198,166)
Foreign currency transactions	—	—	—	743,071
Net unrealized depreciation of investments
and foreign currency transactions	(5,436,487)	(120,033,800)	(37,616,469)	(7,455,095)
Net loss on investments and foreign currency transactions.	(70,956,951)	(134,319,700)	(79,519,926)	(31,694,106)
Net Decrease in Net Assets Resulting from Operations.	$(71,435,122)	$(133,942,713)	$(79,137,217)	$(31,492,285)

(f)	Net of $5,814 foreign taxes withheld
(g)	Net of $110,380 foreign taxes withheld

90	See notes to financial statements	91

Statements of Changes in Net Assets
FIRST INVESTORS INCOME FUNDS

	CASH MANAGEMENT		GOVERNMENT		INVESTMENT GRADE		INCOME
	10/1/08 to	10/1/07 to	10/1/08 to	10/1/07 to	10/1/08 to	10/1/07 to	10/1/08 to	10/1/07 to
	3/31/09	9/30/08	3/31/09	9/30/08	3/31/09	9/30/08	3/31/09	9/30/08
Increase (Decrease) in Net Assets From Operations
Net investment income	$1,060,397	$6,356,325	$5,331,089	$9,571,332	$7,247,148	$14,702,832	$19,608,259	$39,939,941
Net realized gain (loss) on investments	—	—	454,868	241,855	(16,495,016)	(19,862,926)	(18,829,260)	(23,520,343)
Net unrealized appreciation (depreciation) of investments	—	—	8,895,594	2,251,120	5,890,488	(20,764,517)	(83,226,853)	(80,270,992)

Net increase (decrease) in net assets resulting
from operations	1,060,397	6,356,325	14,681,551	12,064,307	(3,357,380)	(25,924,611)	(82,447,854)	(63,851,394)

Dividends to Shareholders
Net investment income – Class A	(1,054,137)	(6,300,152)	(5,425,822)	(9,508,609)	(7,694,349)	(14,466,779)	(19,243,884)	(39,378,847)
Net investment income – Class B	(6,260)	(56,173)	(223,560)	(433,580)	(393,293)	(901,522)	(537,120)	(1,353,711)

Total dividends	(1,060,397)	(6,356,325)	(5,649,382)	(9,942,189)	(8,087,642)	(15,368,301)	(19,781,004)	(40,732,558)

Share Transactions *
Class A:
Proceeds from shares sold	105,289,111	228,564,733	53,424,025	53,495,830	27,686,005	76,586,604	15,440,302	45,861,746
Reinvestment of dividends	1,026,286	6,186,351	4,841,253	8,447,996	6,797,929	12,726,546	15,063,059	31,092,107
Cost of shares redeemed	(124,645,088)	(218,169,828)	(27,428,602)	(34,189,386)	(29,328,865)	(53,576,760)	(39,220,953)	(79,571,081)

	(18,329,691)	16,581,256	30,836,676	27,754,440	5,155,069	35,736,390	(8,717,592)	(2,617,228)
Class B:
Proceeds from shares sold	4,052,192	6,076,772	2,663,029	2,672,620	1,227,662	2,841,907	684,449	1,365,640
Reinvestment of dividends	6,062	52,562	207,237	400,468	354,707	819,873	427,327	1,062,813
Cost of shares redeemed	(2,630,609)	(4,896,034)	(2,030,114)	(3,225,273)	(3,397,044)	(5,550,881)	(2,465,654)	(8,257,605)

	1,427,645	1,233,300	840,152	(152,185)	(1,814,675)	(1,889,101)	(1,353,878)	(5,829,152)

Net increase (decrease) from share transactions	(16,902,046)	17,814,556	31,676,828	27,602,255	3,340,394	33,847,289	(10,071,470)	(8,446,380)

Net increase (decrease) in net assets	(16,902,046)	17,814,556	40,708,997	29,724,373	(8,104,628)	(7,445,623)	(112,300,328)	(113,030,332)

Net Assets

Beginning of period	237,659,451	219,844,895	239,900,630	210,176,257	284,940,911	292,386,534	474,623,266	587,653,598

End of period †	$220,757,405	$237,659,451	$280,609,627	$239,900,630	$276,836,283	$284,940,911	$362,322,938	$474,623,266

† Includes undistributed net investment income (deficit) of	$—	$—	$(217,746)	$100,547	$(2,207,783)	$(1,367,287)	$1,638,894	$1,811,639

* Shares Issued and Redeemed
Class A:
Sold	105,289,111	228,564,733	4,887,001	4,941,143	3,495,324	8,193,353	7,781,489	16,524,176
Issued for dividends reinvested	1,026,286	6,186,351	442,575	780,509	863,292	1,373,634	7,728,993	11,314,035
Redeemed.	(124,645,088)	(218,169,828)	(2,510,423)	(3,164,061)	(3,709,067)	(5,787,841)	(19,657,374)	(28,751,382)

Net increase (decrease) in Class A shares outstanding	(18,329,691)	16,581,256	2,819,153	2,557,591	649,549	3,779,146	(4,146,892)	(913,171)

Class B:
Sold	4,052,192	6,076,772	243,801	246,088	155,328	302,164	348,573	491,818
Issued for dividends reinvested	6,062	52,562	18,954	36,992	45,094	88,380	219,268	386,088
Redeemed.	(2,630,609)	(4,896,034)	(186,154)	(298,716)	(430,019)	(595,157)	(1,221,074)	(2,979,556)

Net increase (decrease) in Class B shares outstanding	1,427,645	1,233,300	76,601	(15,636)	(229,597)	(204,613)	(653,233)	(2,101,650)

92	See notes to financial statements	93

Statements of Changes in Net Assets
FIRST INVESTORS EQUITY FUNDS

	TOTAL RETURN		VALUE		BLUE CHIP		GROWTH & INCOME
	10/1/08 to	10/1/07 to	10/1/08 to	10/1/07 to	10/1/08 to	10/1/07 to	10/1/08 to	10/1/07 to
	3/31/09	9/30/08	3/31/09	9/30/08	3/31/09	9/30/08	3/31/09	9/30/08
Increase (Decrease) in Net Assets From Operations
Net investment income	$3,642,084	$8,357,946	$3,411,648	$6,282,240	$2,467,271	$4,058,380	$2,860,111	$6,911,851
Net realized gain (loss) on investments	(8,451,460)	(1,608,059)	(10,835,677)	(4,080,397)	(6,808,574)	(6,119,538)	(19,332,013)	1,823,903
Net unrealized depreciation of investments	(47,987,436)	(55,680,582)	(91,872,733)	(75,530,195)	(115,721,855)	(104,718,281)	(184,685,623)	(192,026,266)

Net decrease in net assets resulting from operations	(52,796,812)	(48,930,695)	(99,296,762)	(73,328,352)	(120,063,158)	(106,779,439)	(201,157,525)	(183,290,512)

Distributions to Shareholders
Net investment income – Class A	(4,474,637)	(8,482,572)	(2,900,815)	(6,075,415)	(2,167,047)	(3,843,653)	(5,492,497)	(5,193,481)
Net investment income – Class B	(287,616)	(544,177)	(98,427)	(206,356)	(77,746)	(67,462)	(312,818)	(90,794)
Net realized gains – Class A	—	(6,767,191)	—	—	—	—	(1,098,693)	(10,953,020)
Net realized gains – Class B	—	(625,604)	—	—	—	—	(73,074)	(913,158)

Total distributions.	(4,762,253)	(16,419,544)	(2,999,242)	(6,281,771)	(2,244,793)	(3,911,115)	(6,977,082)	(17,150,453)

Share Transactions *
Class A:
Proceeds from shares sold	22,665,195	54,926,724	22,913,233	61,763,002	21,163,119	50,687,564	38,748,428	109,163,017
Reinvestment of distributions.	4,404,598	15,063,988	2,858,858	5,987,167	2,148,611	3,808,942	6,533,076	16,025,049
Cost of shares redeemed	(28,075,660)	(60,728,853)	(27,205,227)	(73,184,887)	(27,142,625)	(82,062,296)	(48,304,612)	(123,461,494)

	(1,005,867)	9,261,859	(1,433,136)	(5,434,718)	(3,830,895)	(27,565,790)	(3,023,108)	1,726,572
Class B:
Proceeds from shares sold	1,043,892	2,333,837	805,991	2,259,660	1,000,219	2,402,580	1,687,232	4,516,660
Reinvestment of distributions.	283,985	1,161,520	97,711	204,520	77,502	67,354	384,206	1,001,473
Cost of shares redeemed	(3,248,765)	(7,419,892)	(2,384,099)	(7,612,489)	(3,628,888)	(13,705,467)	(5,084,490)	(17,146,873)

	(1,920,888)	(3,924,535)	(1,480,397)	(5,148,309)	(2,551,167)	(11,235,533)	(3,013,052)	(11,628,740)

Net increase (decrease) from share transactions	(2,926,755)	5,337,324	(2,913,533)	(10,583,027)	(6,382,062)	(38,801,323)	(6,036,160)	(9,902,168)

Net decrease in net assets.	(60,485,820)	(60,012,915)	(105,209,537)	(90,193,150)	(128,690,013)	(149,491,877)	(214,170,767)	(210,343,133)

Net Assets
Beginning of period	329,456,432	389,469,347	351,020,674	441,213,824	422,272,662	571,764,539	664,521,997	874,865,130

End of period†.	$268,970,612	$329,456,432	$245,811,137	$351,020,674	$293,582,649	$422,272,662	$450,351,230	$664,521,997

†Includes undistributed net investment income (deficit) of	$(725,056)	$978,375	$1,329,908	$917,502	$1,485,891	$1,263,414	$(431,008)	$2,514,196

*Shares Issued and Redeemed
Class A:
Sold	2,021,600	3,736,223	4,524,314	8,384,742	1,358,928	2,197,104	4,081,914	7,284,893
Issued for distributions reinvested	384,106	1,020,067	568,179	840,055	138,455	169,700	657,251	1,021,080
Redeemed.	(2,501,469)	(4,155,693)	(5,407,351)	(9,967,213)	(1,749,766)	(3,565,342)	(5,104,064)	(8,286,295)

Net increase (decrease) in Class A shares outstanding	(95,763)	600,597	(314,858)	(742,416)	(252,383)	(1,198,538)	(364,899)	19,678

Class B:
Sold	94,785	162,847	163,057	311,458	68,668	111,952	187,266	318,321
Issued for distributions reinvested	25,024	79,189	19,695	28,911	5,337	3,069	40,829	65,169
Redeemed.	(295,602)	(509,436)	(476,367)	(1,051,771)	(245,197)	(633,838)	(555,098)	(1,209,209)

Net decrease in Class B shares outstanding	(175,793)	(267,400)	(293,615)	(711,402)	(171,192)	(518,817)	(327,003)	(825,719)

94	See notes to financial statements	95

Statements of Changes in Net Assets
FIRST INVESTORS EQUITY FUNDS

	GLOBAL		SELECT GROWTH		OPPORTUNITY		SPECIAL SITUATIONS
	10/1/08 to	10/1/07 to	10/1/08 to	10/1/07 to	10/1/08 to	10/1/07 to	10/1/08 to	10/1/07 to
	3/31/09	9/30/08	3/31/09	9/30/08	3/31/09	9/30/08	3/31/09	9/30/08
Increase (Decrease) in Net Assets From Operations
Net investment income (loss)	$199,337	$1,143,022	$(478,171)	$(1,423,106)	$376,987	$(335,753)	$382,709	$317,458
Net realized gain (loss) on investments
and foreign currency transactions	(66,271,530)	(2,586,400)	(65,520,464)	(33,331,034)	(14,285,900)	11,704,587	(41,903,457)	7,202,882
Net unrealized depreciation of investments
and foreign currency transactions	(8,142,800)	(85,621,345)	(5,436,487)	(33,242,861)	(120,033,800)	(111,901,468)	(37,616,469)	(46,989,996)
Net decrease in net assets resulting from operations	(74,214,993)	(87,064,723)	(71,435,122)	(67,997,001)	(133,942,713)	(100,532,634)	(79,137,217)	(39,469,656)

Distributions to Shareholders
Net investment income – Class A	(1,700,458)	(1,935,582)	—	—	—	(2,157,616)	(316,738)	—
Net investment income – Class B	(53,370)	(88,410)	—	—	—	(241,374)	(769)	—
Net realized gains – Class A	—	(39,760,740)	—	(34,525,068)	(10,298,044)	(40,556,491)	(6,706,340)	(14,772,999)
Net realized gains – Class B	—	(1,816,126)	—	(3,724,631)	(918,723)	(4,537,080)	(335,771)	(966,711)

Total distributions.	(1,753,828)	(43,600,858)	—	(38,249,699)	(11,216,767)	(47,492,561)	(7,359,618)	(15,739,710)

Share Transactions *
Class A:
Proceeds from shares sold	13,297,748	51,429,580	17,942,429	60,620,663	22,853,737	64,628,411	14,347,444	41,157,489
Reinvestment of distributions.	1,665,406	41,083,108	—	34,371,915	10,254,773	42,542,593	6,983,765	14,700,522
Cost of shares redeemed	(15,950,886)	(40,792,493)	(14,424,557)	(33,794,385)	(25,876,354)	(76,137,000)	(16,747,114)	(40,045,712)

	(987,732)	51,720,195	3,517,872	61,198,193	7,232,156	31,034,004	4,584,095	15,812,299
Class B:
Proceeds from shares sold	586,759	1,994,555	640,408	2,501,234	1,069,117	3,091,684	387,875	1,305,910
Reinvestment of distributions.	53,157	1,896,632	—	3,702,717	916,291	4,761,120	335,504	963,948
Cost of shares redeemed	(1,124,516)	(4,097,969)	(2,994,784)	(3,964,542)	(4,067,679)	(13,013,176)	(1,652,529)	(4,810,972)

	(484,600)	(206,782)	(2,354,376)	2,239,409	(2,082,271)	(5,160,372)	(929,150)	(2,541,114)

Net increase (decrease) from share transactions	(1,472,332)	51,513,413	1,163,496	63,437,602	5,149,885	25,873,632	3,654,945	13,271,185

Net decrease in net assets.	(77,441,153)	(79,152,168)	(70,271,626)	(42,809,098)	(140,009,595)	(122,151,563)	(82,841,890)	(41,938,181)

Net Assets
Beginning of period	257,618,795	336,770,963	225,191,465	268,000,563	409,034,688	531,186,251	270,377,125	312,315,306

End of period†	$180,177,642	$257,618,795	$154,919,839	$225,191,465	$269,025,093	$409,034,688	$187,535,235	$270,377,125

†Includes undistributed net investment income (deficit) of	$(1,647,557)	$(93,065)	$(478,171)	$—	$376,987	$—	$382,661	$317,458

*Shares Issued and Redeemed
Class A:
Sold	3,091,115	7,067,592	3,599,195	7,496,389	1,427,292	2,401,751	988,039	1,867,242
Issued for distributions reinvested	370,090	5,206,984	—	3,919,261	620,749	1,490,630	471,557	625,820
Redeemed.	(3,736,328)	(5,614,081)	(2,946,349)	(4,199,720)	(1,624,296)	(2,831,995)	(1,155,044)	(1,820,109)

Net increase (decrease) in Class A shares outstanding	(275,123)	6,660,495	652,846	7,215,930	423,745	1,060,386	304,552	672,953

Class B:
Sold	160,481	306,217	140,586	323,798	76,212	127,952	30,592	65,821
Issued for distributions reinvested	13,356	270,176	—	449,359	62,889	186,857	25,749	46,166
Redeemed.	(297,932)	(619,922)	(618,695)	(526,068)	(282,488)	(538,141)	(126,676)	(245,486)

Net increase (decrease) in Class B shares outstanding	(124,095)	(43,529)	(478,109)	247,089	(143,387)	(223,332)	(70,335)	(133,499)

96	See notes to financial statements	97

Statements of Changes in Net Assets

FIRST INVESTORS EQUITY FUNDS

	INTERNATIONAL
	10/1/08 to	10/1/07 to
	3/31/09	9/30/08
Increase (Decrease) in Net Assets From Operations
Net investment income	$201,821	$213,540
Net realized loss on investments
and foreign currency transactions	(24,239,011)	(14,285,235)
Net unrealized depreciation of investments
and foreign currency transactions	(7,455,095)	(23,330,472)
Net decrease in net assets resulting from operations	(31,492,285)	(37,402,167)

Dividends to Shareholders
Net investment income – Class A	(1,461,636)	(2,659,071)
Net investment income – Class B	(46,959)	(111,221)

Total dividends	(1,508,595)	(2,770,292)
Share Transactions *
Class A:
Proceeds from shares sold	10,941,379	61,600,305
Reinvestment of dividends	1,452,292	2,652,722
Cost of shares redeemed	(8,910,307)	(17,297,672)

	3,483,364	46,955,355
Class B:
Proceeds from shares sold	279,662	1,980,202
Reinvestment of dividends	46,946	111,198
Cost of shares redeemed	(445,418)	(870,776)

	(118,810)	1,220,624

Net increase from share transactions	3,364,554	48,175,979

Net increase (decrease) in net assets	(29,636,326)	8,003,520

Net Assets
Beginning of period	108,575,756	100,572,236

End of period †	$78,939,430	$108,575,756

†Includes undistributed net investment deficit of	$(2,220,944)	$(914,170)

*Shares Issued and Redeemed
Class A:
Sold	1,507,562	5,014,211
Reinvestment of dividends	189,594	196,789
Redeemed.	(1,234,357)	(1,479,150)

Net increase in Class A shares outstanding	462,799	3,731,850

Class B:
Sold	39,205	161,304
Reinvestment of dividends	6,235	8,336
Redeemed.	(60,850)	(73,967)

Net increase (decrease) in Class B shares outstanding	(15,410)	95,673

98	See notes to financial statements

This page left intentionally blank.

99

Notes to Financial Statements
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS
March 31, 2009

1. Significant Accounting Policies—First Investors Income Funds (“Income Funds”) and First Investors Equity Funds (“Equity Funds”) each a Delaware statutory trust (each a “Trust”, collectively, “the Trusts”), are registered under the Investment Company Act of 1940 (“the 1940 Act”) as diversified, open-end management investment companies and operate as series funds. The Income Funds issue shares of beneficial interest in the Cash Management Fund, Government Fund, Investment Grade Fund and Fund For Income. The Equity Funds issue shares of beneficial interest in the Total Return Fund, Value Fund, Blue Chip Fund, Growth & Income Fund, Global Fund, Select Growth Fund, Opportunity Fund (formerly Mid-Cap Opportunity Fund), Special Situations Fund, and International Fund (each a “Fund”, collectively, “the Funds”). The Trusts account separately for the assets, liabilities and operations of each Fund. The objective of each Fund as of March 31, 2009 is as follows:

Cash Management Fund seeks to earn a high rate of current income consistent with the preservation of capital and maintenance of liquidity.

Government Fund seeks to achieve a significant level of current income which is consistent with security and liquidity of principal.

Investment Grade Fund seeks to generate a maximum level of income consistent with investment in investment grade debt securities.

Fund For Income seeks high current income.

Total Return Fund seeks high, long-term total investment return consistent with moderate investment risk.

Value Fund seeks total return.

Blue Chip Fund seeks high total investment return.

Growth & Income Fund seeks long-term growth of capital and current income.

Global Fund seeks long-term capital growth.

Select Growth Fund seeks long-term growth of capital.

Opportunity Fund seeks long-term capital growth.

Special Situations Fund seeks long-term growth of capital.

International Fund primarily seeks long-term capital growth.

A. Security Valuation—Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security

100

is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter (“OTC”) market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based on quotes furnished by a market maker for such securities. Securities may also be priced by a pricing service approved by the Trusts’ Board of Trustees (the “Board”). The pricing service considers security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost.

The Funds monitor for significant events occurring after the close of foreign markets but prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, natural disasters, political events and issuer-specific developments. If the Valuation Committee decides that such events warrant using fair value estimates, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. The Funds also use a pricing service to fair value foreign securities in the event that fluctuation in U.S. securities markets exceed a predetermined level or if a foreign market is closed. For valuation purposes, where applicable, quotations of foreign securities in foreign currency are translated to U.S. dollar equivalents using the foreign exchange quotation in effect. At March 31, 2009, Fund For Income held nine securities that were fair valued by its Valuation Committee with an aggregate value of $4,223,172, representing 1.2% of the Fund’s net assets. At March 31, 2009, fair value pricing was used for certain foreign securities in the Global Fund and International Fund portfolios.

The Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 of the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and market value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”) — In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007.

101

Notes to Financial Statements (continued)
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS
March 31, 2009

This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of October 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value each Fund’s net assets as of March 31, 2009 is as follows:

			Level 2
			Other	Level 3
		Level 1	Significant	Significant
		Quoted	Observable	Unobservable
Fund	Total	Prices	Inputs	Inputs
Cash Management	$219,114,851	$—	$219,114,851	$—
Government	289,559,579	7,028,000	282,531,579	—
Investment Grade	270,615,941	2,115,000	268,500,941	—
Fund For Income	355,289,495	32,273,440	318,792,883	4,223,172
Total Return	267,504,017	157,889,867	109,614,150	—
Value	245,074,446	245,074,446	—	—
Blue Chip	293,119,014	293,119,014	—	—
Growth & Income	450,021,138	450,021,138	—	—
Global	179,386,110	107,117,505	72,268,605	—
Select Growth	154,817,502	154,817,502	—	—
Opportunity	270,203,795	270,203,795	—	—
Special Situations	187,985,749	187,985,749	—	—
International	75,674,507	16,607,169	59,067,338	—

102

The following is a reconciliation of Fund investments valued using Level 3 inputs for the period:

Balance, September 30, 2008	$3,361,199
Net purchases (sales)	—
Change in unrealized appreciation (depreciation)	(2,695,115)
Realized gain (loss)	—
Transfer in and/or out of Level 3	3,557,088
Balance, March 31, 2009	$4,223,172

B. Federal Income Taxes—No provision has been made for federal income taxes on net income or capital gains since it is the policy of each Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies, and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers) to relieve it from all, or substantially all, such taxes. At September 30, 2008, capital loss carryovers were as follows:

				Year Capital Loss Carryovers Expire
Fund	Total	2009	2010	2011	2012	2013	2014	2015	2016
Government	$9,634,584	$2,144,197	$—	$54,921	$2,120,906	$1,600,894	$740,643	$1,909,473	$1,063,550
Investment Grade…	8,943,990	1,715,940	27,419	407,283	1,356,376	14	741,116	4,294,433	401,409
Fund For Income…	157,563,760	13,810,649	18,563,112	52,099,335	25,740,298	10,200,012	7,456,986	24,660,250	5,033,118
Value	21,180,006	—	—	21,180,006	—	—	—	—	—
Blue Chip*	85,248,208	—	14,615,567	70,632,641	—	—	—	—	—
International	1,635,239	—	—	—	—	—	—	82,339	1,552,900
Select Growth	2,098,139	—	—	—	—	—	—	—	2,098,139

*For Blue Chip Fund, $3,583,654 of the $85,248,208 capital loss carryover was acquired in the reorganization with the Focused Equity Fund. Due to the reorganization, the Fund will have available for utilization $2,138,552 for the taxable year 2010 and $1,445,102 for the taxable year 2011. These capital loss carryovers will expire as follows: $2,832,002 in 2010 and $751,652 in 2011.

Effective June 29, 2007, the Funds adopted the Financial Accounting Standards Board (“FASB”) Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has reviewed the tax positions for each of the open tax years 2005 to 2008 and has determined the adoption of FIN 48 had no impact on the financial statements of the Funds.

103

Notes to Financial Statements (continued)
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS
March 31, 2009

C. Distributions to Shareholders—Dividends from net investment income of the Government Fund, Investment Grade Fund and Fund For Income are generally declared daily and paid monthly. The Cash Management Fund declares distributions daily and pays distributions monthly. Distributions are declared from the total of net investment income plus or minus all realized short-term gains and losses on investments. Dividends from net investment income, if any, of Total Return Fund, Value Fund, Blue Chip Fund and Growth & Income Fund are declared and paid quarterly. Dividends from net investment income, if any, of Global Fund, Select Growth Fund, Opportunity Fund, Special Situations Fund, and International Fund are declared and paid annually. Distributions from net realized capital gains of each of the other Funds, if any, are normally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for capital loss carryforwards, deferral of wash sales losses, post-October capital losses, net operating losses and foreign currency transactions.

D. Expense Allocation—Expenses directly charged or attributable to a Fund are paid from the assets of that Fund. General expenses of the Trusts are allocated among and charged to the assets of each Fund on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

E. Use of Estimates—The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

F. Foreign Currency Translations—The accounting records of Global Fund and International Fund are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated to U.S. dollars at the date of valuation. Purchases and sales of investment securities, dividend income and certain expenses are translated to U.S. dollars at the rates of exchange prevailing on the respective dates of such transactions.

Global Fund and International Fund do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. These changes are included with the net realized and unrealized gains and losses from investments.

104

Net realized and unrealized gains and losses on foreign currency transactions include gains and losses from the sales of foreign currency and gains and losses on accrued foreign dividends and related withholding taxes.

G. Security Lending—Fund For Income may loan securities to other investors through the Securities Lending Management Agreement (“the Agreement”) with Credit Suisse. Under the terms of the Agreement, the Fund is required to maintain collateral with a market value not less than 101% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in market value of securities on loan. Collateral may consist of cash or securities issued or guaranteed by the U.S. government or its agencies. Cash collateral may be invested in permissible instruments authorized by the Agreement. Interest earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged by Credit Suisse for its services in connection with this securities lending program. The Fund is subject to all of the investment risks associated with the securities that are being loaned and the investments made with the cash collateral. The Fund is also subject to the risks associated with a delay in recovering the loaned securities or an inability to recover the loaned securities in the event the collateral is not sufficient. The market value of securities on loan at March 31, 2009, was $2,639,749 (including $256,994 of accrued interest), for which the Fund received cash collateral of $3,828,000.

 H. Other—Security transactions are generally accounted for on the date the securities are purchased or sold. Cost is determined, and gains and losses are based, on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income and estimated expenses are accrued daily. Bond discounts and premiums are accreted or amortized using the interest method. For the six months ended March 31, 2009, the Bank of New York Mellon, custodian of each Fund (other than Global Fund and International Fund), has provided credits in the amount of $658 for the Income Funds and $358 for the Equity Funds against custodian charges based on the uninvested cash balances of these Funds. The Funds also reduced expenses through brokerage service arrangements. For the six months ended March 31, 2009, expenses were reduced by $3,696 for the Income Funds and by $9,180 for the Equity Funds under these arrangements.

2. Security Transactions—For the six months ended March 31, 2009, purchases and sales of securities and long-term U.S. Government obligations (excluding U.S. Treasury bills, repurchase agreements, short-term securities and foreign currencies) were as follows:

105

Notes to Financial Statements (continued)
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS
March 31, 2009

			Long-Term U.S.
	Securities		Government Obligations
	Cost of	Proceeds	Cost of	Proceeds
Fund	Purchases	of Sales	Purchases	of Sales
Government	$—	$—	$90,606,144	$52,731,399
Investment Grade	88,460,556	64,451,673	14,470,908	36,297,133
Fund For Income	21,797,480	36,465,829	—	—
Total Return	68,852,108	49,610,280	11,334,431	30,072,357
Value	24,789,143	25,236,785	—	—
Blue Chip	14,845,800	28,276,387	—	—
Growth & Income	71,439,101	86,190,312	—	—
Global	143,677,324	140,851,502	—	—
Select Growth	117,584,737	115,882,357	—	—
Opportunity	59,299,433	49,294,165	—	—
Special Situations	66,022,990	47,926,065	—	—
International	39,362,079	35,981,247	—	—

At March 31, 2009, aggregate cost and net unrealized appreciation (depreciation) of securities for federal income tax purposes were as follows:

				Net
		Gross	Gross	Unrealized
	Aggregate	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation )
Government	$281,277,504	$8,304,596	$22,521	$8,282,075
Investment Grade	288,007,223	2,423,753	19,815,035	(17,391,282)
Fund For Income	542,289,643	1,635,648	192,463,796	(190,828,148)
Total Return	308,920,988	16,340,196	57,757,167	(41,416,971)
Value	308,020,690	18,963,997	81,910,241	(62,946,244)
Blue Chip	328,190,897	41,515,643	76,587,527	(35,071,884)
Growth & Income	586,782,873	52,322,207	189,083,942	(136,761,735)
Global	209,413,154	6,442,615	36,469,659	(30,027,044)
Select Growth	168,120,363	5,580,597	18,883,458	(13,302,861)
Opportunity	367,410,457	20,603,821	117,810,483	(97,206,662)
Special Situations	223,082,219	8,749,236	43,845,706	(35,096,470)
International*	95,226,402	—	19,551,894	(19,551,894)

*Aggregate cost includes PFIC income of $586,401 for International Fund.

106

Certain of the Funds may invest in First Investors Cash Reserve Fund, LLC (“Cash Reserve Fund”), an affiliated unregistered money market fund managed by First Investors Management Company, Inc. During the six months ended March 31, 2009, purchases, sales and dividend income earned by the Funds that invested in the Cash Reserve Fund were as follows:

	Value at	Purchase	Sales	Value at	Dividend
Fund	9/30/08	Shares/Cost	Shares/Costs	3/31/09	Income
Government	$6,785,000	$68,203,000	$67,960,000	$7,028,000	$63,492
Investment Grade	5,750,000	67,650,000	71,285,000	2,115,000	44,355
Fund For Income	16,005,000	49,705,000	40,350,000	25,360,000	134,021
Total Return	3,400,000	69,165,000	56,725,000	15,840,000	129,104
Value	18,480,000	17,280,000	19,560,000	16,200,000	117,494
Blue Chip	1,225,000	21,942,000	14,965,000	8,202,000	49,232
Growth & Income	5,890,000	63,095,000	52,975,000	16,010,000	113,844
Global	13,310,000	36,455,000	41,160,000	8,605,000	88,232
Select Growth	5,150,000	51,000,000	53,405,000	2,745,000	26,260
Opportunity	12,900,000	39,410,000	50,890,000	1,420,000	87,221
Special Situations	34,010,000	25,374,000	48,148,000	11,236,000	149,491
International	2,450,000	22,030,000	22,290,000	2,190,000	21,215

3. Advisory Fee and Other Transactions With Affiliates—Certain officers and trustees of the Trusts are officers and directors of the Trusts’ investment adviser, First Investors Management Company, Inc. (“FIMCO”), their underwriter, First Investors Corporation (“FIC”), their transfer agent, Administrative Data Management Corp. (“ADM”) and/or First Investors Federal Savings Bank, (“FIFSB”), custodian of the Funds’ retirement accounts. Trustees of the Trusts who are not “interested persons” of the Funds as defined in the 1940 Act are remunerated by the Funds. For the six months ended March 31, 2009, total trustees fees accrued by the Income Funds and Equity Funds amounted to $38,755 and $82,470, respectively.

The Investment Advisory Agreements provide as compensation to FIMCO, an annual fee, payable monthly, at the following rates:

Cash Management Fund—.50% of the Fund’s average daily net assets. During the period October 1, 2008 to January 31, 2009, FIMCO has voluntarily waived $105,040 in advisory fees to limit the Fund’s overall expense ratio to .80% on Class A shares and 1.55% on Class B shares. During the period February 1, 2009 to March 31, 2009, FIMCO has voluntarily waived $161,754 in advisory fees to limit the Fund’s overall expense ratio to .60% on Class A shares and 1.35% on Class B shares.

107

Notes to Financial Statements (continued)
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS
March 31, 2009

Government Fund—.66% on the first $500 million of the Fund’s average daily net assets, declining by .02% on each $500 million thereafter, down to .60% on average daily net assets over $1.5 billion. For the six months ended March 31, 2009, FIMCO has voluntarily waived $248,912 in advisory fees to limit the Fund’s overall expense ratio to 1.10% on Class A shares and 1.80% on Class B shares.

Investment Grade Fund—.66% on the first $500 million of the Fund’s average daily net assets, declining by .02% on each $500 million thereafter, down to .60% on average daily net assets over $1.5 billion. For the six months ended March 31, 2009, FIMCO has voluntarily waived $268,499 in advisory fees to limit the Fund’s overall expense ratio to 1.10% on Class A shares and 1.80% on Class B shares.

Fund For Income—.75% on the first $250 million of the Fund’s average daily net assets, .72% on the next $250 million, .69% on the next $250 million, .66% on the next $500 million, declining by .02% on each $500 million thereafter, down to .60% on average daily net assets over $2.25 billion. FIMCO has voluntarily waived 6.7% of the .75% annual fee to limit the advisory fee to .70% of the Fund’s average daily net assets.

Total Return, Value, Blue Chip, Growth & Income, Select Growth, and Opportunity Funds—.75% on the first $300 million of each Fund’s average daily net assets, .72% on the next $200 million, .69% on the next $250 million, .66% on the next $500 million, declining by .02% on each $500 million thereafter, down to .60% on average daily net assets over $2.25 billion.

Special Situations Fund—1% on the first $200 million of the Fund’s average daily net assets, .75% on the next $300 million, .72% on the next $250 million, .69% on the next $250 million, .66% on the next $500 million, and .64% on average daily net assets over $1.5 billion. For the six months ended March 31, 2009, FIMCO has voluntarily waived 20% of the 1% annual fee to limit the advisory fee to .80% of the Fund’s average daily net assets.

Global and International Funds—.98% on the first $300 million of the Fund’s average daily net assets, .95% on the next $300 million, .92% on the next $400 million, .90% on the next $500 million and .88% on average daily net assets over $1.5 billion. For the six months ended March 31, 2009, FIMCO has voluntarily waived 3.1% of the .98% annual fee on Global Fund to limit the advisory fee to .95% of the Fund’s average daily net assets.

For the six months ended March 31, 2009, total advisory fees accrued to FIMCO by the Income Funds and Equity Funds were $3,698,087 and $9,037,162, respectively, of which $856,413 and $218,657, respectively, was voluntarily waived by FIMCO as noted above.

108

For the six months ended March 31, 2009, FIC, as underwriter, received from the Income Funds and Equity Funds $2,472,184 and $10,086,692, respectively, in commissions in connection with the sale of shares of the Funds, after allowing $36,970 and $7,089, respectively, to other dealers. For the six months ended March 31, 2009, shareholder servicing costs for the Income Funds and Equity Funds included $1,285,853 and $3,678,337, respectively, in transfer agent fees accrued to ADM and $194,170 and $973,204, respectively, in retirement accounts custodian fees accrued to FIFSB.

Pursuant to Distribution Plans adopted under Rule 12b-1 of the 1940 Act, each Fund, other than the Cash Management Fund, is authorized to pay FIC a fee up to .30% of the average daily net assets of the Class A shares and 1% of the average daily net assets of the Class B shares on an annualized basis each fiscal year, payable monthly. The Cash Management Fund is authorized to pay FIC a fee of 1% of the average daily net assets of the Class B shares. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of that Fund. For the six months ended March 31, 2009, total distribution plan fees accrued to FIC by the Income Funds and Equity Funds amounted to $1,506,180 and $3,861,876, respectively.

Wellington Management Company, LLP (“Wellington”) serves as investment sub-adviser to Global Fund, Smith Asset Management Group, L.P. serves as investment subadviser to Select Growth Fund, Paradigm Capital Management, Inc. serves as investment subadviser to Special Situations Fund and Vontobel Asset Management, Inc. serves as investment subadviser to International Fund. Effective April 24, 2009, Muzinich & Co., Inc., serves as investment subadviser to Fund For Income. The subadvisers are paid by FIMCO and not by the Funds.

4. Restricted Securities—Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. Unless otherwise noted, these 144A securities are deemed to be liquid. At March 31, 2009, Cash Management Fund held one 144A security with a value of $3,501,205 representing 1.6% of the Fund’s net assets, Investment Grade Fund held 12 144A securities with an aggregate value of $37,731,714 representing 13.6% of the Fund’s net assets, Fund For Income held 22 144A securities with an aggregate value of $35,965,648 representing 9.9% of the Fund’s net assets, Total Return Fund held nine 144A securities with an aggregate value of $6,909,406 representing 2.6% of the Fund’s net assets. Certain restricted securities are exempt from the registration requirements under Section 4(2) of the Securities Act of 1933 and may only be sold to qualified investors. Unless otherwise noted, these section 4(2) securities are deemed to be liquid. At March 31, 2009, Cash Management Fund held ten Section 4(2) securities with an aggregate value of

109

Notes to Financial Statements (continued)
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS
March 31, 2009

$58,080,447 representing 26.3% of the Fund’s net assets. These securities are valued as set forth in Note 1A.

5. High Yield Credit Risk—The investments of Fund For Income in high yield securities whether rated or unrated may be considered speculative and subject to greater market fluctuations and risks of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for holders of high-yielding securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

6. Forward Currency Contracts and Foreign Exchange Contracts—Forward currency contracts and foreign exchange contracts are obligations to purchase or sell a specific currency for an agreed-upon price at a future date. When a Fund purchases or sells foreign securities it customarily enters into a forward currency contract to minimize foreign exchange risk between the trade date and the settlement date of such transactions. The Fund could be exposed to risk if counter parties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. Forward currency contracts and foreign exchange contracts are “marked-to-market” daily at the applicable translation rate and the resulting unrealized gains or losses are reflected in the Fund’s assets.

The Global Fund has the following forward currency contracts outstanding at March 31, 2009:

Contracts to Buy					Unrealized
Foreign Currency		In Exchange for		Settlement Date		Loss
41,579,718	Japanese Yen	US	$ 426,424	4/1/09	US	$ (5,448)
16,463,024	Japanese Yen		169,757	4/2/09		(3,076)
			$ 596,181			$ (8,524)

Contracts to Sell					Unrealized
Foreign Currency		In Exchange for		Settlement Date		Loss
660,766	British Pound	US	$ 938,546	4/2/09	US	$ (8,559)

Net Unrealized Loss on Forward Currency Contracts						$ (17,083)

110

The International Fund has the following forward currency contracts outstanding at March 31, 2009:

Contracts to Buy					Unrealized
Foreign Currency		In Exchange for		Settlement Date	Gain
58,527	Euro	US	$ 79,360	3/31/09	US	$ 290
293,809	Brazilian Real	131,300		3/31/09	1,439
104,774	Brazilian Real	45,501		4/2/09	118
2,805,600	Japanese Yen		28,949	4/3/09		544
			$ 285,110			$ 2,391

Contracts to Sell					Unrealized
Foreign Currency		In Exchange for		Settlement Date		(Loss)
36,278	Hong Kong Dollar	US $ 4,681		3/30/09	US	$ —
35,963	Hong Kong Dollar	4,640		3/31/09	—
462,448	Canadian Dollar	373,192		4/1/09	(5,606)
7,184,513	Japanese Yen	73,293		4/1/09	(553)
151,290	Hong Kong Dollar		19,521	4/1/09		—
			$ 475,327			$ (6,159)

Net Unrealized Loss on Forward Currency Contracts						$ (3,768)

The Global Fund had no foreign exchange contracts open at March 31, 2009.

The International Fund had the following foreign exchange contracts open at March 31, 2009:

Contracts to Buy				Unrealized
Foreign Currency		In Exchange for	Settlement Date	Gain (Loss)
7,921,000	British Pound	US $ 11,734,985	4/17/09	US $ (381,479)
5,190,000	Euro	6,516,336	4/17/09	374,447
3,013,000	Australian Dollar	1,885,909	4/17/09	207,528
4,205,000	Swiss Franc	3,463,571	4/23/09	234,596
7,843,000	British Pound	11,895,438	5/29/09	(653,733)
7,564,000	Euro	9,803,776	5/29/09	238,976
5,847,000	Swiss Franc	4,923,002	5/29/09	219,252
3,562,000	Australian Dollar	2,335,425	5/29/09	139,458
8,095,000	Euro	10,902,459	6/17/09	(154,697)
5,245,000	Australian Dollar	3,500,290	6/17/09	143,943
3,061,000	British Pound	4,440,602	7/20/09	(53,141)
6,744,000	Swiss Franc	5,927,697	7/28/09	3,441

111

Notes to Financial Statements (continued)
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS
March 31, 2009

Contracts to Buy						Unrealized
Foreign Currency (continued)			In Exchange for	Settlement Date		Gain (Loss)
626,619,000	Korean Wan	US	$ 474,896	8/19/09	US	$ (21,891)
104,244,000	Indian Rupee		2,003,536	8/20/09		51,140
24,654,000	Indian Rupee		472,299	9/2/09		13,638
			$ 80,280,221			$ 361,478

Contracts to Sell						Unrealized
Foreign Currency			In Exchange for	Settlement Date		Gain (Loss)
7,921,000	British Pound	US	$ 13,710,126	4/17/09	US	$ 2,356,621
5,190,000	Euro		7,044,257	4/17/09		153,474
3,013,000	Australian Dollar		2,018,766	4/17/09		(74,671)
4,205,000	Swiss Franc		3,651,759	4/23/09		(46,408)
7,843,000	British Pound		11,986,290	5/29/09		744,586
7,564,000	Euro		9,767,925	5/29/09		(274,827)
5,847,000	Swiss Franc		4,955,308	5/29/09		(186,946)
3,562,000	Australian Dollar		2,277,578	5/29/09		(197,305)
8,095,000	Euro		10,437,603	6/17/09		(310,160)
5,245,000	Australian Dollar		3,384,438	6/17/09		(259,796)
10,032,000	British Pound		14,145,628	7/20/09		(233,663)
6,744,000	Swiss Franc		5,822,657	7/28/09		(108,481)
1,034,052,000	Korean Wan		719,240	8/19/09		(28,312)
221,517,000	Indian Rupee		4,350,397	8/20/09		(15,760)
48,109,000	Indian Rupee		921,434	9/2/09		(26,807)
			$ 95,193,406			$ 1,491,545
Net Unrealized Gain on Foreign Exchange Contracts						$ 1,853,023

7. Capital—The Trusts are authorized to issue an unlimited number of shares of beneficial interest without par value. The Trusts consist of the Funds listed on the cover page, each of which is a separate and distinct series of the Trusts. Each Fund has designated two classes of shares, Class A shares and Class B shares (each, a “Class”). Each share of each Class has an equal beneficial interest in the assets, has identical voting, dividend, liquidation and other rights and is subject to the same terms and conditions except that expenses allocated to a Class may be borne solely by that Class as determined by the Trustees and a Class may have exclusive voting rights with respect to matters affecting only that Class. Cash Management Fund’s Class A and Class B shares are sold without an initial sales charge; however, its Class B shares may only be acquired through an

112

exchange of Class B shares from another First Investors eligible Fund or through the reinvestment of dividends on Class B shares and are generally subject to a contingent deferred sales charge at the rate of 4% in the first year and declining to 0% over a six-year period, which is payable to FIC as underwriter of the Trusts. The Class A and Class B shares sold by the other Funds have a public offering price that reflects different sales charges and expense levels. Class A shares are sold with an initial sales charge of up to 5.75% of the amount invested and together with the Class B shares are subject to distribution plan fees as described in Note 3. Class B shares are sold without an initial sales charge, but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% over a six-year period. Class B shares automatically convert into Class A shares after eight years. Realized and unrealized gains or losses, investment income and expenses (other than distribution plan fees) are allocated daily to each class of shares based upon the relative proportion of net assets to each class.

8. New Accounting Pronouncements—In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operation and financial position. Management is currently evaluating the implications of SFAS 161. The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

9. U.S. Treasury’s Temporary Guarantee Program for Money Market Funds—The Board approved the Cash Management Fund’s participation in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”) through December 18, 2008, which has subsequently been extended twice through April 30, 2009 and September 18, 2009, respectively. The Program is designed to protect shareholders of the Cash Management Fund as of September 18, 2008, against the risk of loss in the event that the Cash Management Fund net asset value falls below $0.995. The fee paid to the U.S. Treasury to participate in the initial three-month stage of the Program, which expired on December 18, 2008, was 0.01% of the net asset value of the Cash Management Fund as of September 18, 2008. The fee paid to participate in each extension was 0.015% of the net assets value of the Cash Management Fund on September 18, 2008. The fees were borne by the Cash Management Fund without regard to any expenses limitation currently in effect for the Cash Management Fund. Additional information about the Program is available at www.ustreas.gov.

113

Financial Highlights
FIRST INVESTORS INCOME FUNDS

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each fiscal year ended
September 30, except as otherwise indicated.

			P E R S H A R E D A T A								R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions												Ratio to Average Net
		Investment Operations			from						Ratio to Average Net						Assets Before Expenses
	Net Asset		Net Realized					Net Asset			Assets**						Waived or Assumed
	Value,	Net	and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses		Net Expenses		Net				Net		Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Period	After Fee		Before Fee		Investment				Investment		Turnover
	of Period	Income	Investments	Operations	Income	Gain	Distributions	Period	Return *	(in millions)	Credits		Credits(a)		Income		Expenses		Income (Loss)		Rate

CASH MANAGEMENT FUND

Class A
2004	$1.00	$.005	—	$.005	$.005	—	$.005	$1.00	.50%	$171.70%			.70%		.50%		1.05%		.15%		—
2005	1.00	.019	—	.019	.019	—	.019	1.00	1.94	162.70			.71		1.90		1.04		1.56		—
2006	1.00	.038	—	.038	.038	—	.038	1.00	3.89	200.78			.79		3.85		1.01		3.62		—
2007	1.00	.045	—	.045	.045	—	.045	1.00	4.59	218.80			.81		4.51		.93		4.38		—
2008	1.00	.027	—	.027	.027	—	.027	1.00	2.69	234.80			.80		2.63		.92		2.51		—
2009(b)	1.00	.005	—	.005	.005	—	.005	1.00	.46	216.78		†	.78	†	.94	†	1.01	†	.71	†	—
Class B
2004	1.00	—	—	—	—	—	—	1.00	—	5	1.20		1.20		—		1.55		(.35)		—
2005	1.00	.012	—	.012	.012	—	.012	1.00	1.18	3	1.45		1.46		1.15		1.79		.81		—
2006	1.00	.031	—	.031	.031	—	.031	1.00	3.11	3	1.53		1.54		3.10		1.76		2.87		—
2007	1.00	.037	—	.037	.037	—	.037	1.00	3.81	2	1.55		1.56		3.76		1.68		3.63		—
2008	1.00	.019	—	.019	.019	—	.019	1.00	1.92	4	1.55		1.55		1.88		1.67		1.76		—
2009(b)	1.00	.001	—	.001	.001	—	.001	1.00	.14	5	1.42	†	1.42	†	.26	†	1.78	†	(.10	)†	—

GOVERNMENT FUND

Class A
2004	$11.31	$.51	$(.18)	$.33	$.51	—	$.51	$11.13	3.01%	$179	1.10%		1.10%		4.59%		1.56%		4.13%		60%
2005	11.13	.50	(.25)	.25	.50	—	.50	10.88	2.25	182	1.10		1.11		4.49		1.57		4.02		48
2006	10.88	.45	(.13)	.32	.49	—	.49	10.71	3.02	186	1.10		1.11		4.14		1.35		3.89		43
2007	10.71	.49	(.06)	.43	.50	—	.50	10.64	4.07	199	1.10		1.11		4.62		1.24		4.48		23
2008	10.64	.49	.11	.60	.48	—	.48	10.76	5.73	228	1.10		1.10		4.29		1.24		4.15		37
2009(b)	10.76	.23	.39	.62	.24	—	.24	11.14	5.84	268	1.10	†	1.10	†	4.17	†	1.29	†	3.98	†	21

Class B
2004	11.30	.43	(.18)	.25	.43	—	.43	11.12	2.25	17	1.85		1.85		3.84		2.31		3.38		60
2005	11.12	.41	(.25)	.16	.41	—	.41	10.87	1.48	15	1.85		1.86		3.74		2.32		3.27		48
2006	10.87	.36	(.12)	.24	.40	—	.40	10.71	2.32	13	1.85		1.86		3.39		2.10		3.14		43
2007	10.71	.41	(.06)	.35	.42	—	.42	10.64	3.33	12	1.82		1.83		3.90		1.96		3.76		23
2008	10.64	.41	.12	.53	.41	—	.41	10.76	4.99	12	1.80		1.80		3.59		1.94		3.45		37
2009(b)	10.76	.19	.39	.58	.20	—	.20	11.14	5.47	13	1.80	†	1.80	†	3.47	†	1.99	†	3.28	†	21

114	115

Financial Highlights (continued)
FIRST INVESTORS INCOME FUNDS

			P E R S H A R E D A T A								R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions												Ratio to Average Net
		Investment Operations			from						Ratio to Average Net						Assets Before Expenses
	Net Asset		Net Realized					Net Asset			Assets**						Waived or Assumed
	Value,	Net	and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses		Net Expenses		Net				Net		Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Period	After Fee		Before Fee		Investment				Investment		Turnover
	of Period	Income	Investments	Operations	Income	Gain	Distributions	Period	Return*	(in millions)	Credits		Credits(a)		Income		Expenses		Income		Rate

INVESTMENT GRADE FUND

Class A
2004	$10.28	$.47	$(.11)	$.36	$.53	—	$.53	$10.11	3.57%	$170	1.10%		1.10%		4.49%		1.32%		4.27%		9%
2005	10.11	.45	(.28)	.17	.52	—	.52	9.76	1.70	203	1.10		1.11		4.21		1.31		4.00		11
2006	9.76	.44	(.19)	.25	.49	—	.49	9.52	2.69	231	1.10		1.11		4.35		1.27		4.18		74
2007	9.52	.45	(.09)	.36	.46	—	.46	9.42	3.91	271	1.10		1.11		4.58		1.22		4.46		50
2008	9.42	.48	(1.20)	(.72)	.47	—	.47	8.23	(8.12)	268	1.10		1.10		4.80		1.23		4.67		127
2009(b)	8.23	.21	(.30)	(.09)	.24	—	.24	7.90	(1.07)	262	1.10	†	1.10	†	5.39	†	1.30	†	5.19	†	38

Class B
2004	10.28	.38	(.11)	.27	.45	—	.45	10.10	2.74	30	1.85		1.85		3.74		2.07		3.52		9
2005	10.10	.34	(.24)	.10	.45	—	.45	9.75	.97	28	1.85		1.86		3.46		2.06		3.25		11
2006	9.75	.30	(.12)	.18	.42	—	.42	9.51	1.92	24	1.85		1.86		3.60		2.02		3.43		74
2007	9.51	.35	(.05)	.30	.40	—	.40	9.41	3.17	22	1.82		1.83		3.86		1.94		3.74		50
2008	9.41	.42	(1.21)	(.79)	.40	—	.40	8.22	(8.78)	17	1.80		1.80		4.10		1.93		3.97		127
2009(b)	8.22	.19	(.31)	(.12)	.20	—	.20	7.90	(1.41)	15	1.80	†	1.80	†	4.71	†	2.00	†	4.51	†	38

INCOME FUND

Class A
2004	$3.05	$.23	$.13	$.36	$.23	—	$.23	$3.18	12.06%	$561	1.29%		1.29%		7.35%		N/A		N/A		37%
2005	3.18	.23	(.11)	.12	.23	—	.23	3.07	3.79	571	1.30		1.30		7.33		N/A		N/A		39
2006	3.07	.22	(.06)	.16	.22	—	.22	3.01	5.40	555	1.30		1.31		7.28		N/A		N/A		28
2007	3.01	.21	(.02)	.19	.21	—	.21	2.99	6.38	563	1.28		1.29		7.00		N/A		N/A		34
2008	2.99	.21	(.54)	(.33)	.21	—	.21	2.45	(11.58)	460	1.29		1.29		7.40		1.30		7.39		17
2009(b)	2.45	.10	(.52)	(.42)	.11	—	.11	1.92	(17.31)	352	1.42	†	1.42	†	10.53	†	1.46	†	10.49	†	6

Class B
2004	3.05	.21	.12	.33	.20	—	.20	3.18	11.22	40	1.99		1.99		6.65		N/A		N/A		37
2005	3.18	.21	(.13)	.08	.20	—	.20	3.06	2.68	37	2.00		2.00		6.63		N/A		N/A		39
2006	3.06	.20	(.06)	.14	.20	—	.20	3.00	4.64	31	2.00		2.01		6.58		N/A		N/A		28
2007	3.00	.19	(.01)	.18	.19	—	.19	2.99	5.99	25	1.98		1.99		6.30		N/A		N/A		34
2008	2.99	.19	(.54)	(.35)	.19	—	.19	2.45	(12.25)	15	1.99		1.99		6.70		2.00		6.69		17
2009(b)	2.45	.10	(.54)	(.44)	.09	—	.09	1.92	(17.77)	11	2.12	†	2.12	†	9.82	†	2.16	†	9.78	†	6

*	Calculated without sales charges.
**	Net of expenses waived or assumed by the investment adviser (Note 3).
†	Annualized.
(a)	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements (Note 1H).
(b)	For the period October 1, 2008 to March 31, 2009.

116	See notes to financial statements	117

Financial Highlights
FIRST INVESTORS EQUITY FUNDS

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each fiscal year ended
September 30, except as otherwise indicated.

				P E R S H A R E D A T A								R A T I O S / S U P P L E M E N T A L D A T A
						Less Distributions												Ratio to Average Net
			Investment Operations			from						Ratio to Average Net						Assets Before Expenses
		Net Asset		Net Realized					Net Asset			Assets**						Waived or Assumed
		Value,	Net	and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses		Net Expenses		Net			Net	Portfolio
		Beginning	Investment	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Period	After Fee		Before Fee		Investment			Investment	Turnover
		of Period	Income	Investments	Operations	Income	Gain	Distributions	Period	Return *	(in millions)	Credits		Credits(a)		Income		Expenses	Income	Rate

TOTAL RETURN FUND

Class A
2004		$12.02	$.20	$.96	$1.16	$.20	$—	$.20	$12.98	9.65%	$231	1.44%		1.44%		1.60%		1.65%	1.39%	41%
2005		12.98	.23	.97	1.20	.25	—	.25	13.93	9.25	281	1.39		1.40		1.69		1.57	1.52	52
2006		13.93	.23	.64	.87	.23	—	.23	14.57	6.24	312	1.37		1.38		1.63		1.44	1.57	57
2007		14.57	.29	1.40	1.69	.30	.10	.40	15.86	11.68	355	1.32		1.33		2.05		N/A	N/A	40
2008		15.86	.36	(2.31)	(1.95)	.37	.30	.67	13.24	(12.66)	304	1.34		1.34		2.32		N/A	N/A	59
2009	(b)	13.24	.13	(2.24)	(2.11)	.20	—	.20	10.93	(16.02)	250	1.46	†	1.46	†	2.69	†	N/A	N/A	30

Class B
2004		11.86	.12	.94	1.06	.12	—	.12	12.80	8.92	36	2.14		2.14		.90		2.35	.69	41
2005		12.80	.13	.95	1.08	.15	—	.15	13.73	8.49	38	2.09		2.10		.99		2.27	.82	52
2006		13.73	.13	.63	.76	.13	—	.13	14.36	5.53	36	2.07		2.08		.93		2.14	.87	57
2007		14.36	.14	1.42	1.56	.19	.10	.29	15.63	10.93	34	2.02		2.03		1.35		N/A	N/A	40
2008		15.63	.26	(2.29)	(2.03)	.27	.30	.57	13.03	(13.35)	25	2.04		2.04		1.62		N/A	N/A	59
2009	(b)	13.03	.09	(2.20)	(2.11)	.16	—	.16	10.76	(16.27)	19	2.16	†	2.16	†	1.99	†	N/A	N/A	30

VALUE FUND

Class A
2004		$4.99	$.07	$.96	$1.03	$.07	—	$.07	$5.95	20.57%	$185	1.48%		1.48%		1.21%		N/A	N/A	11%
2005		5.95	.08	.65	.73	.07	—	.07	6.61	12.31	267	1.42		1.43		1.31		N/A	N/A	17
2006		6.61	.09	.78	.87	.08	—	.08	7.40	13.22	337	1.39		1.40		1.29		N/A	N/A	15
2007		7.40	.10	.74	.84	.10	—	.10	8.14	11.36	414	1.32		1.33		1.34		N/A	N/A	8
2008		8.14	.12	(1.49)	(1.37)	.12	—	.12	6.65	(16.91)	334	1.35		1.35		1.62		N/A	N/A	17
2009	(b)	6.65	.07	(1.95)	(1.88)	.06	—	.06	4.71	(28.35)	235	1.51	†	1.51	†	2.60	†	N/A	N/A	10

Class B
2004		4.92	.03	.95	.98	.03	—	.03	5.87	19.91	23	2.18		2.18		.51		N/A	N/A	11
2005		5.87	.04	.63	.67	.03	—	.03	6.51	11.43	27	2.12		2.13		.61		N/A	N/A	17
2006		6.51	.04	.76	.80	.03	—	.03	7.28	12.34	28	2.09		2.10		.59		N/A	N/A	15
2007		7.28	.05	.72	.77	.04	—	.04	8.01	10.64	27	2.02		2.03		.64		N/A	N/A	8
2008		8.01	.07	(1.46)	(1.39)	.07	—	.07	6.55	(17.42)	17	2.05		2.05		.92		N/A	N/A	17
2009	(b)	6.55	.05	(1.92)	(1.87)	.04	—	.04	4.64	(28.58)	11	2.21	†	2.21	†	1.90	†	N/A	N/A	10

118	119

Financial Highlights (continued)
FIRST INVESTORS EQUITY FUNDS

				P E R S H A R E D A T A								R A T I O S / S U P P L E M E N T A L D A T A
						Less Distributions											Ratio to Average Net
			Investment Operations			from						Ratio to Average Net					Assets Before Expenses
												Assets**					Waived or Assumed
		Net Asset	Net	Net Realized					Net Asset
		Value,	Investment	and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses		Net Expenses		Net		Net	Portfolio
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Period	After Fee		Before Fee		Investment		Investment	Turnover
		of Period	(Loss)	Investments	Operations	Income	Gain	Distributions	Period	Return*	(in millions)	Credits		Credits(a)		Income (Loss)	Expenses	Income (Loss)	Rate

BLUE CHIP FUND

Class A
2004		$17.14	$.01	$1.54	$1.55	$—	—	$—	$18.69	9.04%	$414	1.47%		1.47%		.03%	1.58%	(.08)%	94%
2005		18.69	.10	1.91	2.01	.10	—	.10	20.60	10.76	421	1.45		1.45		.54	1.56	.43	55
2006		20.60	.10	1.82	1.92	.07	—	.07	22.45	9.31	438	1.46		1.46		.47	1.50	.43	6
2007		22.45	.15	3.17	3.32	.13	—	.13	25.64	14.81	526	1.39		1.39		.65	N/A	N/A	3
2008		25.64	.21	(5.18)	(4.97)	.19	—	.19	20.48	(19.43)	396	1.40		1.41		.86	N/A	N/A	8
2009	(b)	20.48	.13	(5.97)	(5.84)	.11	—	.11	14.53	(28.53)	277	1.60	†	1.60	†	1.59 †	N/A	N/A	5

Class B
2004		16.26	(.13)	1.48	1.35	—	—	—	17.61	8.30	61	2.17		2.17		(.67)	2.28	(.78)	94
2005		17.61	.09	1.67	1.76	.07	—	.07	19.30	9.98	52	2.15		2.15		(.16)	2.26	(.27)	55
2006		19.30	(.08)	1.72	1.64	—	—	—	20.94	8.50	44	2.16		2.16		(.23)	2.20	(.27)	6
2007		20.94	(.06)	3.00	2.94	—	—	—	23.88	14.04	46	2.09		2.09		(.05)	N/A	N/A	3
2008		23.88	.03	(4.80)	(4.77)	.04	—	.04	19.07	(20.00)	27	2.10		2.11		.16	N/A	N/A	8
2009	(b)	19.07	.06	(5.55)	(5.49)	.06	—	.06	13.52	(28.80)	17	2.30	†	2.30	†	.89 †	N/A	N/A	5

GROWTH & INCOME FUND

Class A
2004		$10.68	$.06	$1.43	$1.49	$.03	$—	$.03	$12.14	13.95%	$499	1.42%		1.42%		.53%	N/A	N/A	32%
2005		12.14	.09	1.54	1.63	.10	—	.10	13.67	13.43	597	1.38		1.38		.72	N/A	N/A	42
2006		13.67	.05	1.05	1.10	.05	—	.05	14.72	8.06	671	1.37		1.37		.35	N/A	N/A	34
2007		14.72	.08	2.37	2.45	.07	.24	.31	16.86	16.78	808	1.32		1.32		.54	N/A	N/A	23
2008		16.86	.14	(3.66)	(3.52)	.11	.23	.34	13.00	(21.23)	623	1.35		1.35		.94	N/A	N/A	24
2009	(b)	13.00	.06	(3.99)	(3.93)	.12	.02	.14	8.93	(30.35)	425	1.55	†	1.55	†	1.22 †	N/A	N/A	15

Class B
2004		10.26	(.03)	1.39	1.36	—	—	—	11.62	13.26	83	2.12		2.12		(.17)	N/A	N/A	32
2005		11.62	(.04)	1.51	1.47	.03	—	.03	13.06	12.65	82	2.08		2.08		.02	N/A	N/A	42
2006		13.06	(.12)	1.07	.95	—	—	—	14.01	7.28	72	2.07		2.07		(.35)	N/A	N/A	34
2007		14.01	(.13)	2.35	2.22	—	.24	.24	15.99	15.98	67	2.02		2.02		(.16)	N/A	N/A	23
2008		15.99	.03	(3.47)	(3.44)	.02	.23	.25	12.30	(21.82)	41	2.05		2.05		.24	N/A	N/A	24
2009	(b)	12.30	.02	(3.77)	(3.75)	.10	.02	.12	8.43	(30.57)	25	2.25	†	2.25	†	.52 †	N/A	N/A	15

120	121

Financial Highlights (continued)
FIRST INVESTORS EQUITY FUNDS

				P E R S H A R E D A T A								R A T I O S / S U P P L E M E N T A L D A T A
						Less Distributions											Ratio to Average Net
			Investment Operations			from						Ratio to Average Net					Assets Before Expenses
		Net Asset	Net	Net Realized					Net Asset			Assets**					Waived or Assumed
		Value,	Investment	and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses		Net Expenses		Net			Net	Portfolio
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Period	After Fee		Before Fee		Investment			Investment	Turnover
		of Period	(Loss)	Investments	Operations	Income	Gain	Distributions	Period	Return*	(in millions)	Credits		Credits(a)		Income (Loss)	Expenses		Income (Loss)	Rate

GLOBAL FUND

Class A
2004		$5.16	$(.01)	$.78	$.77	$—	$—	$—	$5.93	14.92%	$209	1.86%		1.86%		(.13)%	N/A		N/A	105%
2005		5.93	—	1.13	1.13	—	—	—	7.06	19.06	239	1.78		1.78		.05	N/A		N/A	104
2006		7.06	.01	.71	.72	.02	—	.02	7.76	10.15	260	1.77		1.77		.14	N/A		N/A	105
2007		7.76	—	1.87	1.87	.05	.76	.81	8.82	26.43	323	1.70		1.70		(.07)	1.70%		(.07)%	134
2008		8.82	.03	(1.97)	(1.94)	.01	1.12	1.13	5.75	(25.44)	249	1.70		1.70		.39	1.73		.36	133
2009	(b)	5.75	—	(1.65)	(1.65)	.04	—	.04	4.06	(28.77)	174	1.98	†	1.98	†	.22 †	2.01	†	.19 †	75

Class B
2004		4.84	(.05)	.73	.68	—	—	—	5.52	14.05	15	2.56		2.56		(.83)	N/A		N/A	105
2005		5.52	(.04)	1.04	1.00	—	—	—	6.52	18.12	14	2.48		2.48		(.65)	N/A		N/A	104
2006		6.52	(.05)	.67	.62	—	—	—	7.14	9.51	14	2.47		2.47		(.56)	N/A		N/A	105
2007		7.14	(.16)	1.81	1.65	.05	.76	.81	7.98	25.57	14	2.40		2.40		(.77)	2.40		(.77)	134
2008		7.98	(.02)	(1.75)	(1.77)	—	1.12	1.12	5.09	(25.91)	9	2.40		2.40		(.31)	2.43		(.34)	133
2009	(b)	5.09	(.02)	(1.46)	(1.48)	.03	—	.03	3.58	(29.09)	6	2.68	†	2.68	†	(.48 )†	2.71	†	(.51 )†	75

SELECT GROWTH FUND††

Class A
2004		$6.75	$(.07)	$1.12	$1.05	—	$—	$—	$7.80	15.56%	$130	1.68%		1.68%		(1.12)%	N/A		N/A	75%
2005		7.80	(.05)	1.07	1.02	—	—	—	8.82	13.08	169	1.58		1.58		(.66)	N/A		N/A	91
2006		8.82	(.06)	.50	.44	—	—	—	9.26	4.99	195	1.53		1.53		(.65)	N/A		N/A	107
2007		9.26	(.04)	1.75	1.71	—	.76	.76	10.21	19.81	243	1.47		1.47		(.46)	N/A		N/A	169
2008		10.21	(.04)	(2.06)	(2.10)	—	1.42	1.42	6.69	(23.84)	207	1.46		1.47		(.52)	N/A		N/A	99
2009	(b)	6.69	(.01)	(2.10)	(2.11)	—	—	—	4.58	(31.54)	145	1.69	†	1.69	†	(.53 )†	N/A		N/A	68

Class B
2004		6.61	(.12)	1.10	.98	—	—	—	7.59	14.83	20	2.38		2.38		(1.82)	N/A		N/A	75
2005		7.59	(.11)	1.04	.93	—	—	—	8.52	12.25	23	2.28		2.28		(1.36)	N/A		N/A	91
2006		8.52	(.12)	.49	.37	—	—	—	8.89	4.34	23	2.23		2.23		(1.35)	N/A		N/A	107
2007		8.89	(.11)	1.68	1.57	—	.76	.76	9.70	19.00	25	2.17		2.17		(1.16)	N/A		N/A	169
2008		9.70	(.09)	(1.94)	(2.03)	—	1.42	1.42	6.25	(24.43)	18	2.16		2.17		(1.22)	N/A		N/A	99
2009	(b)	6.25	(.09)	(1.90)	(1.99)	—	—	—	4.26	(31.84)	10	2.39	†	2.39	†	(1.23)†	N/A		N/A	68

122	123

Financial Highlights (continued)
FIRST INVESTORS EQUITY FUNDS

				P E R S H A R E D A T A								R A T I O S / S U P P L E M E N T A L D A T A
						Less Distributions											Ratio to Average Net
			Investment Operations			from						Ratio to Average Net					Assets Before Expenses
		Net Asset	Net	Net Realized					Net Asset			Assets**					Waived or Assumed
		Value,	Investment	and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses		Net Expenses		Net			Net	Portfolio
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Period	After Fee		Before Fee		Investment			Investment	Turnover
		of Period	(Loss)	Investments	Operations	Income	Gain	Distributions	Period	Return *	(in millions)	Credits		Credits(a)		Income (Loss)	Expenses		(Loss)	Rate

OPPORTUNITY FUND†††

Class A
2004		$19.18	$(.09)	$3.62	$3.53	$—	$—	$—	$22.71	18.41%	$277	1.56%		1.56%		(.46)%	1.73%		(.63)%	40%
2005		22.71	(.09)	5.62	5.53	—	—	—	28.24	24.35	410	1.48		1.48		(.39)	1.61		(.52)	43
2006		28.24	(.09)	.77	.68	—	.78	.78	28.14	2.58	435	1.44		1.44		(.33)	1.47		(.36)	55
2007		28.14	.16	4.35	4.51	—	1.33	1.33	31.32	16.57	481	1.38		1.38		.52	N/A		N/A	50
2008		31.32	—	(5.53)	(5.53)	.14	2.66	2.80	22.99	(19.40)	377	1.39		1.40		(.01)	N/A		N/A	40
2009	(b)	22.99	.06	(7.54)	(7.48)	—	.63	.63	14.88	(32.80)	251	1.64	†	1.65	†	.31 †	N/A		N/A	17

Class B
2004		17.95	(.23)	3.38	3.15	—	—	—	21.10	17.55	46	2.26		2.26		(1.16)	2.43		(1.33)	40
2005		21.10	(.26)	5.22	4.96	—	—	—	26.06	23.51	57	2.18		2.18		(1.09)	2.31		(1.22)	43
2006		26.06	(.29)	.73	.44	—	.78	.78	25.72	1.85	51	2.14		2.14		(1.03)	2.17		(1.06)	55
2007		25.72	(.05)	3.97	3.92	—	1.33	1.33	28.31	15.80	50	2.08		2.08		(.18)	N/A		N/A	50
2008		28.31	(.21)	(4.89)	(5.10)	.14	2.66	2.80	20.41	(19.99)	32	2.09		2.10		(.71)	N/A		N/A	40
2009	(b)	20.41	(.39)	(6.29)	(6.68)	—	.63	.63	13.10	(33.03)	19	2.34	†	2.35	†	(.39 )†	N/A		N/A	17

SPECIAL SITUATIONS FUND

Class A
2004		$15.63	$(.18)	$1.39	$1.21	$—	$—	$—	$16.84	7.74%	$190	1.63%		1.63%		(1.08)%	1.86%		(1.31)%	119%
2005		16.84	(.12)	3.72	3.60	—	—	—	20.44	21.38	224	1.59		1.60		(.64)	1.82		(.86)	112
2006		20.44	.11	2.07	2.18	—	—	—	22.62	10.67	249	1.53		1.53		(.49)	1.73		(.69)	48
2007		22.62	(.06)	3.59	3.53	—	1.88	1.88	24.27	16.30	295	1.46		1.46		(.27)	1.61		(.42)	64
2008		24.27	.03	(2.93)	(2.90)	—	1.22	1.22	20.15	(12.67)	258	1.49		1.50		.14	1.61		.02	52
2009	(b)	20.15	.03	(5.90)	(5.87)	.02	.53	.55	13.73	(29.32)	180	1.71	†	1.71	†	.42 †	1.91	†	.22 †	25

Class B
2004		14.52	(.30)	1.32	1.02	—	—	—	15.54	7.03	21	2.33		2.33		(1.78)	2.56		(2.01)	119
2005		15.54	(.26)	3.44	3.18	—	—	—	18.72	20.46	21	2.29		2.30		(1.34)	2.52		(1.56)	112
2006		18.72	(.26)	2.11	1.85	—	—	—	20.57	9.88	18	2.23		2.23		(1.19)	2.43		(1.39)	48
2007		20.57	(.22)	3.26	3.04	—	1.88	1.88	21.73	15.48	18	2.16		2.16		(.97)	2.31		(1.12)	64
2008		21.73	(.13)	(2.57)	(2.70)	—	1.22	1.22	17.81	(13.26)	12	2.19		2.20		(.56)	2.31		(.68)	52
2009	(b)	17.81	(.03)	(5.19)	(5.22)	—	.53	.53	12.06	(29.54)	7	2.41	†	2.41	†	(.28 )†	2.61	†	(.48 )†	25

124	125

Financial Highlights (continued)
FIRST INVESTORS EQUITY FUNDS

				P E R S H A R E D A T A								R A T I O S / S U P P L E M E N T A L D A T A
						Less Distributions												Ratio to Average Net
			Investment Operations			from						Ratio to Average Net						Assets Before Expenses
		Net Asset	Net	Net Realized					Net Asset			Assets**						Waived or Assumed
		Value,	Investment	and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses Net Expenses				Net				Net		Portfolio
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Period	After Fee		Before Fee		Investment				Investment		Turnover
		of Period	(Loss)	Investments	Operations	Income	Gain	Distributions	Period	Return *	(in millions)	Credits		Credits	(a)	Income (Loss)		Expenses		Income (Loss)		Rate

INTERNATIONAL FUND

Class A
2006	(c)	$10.00	$—	$.71	$.71	$—	$—	$—	$10.71	7.10%	$19	2.35	%†	2.35	%†	.15	%†	5.65	%†	(3.15	)%†	9%
2007		10.71	.08	2.46	2.54	—	.07	.07	13.18	23.84	96	2.50		2.50		(.05)		2.35		.10		67
2008		13.18	.07	(3.45)	(3.38)	—	.32	.32	9.48	(26.37)	105	1.95		1.95		.20		1.94		.20		122
2009	(b)	9.48	.02	(2.74)	(2.72)	.13	—	.13	6.63	(28.87)	76	2.22	†	2.22	†	.49	†	N/A		N/A		45

Class B
2006	(c)	10.00	(.01)	.71	.70	—	—	—	10.70	7.00	1	3.05	†	3.05	†	(.55	)†	6.35	†	(3.85	)†	9
2007		10.70	—	2.44	2.44	—	.07	.07	13.07	22.93	4	3.20		3.20		(.75)		3.05		(.60)		67
2008		13.07	(.02)	(3.40)	(3.42)	—	.32	.32	9.33	(26.91)	4	2.65		2.65		(.50)		2.64		(.50)		122
2009	(b)	9.33	(.02)	(2.67)	(2.69)	.12	—	.12	6.52	(29.03)	3	2.92	†	2.92	†	(.21	)†	N/A		N/A		45

*	Calculated without sales charges.
**	Net of expenses waived or assumed by the investment adviser (Note 3).
†	Annualized
††	Prior to May 7, 2007, known as All-Cap Growth Fund.
†††	Prior to January 31, 2008, known as Mid-Cap Opportunity Fund.
(a)	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements (Note 1H).
(b)	For the period October 1, 2008 to March 31, 2009.
(c)	For the period June 27, 2006 (commencement of operations) to September 30, 2006.

126	See notes to financial statements	127

Report of Independent Registered Public
Accounting Firm

To the Shareholders and Board of Trustees of
First Investors Income Funds and First Investors Equity Funds

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments of the Cash Management Fund, Government Fund, Investment Grade Fund and Fund For Income, (each a series of First Investors Income Funds), and the Total Return Fund, Value Fund, Blue Chip Fund, Growth & Income Fund, Global Fund, Select Growth Fund, Opportunity Fund, Special Situations Fund, and International Fund (each a series of First Investors Equity Funds), as of March 31, 2009, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2009, by correspondence with the custodian and brokers. Where brokers have not replied to our confirmation requests, we have carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

128

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Cash Management Fund, Government Fund, Investment Grade Fund, Fund For Income, Total Return Fund, Value Fund, Blue Chip Fund, Growth & Income Fund, Global Fund, Select Growth Fund, Opportunity Fund, Special Situations Fund and International Fund, as of March 31, 2009, and the results of their operations, changes in their net assets, and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Tait, Weller & Baker LLP

Philadelphia, Pennsylvania
May 28, 2009

129

FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS

Trustees
———————————————————
Charles R. Barton, III

Stefan L. Geiringer

Robert M. Grohol

Kathryn S. Head

Arthur M. Scutro, Jr.

James M. Srygley

Robert F. Wentworth

Officers
———————————————————
Kathryn S. Head
President

Larry R. Lavoie
Chief Compliance Officer

Joseph I. Benedek
Treasurer

Mark S. Spencer
Assistant Treasurer

Ruta M. Carroll
Secretary

Carol Lerner Brown
Assistant Secretary

130

Shareholder Information
———————————————————
Investment Adviser
First Investors Management	Underwriter
Company, Inc.	First Investors Corporation
110 Wall Street	110 Wall Street
New York, NY 10005	New York, NY 10005

Subadviser	Custodian
(Fund For Income)	The Bank of New York Mellon
Muzinich & Co., Inc.	One Wall Street
450 Park Avenue	New York, NY 10286
New York, NY 10022
Custodian
Subadviser	(Global and International Funds)
(Global Fund)	Brown Brothers Harriman & Co.
Wellington Management Company, LLP	40 Water Street
75 State Street	Boston, MA 02109
Boston, MA 02109
Transfer Agent
Subadviser	Administrative Data Management Corp.
(Select Growth Fund)	Raritan Plaza I – 8th Floor
Smith Asset Management Group, L.P.	Edison, NJ 08837-3620
100 Crescent Court, Suite 1150
Dallas, TX 75201	Independent Registered Public
Accounting Firm
Subadviser	Tait, Weller & Baker LLP
(Special Situations Fund)	1818 Market Street
Paradigm Capital Management, Inc.	Philadelphia, PA 19103
Nine Elk Street
Albany, NY 12207	Legal Counsel
K&L Gates LLP
Subadviser	1601 K Street, N.W.
(International Fund)	Washington, DC 20006
Vontobel Asset Management, Inc.
1540 Broadway, 38th Floor
New York, NY 10036

131

A description of the policies and procedures that the Funds use to vote proxies relating to a portfolio’s securities is available, without charge, upon request, by calling 1-800-423-4026, or can be viewed online or downloaded from the Edgar database on the Securities and Exchange Commission’s (SEC) website at http://www.sec.gov. In addition, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available, without charge, upon request in writing or by calling 1-800-423-4026 and on the SEC’s internet website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC on Form N-Q for the first and third quarters of each fiscal year. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov; and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The schedule of portfolio holdings is also available, without charge, upon request, by calling 1-800-423-4026.

132

NOTES

133

First Investors
110 Wall Street
New York, NY 10005

IESAR

Item 2.	Code of Ethics

Not applicable

Item 3.	Audit Committee Financial Expert

Not applicable

Item 4.	Principal Accountant Fees and Services

Not applicable

Item 5.	Audit Committee of Listed Registrants

Not applicable

Item 6.	Schedule of Investments

Schedule of investments is included as part of the report to stockholders filed under
Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies & Procedures for
Closed-End Management Investment Companies

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management
Investment Companies and Affiliated Purchasers

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders

There were no material changes to the procedure by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11. Controls and Procedures

(a)	The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the
Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Code of Ethics - Not applicable

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 - Filed herewith

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 - Filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Equity Funds
(Registrant)

By	/S/ KATHRYN S. HEAD
Kathryn S. Head
President and Principal Executive Officer

Date:	June 8, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the
Registrant and in the capacities and on the dates indicated.

First Investors Equity Funds
(Registrant)

By	/S/ JOSEPH I. BENEDEK
Joseph I. Benedek
Treasurer and Principal Financial Officer

Date:	June 8, 2009